UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend 2070 Fund, Fidelity Flex Freedom Blend Retirement Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Retirement Fund, (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Premier Class : FQIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	19.85%	8.37%	11.98%
Fidelity Freedom Index 2045 Composite Index℠	19.12%	8.28%	11.86%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$27,983,304,819
Number of Holdings	5
Total Advisory Fee	$17,057,598
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.8
International Equity Funds - 36.0
Bond Funds - 10.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912929.101    6200-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Investor Class : FXIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	13.80%	5.52%	8.36%
Fidelity Freedom Index 2030 Composite Index℠	13.50%	5.55%	8.45%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$26,131,375,172
Number of Holdings	7
Total Advisory Fee	$17,448,008
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 42.8
Domestic Equity Funds - 34.2
International Equity Funds - 23.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	34.2
Fidelity Series Bond Index Fund	27.4
Fidelity Series Global ex U.S. Index Fund	23.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912918.101    2235-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Institutional Premium Class : FFOPX

This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	19.80%	8.35%	10.74%
Fidelity Freedom Index 2050 Composite Index℠	19.07%	8.27%	10.75%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$26,797,425,062
Number of Holdings	5
Total Advisory Fee	$16,399,309
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.7
International Equity Funds - 36.6
Bond Funds - 8.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.7
Fidelity Series Global ex U.S. Index Fund	36.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	2.6
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912931.101    2774-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Institutional Premium Class : FFLDX

This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	19.74%	8.34%	10.75%
Fidelity Freedom Index 2055 Composite Index℠	19.03%	8.27%	10.74%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$20,666,232,749
Number of Holdings	5
Total Advisory Fee	$12,560,463
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.6
International Equity Funds - 37.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.6
Fidelity Series Global ex U.S. Index Fund	37.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.8
Fidelity Series International Developed Markets Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912946.101    2775-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Premier Class : FPIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	18.34%	7.91%	11.56%
Fidelity Freedom Index 2040 Composite Index℠	17.71%	7.83%	11.45%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$30,493,931,982
Number of Holdings	5
Total Advisory Fee	$19,212,965
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.9
International Equity Funds - 32.1
Bond Funds - 20.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	47.9
Fidelity Series Global ex U.S. Index Fund	32.1
Fidelity Series Bond Index Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912926.101    6199-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2040 Fund Fidelity Flex® Freedom Blend 2040 Fund : FCLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2040 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2040 Fund	20.57%	8.37%	10.26%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.82%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$71,338,704
Number of Holdings	32
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.1
International Equity Funds - 37.6
Bond Funds - 15.6
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	12.8
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.9
Fidelity Series Overseas Fund	6.2
Fidelity Series International Value Fund	6.2
Fidelity Series International Growth Fund	6.2
Fidelity Series Value Discovery Fund	4.5
77.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912968.101    2909-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend Retirement Fund Fidelity Flex® Freedom Blend Retirement Fund : FTLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend Retirement Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend Retirement Fund	8.39%	3.02%	4.14%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.95%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.69%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,137,144
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.0
International Equity Funds - 15.3
Domestic Equity Funds - 13.9
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.0
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	11.7
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	3.1
Fidelity Series Blue Chip Growth Fund	2.9
76.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Flex® Freedom Blend Income Fund to Fidelity Flex® Freedom Blend Retirement Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912960.101    2901-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Institutional Premium Class : FFEDX

This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	12.70%	4.91%	7.43%
Fidelity Freedom Index 2025 Composite Index℠	12.34%	4.90%	7.47%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,944,372,659
Number of Holdings	8
Total Advisory Fee	$10,555,918
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.0
Domestic Equity Funds - 30.4
International Equity Funds - 20.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	30.4
Fidelity Series Bond Index Fund	30.3
Fidelity Series Global ex U.S. Index Fund	20.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.5
Fidelity Series Treasury Bill Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912916.101    2769-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Investor Class : FQIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	12.60%	4.87%	7.38%
Fidelity Freedom Index 2025 Composite Index℠	12.34%	4.90%	7.47%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,944,372,659
Number of Holdings	8
Total Advisory Fee	$10,555,918
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.0
Domestic Equity Funds - 30.4
International Equity Funds - 20.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	30.4
Fidelity Series Bond Index Fund	30.3
Fidelity Series Global ex U.S. Index Fund	20.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.5
Fidelity Series Treasury Bill Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912915.101    2232-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Premier II Class : FAVWX

This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	19.84%	12.89%
Fidelity Freedom Index 2070 Composite Index℠	19.02%	12.23%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$414,909,500
Number of Holdings	5
Total Advisory Fee	$140,831
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917132.101    7719-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Premier II Class : FATZX

This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	12.72%	8.54%
Fidelity Freedom Index 2025 Composite Index℠	12.34%	8.20%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,944,372,659
Number of Holdings	8
Total Advisory Fee	$10,555,918
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.0
Domestic Equity Funds - 30.4
International Equity Funds - 20.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	30.4
Fidelity Series Bond Index Fund	30.3
Fidelity Series Global ex U.S. Index Fund	20.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.5
Fidelity Series Treasury Bill Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917114.101    7709-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Premier Class : FUIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	19.78%	8.36%	11.97%
Fidelity Freedom Index 2060 Composite Index℠	19.02%	8.27%	11.84%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,491,471,831
Number of Holdings	5
Total Advisory Fee	$7,484,045
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912959.101    6203-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Premier Class : FRBWX

This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	19.72%	13.74%
Fidelity Freedom Index 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$414,909,500
Number of Holdings	5
Total Advisory Fee	$140,831
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918268.101    7652-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Premier Class : FTYPX

This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	19.77%	8.37%	11.97%
Fidelity Freedom Index 2055 Composite Index℠	19.03%	8.27%	11.85%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$20,666,232,749
Number of Holdings	5
Total Advisory Fee	$12,560,463
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.6
International Equity Funds - 37.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.6
Fidelity Series Global ex U.S. Index Fund	37.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.8
Fidelity Series International Developed Markets Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912947.101    6202-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index Retirement Fund Fidelity Freedom® Index Retirement Fund Investor Class : FIKFX

This annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	7.13%	2.75%	3.93%
Fidelity Freedom Index Retirement Composite Index℠	7.11%	2.85%	4.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,945,237,866
Number of Holdings	8
Total Advisory Fee	$1,259,846
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.8
Domestic Equity Funds - 15.7
International Equity Funds - 9.8
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	39.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Total Market Index Fund	14.6
Fidelity Series Global ex U.S. Index Fund	9.8
Fidelity Series Treasury Bill Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Commodity Strategy Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912903.101    2216-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Premier Class : FMKPX

This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	13.92%	5.59%	8.16%
Fidelity Freedom Index 2030 Composite Index℠	13.50%	5.55%	8.11%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$26,131,375,172
Number of Holdings	7
Total Advisory Fee	$17,448,008
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 42.8
Domestic Equity Funds - 34.2
International Equity Funds - 23.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	34.2
Fidelity Series Bond Index Fund	27.4
Fidelity Series Global ex U.S. Index Fund	23.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912920.101    6197-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Premier II Class : FAVRX

This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	19.76%	12.89%
Fidelity Freedom Index 2055 Composite Index℠	19.03%	12.24%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$20,666,232,749
Number of Holdings	5
Total Advisory Fee	$12,560,463
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.6
International Equity Funds - 37.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.6
Fidelity Series Global ex U.S. Index Fund	37.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.8
Fidelity Series International Developed Markets Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917126.101    7715-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2015 Fund Fidelity Flex® Freedom Blend 2015 Fund : FILSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2015 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2015 Fund	11.25%	4.09%	5.91%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.69%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,849,642
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.2
Domestic Equity Funds - 19.8
International Equity Funds - 19.3
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.0
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	10.9
Fidelity Series Corporate Bond Fund	7.0
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series Large Cap Value Index Fund	5.2
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
71.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912963.101    2904-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Investor Class : FIHFX

This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	15.50%	6.57%	9.56%
Fidelity Freedom Index 2035 Composite Index℠	15.09%	6.59%	9.64%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$29,325,928,124
Number of Holdings	6
Total Advisory Fee	$18,738,365
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.0
Bond Funds - 34.8
International Equity Funds - 26.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	39.0
Fidelity Series Global ex U.S. Index Fund	26.2
Fidelity Series Bond Index Fund	23.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912921.101    2238-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Premier Class : FLIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	12.74%	4.94%	7.14%
Fidelity Freedom Index 2025 Composite Index℠	12.34%	4.90%	7.10%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,944,372,659
Number of Holdings	8
Total Advisory Fee	$10,555,918
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.0
Domestic Equity Funds - 30.4
International Equity Funds - 20.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	30.4
Fidelity Series Bond Index Fund	30.3
Fidelity Series Global ex U.S. Index Fund	20.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.5
Fidelity Series Treasury Bill Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912917.101    6196-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Institutional Premium Class : FFEGX

This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	13.89%	5.57%	8.41%
Fidelity Freedom Index 2030 Composite Index℠	13.50%	5.55%	8.45%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$26,131,375,172
Number of Holdings	7
Total Advisory Fee	$17,448,008
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 42.8
Domestic Equity Funds - 34.2
International Equity Funds - 23.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	34.2
Fidelity Series Bond Index Fund	27.4
Fidelity Series Global ex U.S. Index Fund	23.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912919.101    2770-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Investor Class : FPIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	11.26%	4.30%	6.73%
Fidelity Freedom Index 2020 Composite Index℠	11.08%	4.35%	6.83%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,660,935,320
Number of Holdings	9
Total Advisory Fee	$5,051,589
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.7
Domestic Equity Funds - 25.9
International Equity Funds - 16.9
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	34.1
Fidelity Series Total Market Index Fund	25.2
Fidelity Series Global ex U.S. Index Fund	16.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Treasury Bill Index Fund	2.5
Fidelity Series Commodity Strategy Fund	0.7
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912912.101    2228-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Premier II Class : FAVOX

This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	18.32%	12.04%
Fidelity Freedom Index 2040 Composite Index℠	17.71%	11.47%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$30,493,931,982
Number of Holdings	5
Total Advisory Fee	$19,212,965
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.9
International Equity Funds - 32.1
Bond Funds - 20.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	47.9
Fidelity Series Global ex U.S. Index Fund	32.1
Fidelity Series Bond Index Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917120.101    7712-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2010 Fund Fidelity Flex® Freedom Blend 2010 Fund : FISNX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2010 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2010 Fund	9.47%	3.52%	5.16%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.69%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,065,817
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	45%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.3
International Equity Funds - 16.6
Domestic Equity Funds - 15.7
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.1
Fidelity Series Government Bond Index Fund	12.4
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.3
Fidelity Series Overseas Fund	2.4
75.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912962.101    2903-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Investor Class : FDKLX

This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	19.73%	8.30%	10.69%
Fidelity Freedom Index 2060 Composite Index℠	19.02%	8.27%	10.74%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,491,471,831
Number of Holdings	5
Total Advisory Fee	$7,484,045
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912957.101    2714-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2035 Fund Fidelity Flex® Freedom Blend 2035 Fund : FJLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2035 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2035 Fund	17.52%	7.02%	9.23%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.83%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$70,781,296
Number of Holdings	32
Total Advisory Fee	$0
Portfolio Turnover	44%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.4
International Equity Funds - 31.7
Bond Funds - 30.2
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	10.4
Fidelity Series Blue Chip Growth Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Large Cap Growth Index Fund	5.5
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Overseas Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Series International Growth Fund	5.1
65.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912967.101    2908-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Premier II Class : FAVQX

This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	19.79%	12.91%
Fidelity Freedom Index 2050 Composite Index℠	19.07%	12.26%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$26,797,425,062
Number of Holdings	5
Total Advisory Fee	$16,399,309
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.7
International Equity Funds - 36.6
Bond Funds - 8.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.7
Fidelity Series Global ex U.S. Index Fund	36.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	2.6
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917124.101    7714-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Investor Class : FBIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	18.25%	7.84%	10.46%
Fidelity Freedom Index 2040 Composite Index℠	17.71%	7.83%	10.52%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$30,493,931,982
Number of Holdings	5
Total Advisory Fee	$19,212,965
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.9
International Equity Funds - 32.1
Bond Funds - 20.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	47.9
Fidelity Series Global ex U.S. Index Fund	32.1
Fidelity Series Bond Index Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912924.101    2239-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Premier II Class : FATYX

This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	11.38%	7.83%
Fidelity Freedom Index 2020 Composite Index℠	11.08%	7.56%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.23%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,660,935,320
Number of Holdings	9
Total Advisory Fee	$5,051,589
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.7
Domestic Equity Funds - 25.9
International Equity Funds - 16.9
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	34.1
Fidelity Series Total Market Index Fund	25.2
Fidelity Series Global ex U.S. Index Fund	16.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Treasury Bill Index Fund	2.5
Fidelity Series Commodity Strategy Fund	0.7
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917112.101    7708-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Premier II Class : FAVUX

This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	19.76%	12.88%
Fidelity Freedom Index 2060 Composite Index℠	19.02%	12.23%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,491,471,831
Number of Holdings	5
Total Advisory Fee	$7,484,045
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917128.101    7717-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Premier Class : FKIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	11.34%	4.36%	6.29%
Fidelity Freedom Index 2020 Composite Index℠	11.08%	4.35%	6.27%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	-0.06%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,660,935,320
Number of Holdings	9
Total Advisory Fee	$5,051,589
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.7
Domestic Equity Funds - 25.9
International Equity Funds - 16.9
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	34.1
Fidelity Series Total Market Index Fund	25.2
Fidelity Series Global ex U.S. Index Fund	16.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Treasury Bill Index Fund	2.5
Fidelity Series Commodity Strategy Fund	0.7
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912914.101    6195-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Investor Class : FRBVX

This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	19.58%	13.65%
Fidelity Freedom Index 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$414,909,500
Number of Holdings	5
Total Advisory Fee	$140,831
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918270.101    7653-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index Retirement Fund Fidelity Freedom® Index Retirement Fund Premier II Class : FATQX

This annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	7.31%	5.59%
Fidelity Freedom Index Retirement Composite Index℠	7.11%	5.48%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.23%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,945,237,866
Number of Holdings	8
Total Advisory Fee	$1,259,846
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.8
Domestic Equity Funds - 15.7
International Equity Funds - 9.8
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	39.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Total Market Index Fund	14.6
Fidelity Series Global ex U.S. Index Fund	9.8
Fidelity Series Treasury Bill Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Commodity Strategy Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917106.101    7705-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Premier II Class : FAVVX

This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	19.76%	12.90%
Fidelity Freedom Index 2065 Composite Index℠	19.02%	12.23%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,696,428,384
Number of Holdings	5
Total Advisory Fee	$2,530,742
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917130.101    7718-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index Retirement Fund Fidelity Freedom® Index Retirement Fund Institutional Premium Class : FFGZX

This annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	7.24%	2.81%	3.98%
Fidelity Freedom Index Retirement Composite Index℠	7.11%	2.85%	4.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,945,237,866
Number of Holdings	8
Total Advisory Fee	$1,259,846
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.8
Domestic Equity Funds - 15.7
International Equity Funds - 9.8
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	39.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Total Market Index Fund	14.6
Fidelity Series Global ex U.S. Index Fund	9.8
Fidelity Series Treasury Bill Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Commodity Strategy Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912904.101    2764-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2045 Fund Fidelity Flex® Freedom Blend 2045 Fund : FOLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2045 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2045 Fund	22.07%	8.79%	10.51%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	10.08%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$75,096,209
Number of Holdings	24
Total Advisory Fee	$0
Portfolio Turnover	44%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.4
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.0
Fidelity Series Value Discovery Fund	5.1
84.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912969.101    2910-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Investor Class : FIOFX

This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	19.78%	8.31%	10.70%
Fidelity Freedom Index 2045 Composite Index℠	19.12%	8.28%	10.75%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$27,983,304,819
Number of Holdings	5
Total Advisory Fee	$17,057,598
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.8
International Equity Funds - 36.0
Bond Funds - 10.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912927.101    2240-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Institutional Premium Class : FFEZX

This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	15.58%	6.62%	9.61%
Fidelity Freedom Index 2035 Composite Index℠	15.09%	6.59%	9.64%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$29,325,928,124
Number of Holdings	6
Total Advisory Fee	$18,738,365
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.0
Bond Funds - 34.8
International Equity Funds - 26.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	39.0
Fidelity Series Global ex U.S. Index Fund	26.2
Fidelity Series Bond Index Fund	23.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912922.101    2771-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Institutional Premium Class : FFWTX

This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	8.14%	3.24%	5.24%
Fidelity Freedom Index 2010 Composite Index℠	8.08%	3.28%	5.31%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$742,689,070
Number of Holdings	9
Total Advisory Fee	$584,188
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.8
Domestic Equity Funds - 17.4
International Equity Funds - 11.0
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Total Market Index Fund	16.4
Fidelity Series Global ex U.S. Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Commodity Strategy Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912910.101    2766-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Institutional Premium Class : FFIKX

This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	19.78%	8.35%	10.52%
Fidelity Freedom Index 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,696,428,384
Number of Holdings	5
Total Advisory Fee	$2,530,742
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913125.101    3427-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2020 Fund Fidelity Flex® Freedom Blend 2020 Fund : FULSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2020 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2020 Fund	12.97%	4.67%	6.62%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.32%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.69%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$16,346,721
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.7
Domestic Equity Funds - 24.3
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.0
Fidelity Series Investment Grade Bond Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Large Cap Value Index Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Stock Fund	3.6
67.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912964.101    2905-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Premier Class : FFYPX

This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	9.77%	3.83%	5.35%
Fidelity Freedom Index 2015 Composite Index℠	9.59%	3.83%	5.36%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	-0.06%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,921,458,361
Number of Holdings	9
Total Advisory Fee	$1,455,402
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.8
Domestic Equity Funds - 21.5
International Equity Funds - 13.8
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.5
Fidelity Series Total Market Index Fund	20.6
Fidelity Series Global ex U.S. Index Fund	13.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Commodity Strategy Fund	0.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912935.101    6194-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index Retirement Fund Fidelity Freedom® Index Retirement Fund Premier Class : FAPIX

This annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	7.29%	2.84%	3.26%
Fidelity Freedom Index Retirement Composite Index℠	7.11%	2.85%	3.29%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	-0.06%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,945,237,866
Number of Holdings	8
Total Advisory Fee	$1,259,846
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.8
Domestic Equity Funds - 15.7
International Equity Funds - 9.8
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	39.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Total Market Index Fund	14.6
Fidelity Series Global ex U.S. Index Fund	9.8
Fidelity Series Treasury Bill Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Commodity Strategy Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912905.101    6191-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Premier Class : FNIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	15.61%	6.64%	9.91%
Fidelity Freedom Index 2035 Composite Index℠	15.09%	6.59%	9.83%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$29,325,928,124
Number of Holdings	6
Total Advisory Fee	$18,738,365
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.0
Bond Funds - 34.8
International Equity Funds - 26.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	39.0
Fidelity Series Global ex U.S. Index Fund	26.2
Fidelity Series Bond Index Fund	23.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912923.101    6198-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Institutional Premium Class : FFIZX

This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	18.30%	7.88%	10.51%
Fidelity Freedom Index 2040 Composite Index℠	17.71%	7.83%	10.52%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$30,493,931,982
Number of Holdings	5
Total Advisory Fee	$19,212,965
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.9
International Equity Funds - 32.1
Bond Funds - 20.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	47.9
Fidelity Series Global ex U.S. Index Fund	32.1
Fidelity Series Bond Index Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912925.101    2772-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Premier Class : FVIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	19.81%	8.37%	11.97%
Fidelity Freedom Index 2065 Composite Index℠	19.02%	8.27%	11.84%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,696,428,384
Number of Holdings	5
Total Advisory Fee	$2,530,742
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913127.101    6204-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Premier II Class : FATUX

This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	8.21%	6.10%
Fidelity Freedom Index 2010 Composite Index℠	8.08%	6.00%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.23%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$742,689,070
Number of Holdings	9
Total Advisory Fee	$584,188
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.8
Domestic Equity Funds - 17.4
International Equity Funds - 11.0
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Total Market Index Fund	16.4
Fidelity Series Global ex U.S. Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Commodity Strategy Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917108.101    7706-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2065 Fund Fidelity Flex® Freedom Blend 2065 Fund : FDFPX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2065 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2065 Fund	22.09%	8.79%	11.42%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$21,305,367
Number of Holdings	19
Total Advisory Fee	$0
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.6
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913110.101    3414-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2050 Fund Fidelity Flex® Freedom Blend 2050 Fund : FYLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2050 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2050 Fund	22.12%	8.78%	10.50%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	10.08%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$61,590,009
Number of Holdings	19
Total Advisory Fee	$0
Portfolio Turnover	50%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.4
International Equity Funds - 42.0
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.4
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Stock Fund	8.3
Fidelity Series Large Cap Growth Index Fund	7.9
Fidelity Series Overseas Fund	7.0
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Value Discovery Fund	5.2
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912970.101    2911-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2030 Fund Fidelity Flex® Freedom Blend 2030 Fund : FVLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2030 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2030 Fund	15.67%	5.96%	8.08%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.71%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$66,782,060
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	41%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.2
Domestic Equity Funds - 32.5
International Equity Funds - 28.6
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	8.9
Fidelity Series Blue Chip Growth Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.1
Fidelity Series Government Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.1
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series Large Cap Growth Index Fund	4.8
Fidelity Series Overseas Fund	4.6
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912966.101    2907-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2025 Fund Fidelity Flex® Freedom Blend 2025 Fund : FELSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2025 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2025 Fund	14.42%	5.26%	7.25%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.92%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$32,991,003
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.4
Domestic Equity Funds - 28.7
International Equity Funds - 26.0
Short-Term Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Large Cap Value Index Fund	7.9
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.0
Fidelity Series Blue Chip Growth Fund	6.7
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Corporate Bond Fund	4.5
Fidelity Series Large Cap Stock Fund	4.4
Fidelity Series Large Cap Growth Index Fund	4.2
64.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912965.101    2906-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Institutional Premium Class : FFLEX

This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	19.70%	8.34%	10.74%
Fidelity Freedom Index 2060 Composite Index℠	19.02%	8.27%	10.74%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,491,471,831
Number of Holdings	5
Total Advisory Fee	$7,484,045
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912958.101    2776-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Premier Class : FCYPX

This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	8.26%	3.27%	4.39%
Fidelity Freedom Index 2010 Composite Index℠	8.08%	3.28%	4.41%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	-0.06%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$742,689,070
Number of Holdings	9
Total Advisory Fee	$584,188
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.8
Domestic Equity Funds - 17.4
International Equity Funds - 11.0
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Total Market Index Fund	16.4
Fidelity Series Global ex U.S. Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Commodity Strategy Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912911.101    6193-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Investor Class : FFIJX

This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Investor Class	19.75%	8.30%	10.48%
Fidelity Freedom Index 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,696,428,384
Number of Holdings	5
Total Advisory Fee	$2,530,742
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913126.101    3463-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Investor Class : FIPFX

This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	19.75%	8.30%	10.70%
Fidelity Freedom Index 2050 Composite Index℠	19.07%	8.27%	10.75%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$26,797,425,062
Number of Holdings	5
Total Advisory Fee	$16,399,309
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.7
International Equity Funds - 36.6
Bond Funds - 8.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.7
Fidelity Series Global ex U.S. Index Fund	36.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	2.6
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912930.101    2241-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2070 Fund Fidelity Flex® Freedom Blend 2070 Fund : FRBQX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2070 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2070 Fund	22.09%	14.51%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$7,648,589
Number of Holdings	18
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.6
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918264.101    7649-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Institutional Premium Class : FIWFX

This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	9.75%	3.80%	6.07%
Fidelity Freedom Index 2015 Composite Index℠	9.59%	3.83%	6.13%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,921,458,361
Number of Holdings	9
Total Advisory Fee	$1,455,402
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.8
Domestic Equity Funds - 21.5
International Equity Funds - 13.8
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.5
Fidelity Series Total Market Index Fund	20.6
Fidelity Series Global ex U.S. Index Fund	13.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Commodity Strategy Fund	0.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912934.101    2767-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2060 Fund Fidelity Flex® Freedom Blend 2060 Fund : FWLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2060 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2060 Fund	22.03%	8.79%	10.51%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	10.07%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$30,098,220
Number of Holdings	19
Total Advisory Fee	$0
Portfolio Turnover	40%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.6
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912972.101    2913-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Investor Class : FDEWX

This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	19.66%	8.29%	10.69%
Fidelity Freedom Index 2055 Composite Index℠	19.03%	8.27%	10.74%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$20,666,232,749
Number of Holdings	5
Total Advisory Fee	$12,560,463
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.6
International Equity Funds - 37.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.6
Fidelity Series Global ex U.S. Index Fund	37.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.8
Fidelity Series International Developed Markets Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912945.101    2338-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Premier II Class : FATVX

This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	9.82%	6.96%
Fidelity Freedom Index 2015 Composite Index℠	9.59%	6.79%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.23%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,921,458,361
Number of Holdings	9
Total Advisory Fee	$1,455,402
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.8
Domestic Equity Funds - 21.5
International Equity Funds - 13.8
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.5
Fidelity Series Total Market Index Fund	20.6
Fidelity Series Global ex U.S. Index Fund	13.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Commodity Strategy Fund	0.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917110.101    7707-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Premier II Class : FAVPX

This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	19.86%	12.93%
Fidelity Freedom Index 2045 Composite Index℠	19.12%	12.29%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$27,983,304,819
Number of Holdings	5
Total Advisory Fee	$17,057,598
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.8
International Equity Funds - 36.0
Bond Funds - 10.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917122.101    7713-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2055 Fund Fidelity Flex® Freedom Blend 2055 Fund : FQLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2055 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2055 Fund	22.08%	8.79%	10.52%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	10.07%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 8, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,892,897
Number of Holdings	19
Total Advisory Fee	$0
Portfolio Turnover	44%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.2
International Equity Funds - 42.5
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series Large Cap Growth Index Fund	7.9
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
85.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912971.101    2912-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Premier Class : FRLPX

This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2026.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Premier Class	19.79%	8.37%	11.98%
Fidelity Freedom Index 2050 Composite Index℠	19.07%	8.27%	11.85%
S&P 500® Index	17.80%	12.06%	15.79%
A   From June 24, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$26,797,425,062
Number of Holdings	5
Total Advisory Fee	$16,399,309
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.7
International Equity Funds - 36.6
Bond Funds - 8.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.7
Fidelity Series Global ex U.S. Index Fund	36.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	2.6
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912932.101    6201-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Institutional Premium Class : FIWTX

This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	11.38%	4.34%	6.78%
Fidelity Freedom Index 2020 Composite Index℠	11.08%	4.35%	6.83%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,660,935,320
Number of Holdings	9
Total Advisory Fee	$5,051,589
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.7
Domestic Equity Funds - 25.9
International Equity Funds - 16.9
Short-Term Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	34.1
Fidelity Series Total Market Index Fund	25.2
Fidelity Series Global ex U.S. Index Fund	16.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Treasury Bill Index Fund	2.5
Fidelity Series Commodity Strategy Fund	0.7
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912913.101    2768-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Investor Class : FKIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	8.19%	3.22%	5.19%
Fidelity Freedom Index 2010 Composite Index℠	8.08%	3.28%	5.31%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$742,689,070
Number of Holdings	9
Total Advisory Fee	$584,188
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.8
Domestic Equity Funds - 17.4
International Equity Funds - 11.0
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Total Market Index Fund	16.4
Fidelity Series Global ex U.S. Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Commodity Strategy Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912909.101    2226-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Premier II Class : FAVNX

This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	15.60%	10.34%
Fidelity Freedom Index 2035 Composite Index℠	15.09%	9.88%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$29,325,928,124
Number of Holdings	6
Total Advisory Fee	$18,738,365
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.0
Bond Funds - 34.8
International Equity Funds - 26.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	39.0
Fidelity Series Global ex U.S. Index Fund	26.2
Fidelity Series Bond Index Fund	23.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917118.101    7711-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Premier II Class : FAUYX

This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2026.
Initial investment of $5,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier II Class	13.91%	9.26%
Fidelity Freedom Index 2030 Composite Index℠	13.50%	8.89%
S&P 500® Index	17.80%	11.82%
A   From August 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$26,131,375,172
Number of Holdings	7
Total Advisory Fee	$17,448,008
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 42.8
Domestic Equity Funds - 34.2
International Equity Funds - 23.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	34.2
Fidelity Series Bond Index Fund	27.4
Fidelity Series Global ex U.S. Index Fund	23.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917116.101    7710-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Institutional Premium Class : FFOLX

This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Institutional Premium Class	19.78%	8.35%	10.75%
Fidelity Freedom Index 2045 Composite Index℠	19.12%	8.28%	10.75%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$27,983,304,819
Number of Holdings	5
Total Advisory Fee	$17,057,598
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.8
International Equity Funds - 36.0
Bond Funds - 10.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912928.101    2773-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Investor Class : FLIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	9.70%	3.76%	6.02%
Fidelity Freedom Index 2015 Composite Index℠	9.59%	3.83%	6.13%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,921,458,361
Number of Holdings	9
Total Advisory Fee	$1,455,402
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.8
Domestic Equity Funds - 21.5
International Equity Funds - 13.8
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.5
Fidelity Series Total Market Index Fund	20.6
Fidelity Series Global ex U.S. Index Fund	13.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Commodity Strategy Fund	0.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912933.101    2242-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Institutional Premium Class : FRBUX

This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Institutional Premium Class	19.81%	13.73%
Fidelity Freedom Index 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$414,909,500
Number of Holdings	5
Total Advisory Fee	$140,831
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.7
International Equity Funds - 37.3
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	55.7
Fidelity Series Global ex U.S. Index Fund	37.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918266.101    7650-TSRA-0526

Item 2.

Code of Ethics

As of the end of the period, March 31, 2026, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Retirement Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Index 2010 Fund	$20,400	$-	$5,300	$100
Fidelity Freedom Index 2015 Fund	$19,200	$-	$5,300	$100
Fidelity Freedom Index 2020 Fund	$20,400	$-	$5,300	$100
Fidelity Freedom Index 2025 Fund	$20,500	$-	$5,300	$100
Fidelity Freedom Index 2030 Fund	$20,500	$-	$5,300	$100
Fidelity Freedom Index 2035 Fund	$20,500	$-	$5,300	$100
Fidelity Freedom Index 2040 Fund	$20,500	$-	$5,300	$100
Fidelity Freedom Index 2045 Fund	$20,500	$-	$5,300	$100
Fidelity Freedom Index 2050 Fund	$20,500	$-	$5,300	$100
Fidelity Freedom Index 2055 Fund	$20,600	$-	$5,300	$100
Fidelity Freedom Index 2060 Fund	$20,500	$-	$5,300	$100
Fidelity Freedom Index 2065 Fund	$20,600	$-	$5,600	$100
Fidelity Freedom Index 2070 Fund	$20,900	$-	$8,100	$100
Fidelity Freedom Index Retirement Fund	$20,400	$-	$5,300	$100

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Index 2010 Fund	$20,400	$-	$5,500	$500
Fidelity Freedom Index 2015 Fund	$19,200	$-	$5,500	$500
Fidelity Freedom Index 2020 Fund	$20,500	$-	$5,500	$500
Fidelity Freedom Index 2025 Fund	$20,700	$-	$5,500	$500
Fidelity Freedom Index 2030 Fund	$20,800	$-	$5,500	$500
Fidelity Freedom Index 2035 Fund	$20,800	$-	$5,500	$500
Fidelity Freedom Index 2040 Fund	$20,800	$-	$5,500	$500
Fidelity Freedom Index 2045 Fund	$20,700	$-	$5,500	$500
Fidelity Freedom Index 2050 Fund	$20,700	$-	$5,500	$500
Fidelity Freedom Index 2055 Fund	$20,700	$-	$5,500	$500
Fidelity Freedom Index 2060 Fund	$20,600	$-	$5,500	$500
Fidelity Freedom Index 2065 Fund	$21,100	$-	$5,800	$500
Fidelity Freedom Index 2070 Fund	$17,700	$-	$8,100	$300
Fidelity Freedom Index Retirement Fund	$20,400	$-	$5,500	$500

A Amounts may reflect rounding.
B Fidelity Freedom Index 2070 Fund commenced operations on June 28, 2024.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend 2070 Fund, and Fidelity Flex Freedom Blend Retirement Fund (the “Funds”):

Services Billed by PwC

March 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend 2010 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2015 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2020 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2025 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2030 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2035 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2040 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2045 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2050 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2055 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2060 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2065 Fund	$18,100	$400	$2,600	$100
Fidelity Flex Freedom Blend 2070 Fund	$18,400	$400	$6,300	$100
Fidelity Flex Freedom Blend Retirement Fund	$15,600	$300	$2,600	$100

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend 2010 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2015 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2020 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2025 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2030 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2035 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2040 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2045 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2050 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2055 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2060 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2065 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2070 Fund	$15,800	$1,200	$6,300	$500
Fidelity Flex Freedom Blend Retirement Fund	$15,700	$1,500	$3,800	$700

A Amounts may reflect rounding.
B Fidelity Flex Freedom Blend 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2026A	March 31, 2025A,B
Audit-Related Fees	$154,800	$250,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom Index 2070 Fund’s commencement of operations.

Services Billed by PwC

	March 31, 2026A	March 31, 2025A,B
Audit-Related Fees	$9,428,700	$9,765,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Flex Freedom Blend 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2026A	March 31, 2025A,B
Deloitte Entities	$4,251,300	$3,097,500
PwC	$14,688,100	$14,887,700

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom Index 2070 Fund and Fidelity Flex Freedom Blend 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Retirement Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund
Fidelity Flex® Freedom Blend 2070 Fund

(Fidelity Flex® Freedom Blend Retirement Fund formerly Fidelity Flex® Freedom Blend Income Fund)

Annual Report
March 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Freedom Blend Retirement Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund
Fidelity Flex® Freedom Blend 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Freedom Blend Retirement Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 66.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	21,592	214,622
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,506	11,411
Fidelity Series Corporate Bond Fund (a)	9,158	85,539
Fidelity Series Emerging Markets Debt Fund (a)	743	6,222
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	170	1,584
Fidelity Series Floating Rate High Income Fund (a)	132	1,143
Fidelity Series Government Bond Index Fund (a)	15,703	143,530
Fidelity Series High Income Fund (a)	130	1,146
Fidelity Series International Credit Fund (a)	16	132
Fidelity Series International Developed Markets Bond Index Fund (a)	6,718	56,904
Fidelity Series Investment Grade Bond Fund (a)	13,105	132,494
Fidelity Series Investment Grade Securitized Fund (a)	8,804	80,024
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,502	13,335
Fidelity Series Real Estate Income Fund (a)	112	1,123
TOTAL BOND FUNDS (Cost $728,802)		749,209

Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,526	32,647
Fidelity Series Commodity Strategy Fund (a)	190	21,269
Fidelity Series Large Cap Growth Index Fund (a)	774	20,824
Fidelity Series Large Cap Stock Fund (a)	836	21,950
Fidelity Series Large Cap Value Index Fund (a)	2,080	38,694
Fidelity Series Small Cap Core Fund (a)	401	5,568
Fidelity Series Small Cap Opportunities Fund (a)	223	3,792
Fidelity Series Value Discovery Fund (a)	822	13,823
TOTAL DOMESTIC EQUITY FUNDS (Cost $105,274)		158,567

International Equity Funds - 15.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,020	20,795
Fidelity Series Emerging Markets Fund (a)	896	11,303
Fidelity Series Emerging Markets Opportunities Fund (a)	1,746	45,386
Fidelity Series International Growth Fund (a)	1,334	24,979
Fidelity Series International Index Fund (a)	635	9,697
Fidelity Series International Small Cap Fund (a)	628	10,984
Fidelity Series International Value Fund (a)	1,585	25,035
Fidelity Series Overseas Fund (a)	1,722	25,044
Fidelity Series Select International Small Cap Fund (a)	67	953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $123,336)		174,176

Short-Term Funds - 3.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	552	5,523
Fidelity Series Treasury Bill Index Fund (a)	3,598	35,799
TOTAL SHORT-TERM FUNDS (Cost $41,067)		41,322

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $13,868)	3.73	13,868	13,868

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,012,347)	1,137,142
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	1,137,144

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	669,636	139,693	592,569	19,714	(3,058)	2,072	214,622	21,592
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	37,075	6,883	31,943	1,216	(791)	187	11,411	1,506
Fidelity Series Blue Chip Growth Fund	75,833	34,925	93,242	2,471	19,113	(3,982)	32,647	1,526
Fidelity Series Canada Fund	27,351	27,744	40,299	677	2,935	3,064	20,795	1,020
Fidelity Series Commodity Strategy Fund	8,419	37,540	28,627	357	526	3,411	21,269	190
Fidelity Series Corporate Bond Fund	310,832	54,360	281,589	9,908	1,360	576	85,539	9,158
Fidelity Series Emerging Markets Debt Fund	19,707	3,180	17,592	852	1,223	(296)	6,222	743
Fidelity Series Emerging Markets Debt Local Currency Fund	5,417	856	5,040	248	501	(150)	1,584	170
Fidelity Series Emerging Markets Fund	34,582	13,205	43,995	555	7,375	136	11,303	896
Fidelity Series Emerging Markets Opportunities Fund	138,412	57,684	180,179	2,296	31,102	(1,633)	45,386	1,746
Fidelity Series Floating Rate High Income Fund	3,658	701	3,172	202	(49)	5	1,143	132
Fidelity Series Government Bond Index Fund	503,779	112,950	473,315	12,894	(10,238)	10,354	143,530	15,703
Fidelity Series Government Money Market Fund	44,989	60,348	91,469	1,797	-	-	13,868	13,868
Fidelity Series High Income Fund	3,638	611	3,207	184	180	(76)	1,146	130
Fidelity Series International Credit Fund	126	6	-	6	-	-	132	16
Fidelity Series International Developed Markets Bond Index Fund	185,329	35,367	162,870	5,501	(2,614)	1,692	56,904	6,718
Fidelity Series International Growth Fund	63,699	34,682	80,458	3,334	12,273	(5,217)	24,979	1,334
Fidelity Series International Index Fund	24,813	12,571	32,141	534	6,093	(1,639)	9,697	635
Fidelity Series International Small Cap Fund	48,218	6,533	48,464	4,119	8,403	(3,706)	10,984	628
Fidelity Series International Value Fund	67,385	31,459	84,787	4,308	18,797	(7,819)	25,035	1,585
Fidelity Series Investment Grade Bond Fund	478,199	89,294	437,912	13,725	(4,855)	7,768	132,494	13,105
Fidelity Series Investment Grade Securitized Fund	300,746	47,209	271,153	8,971	(4,728)	7,950	80,024	8,804
Fidelity Series Large Cap Growth Index Fund	48,780	21,767	57,872	401	13,490	(5,341)	20,824	774
Fidelity Series Large Cap Stock Fund	45,036	30,044	59,174	3,881	8,146	(2,102)	21,950	836
Fidelity Series Large Cap Value Index Fund	92,657	50,094	111,829	2,691	11,198	(3,426)	38,694	2,080
Fidelity Series Long-Term Treasury Bond Index Fund	96,638	40,882	123,071	2,813	(6,341)	5,227	13,335	2,502
Fidelity Series Overseas Fund	65,173	35,926	81,415	3,513	13,991	(8,631)	25,044	1,722
Fidelity Series Real Estate Income Fund	3,644	614	3,168	142	(13)	46	1,123	112
Fidelity Series Select International Small Cap Fund	662	2,423	2,772	77	461	179	953	67
Fidelity Series Short-Term Credit Fund	40,575	6,966	42,067	1,103	1,486	(1,437)	5,523	552
Fidelity Series Small Cap Core Fund	21,274	5,139	24,732	111	919	2,968	5,568	401
Fidelity Series Small Cap Opportunities Fund	9,461	3,548	10,942	353	1,640	85	3,792	223
Fidelity Series Treasury Bill Index Fund	132,002	119,415	215,669	4,687	(107)	158	35,799	3,598
Fidelity Series Value Discovery Fund	33,255	18,818	40,394	1,920	2,157	(13)	13,823	822
	3,641,000	1,143,437	3,777,128	115,561	130,575	410	1,137,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	749,209	749,209	-	-

Domestic Equity Funds	158,567	158,567	-	-

International Equity Funds	174,176	174,176	-	-

Short-Term Funds	41,322	41,322	-	-

Money Market Funds	13,868	13,868	-	-
Total Investments in Securities:	1,137,142	1,137,142	-	-
Fidelity Flex® Freedom Blend Retirement Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,012,347)	$1,137,142

Total Investment in Securities (cost $1,012,347)		$1,137,142
Receivable for investments sold		37,752
Receivable for fund shares sold		3,974
Total assets		1,178,868
Liabilities
Payable for investments purchased	$8,213
Payable for fund shares redeemed	33,511
Total liabilities		41,724
Net Assets		$1,137,144
Net Assets consist of:
Paid in capital		$1,115,152
Total accumulated earnings (loss)		21,992
Net Assets		$1,137,144
Net Asset Value, offering price and redemption price per share ($1,137,144 ÷ 112,221 shares)		$10.13
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$95,815
Expenses
Independent trustees' fees and expenses	$7
Total expenses		7
Net Investment income (loss)		95,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	130,575
Capital gain distributions from underlying funds:
Affiliated issuers	19,746
Total net realized gain (loss)		150,321
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	410
Total change in net unrealized appreciation (depreciation)		410
Net gain (loss)		150,731
Net increase (decrease) in net assets resulting from operations		$246,539
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,808	$113,825
Net realized gain (loss)	150,321	1,703
Change in net unrealized appreciation (depreciation)	410	69,125
Net increase (decrease) in net assets resulting from operations	246,539	184,653
Distributions to shareholders	(102,979)	(107,858)

Share transactions
Proceeds from sales of shares	539,226	799,588
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	-	2,626,768
Reinvestment of distributions	102,979	107,858
Cost of shares redeemed	(3,289,624)	(1,001,331)

Net increase (decrease) in net assets resulting from share transactions	(2,647,419)	2,532,883
Total increase (decrease) in net assets	(2,503,859)	2,609,678

Net Assets
Beginning of period	3,641,003	1,031,325
End of period	$1,137,144	$3,641,003

Other Information
Shares
Sold	53,638	82,966
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	-	275,344
Issued in reinvestment of distributions	10,280	11,230
Redeemed	(326,830)	(102,997)
Net increase (decrease)	(262,912)	266,543

Financial Highlights
Fidelity Flex® Freedom Blend Retirement Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.71	$9.50	$9.25	$10.15	$10.72
Income from Investment Operations
Net investment income (loss) A,B	.37	.35	.32	.35	.28
Net realized and unrealized gain (loss)	.44	.18	.24	(.77)	(.33)
Total from investment operations	.81	.53	.56	(.42)	(.05)
Distributions from net investment income	(.39)	(.32)	(.31)	(.36)	(.28)
Distributions from net realized gain	-	-	-	(.12)	(.24)
Total distributions	(.39)	(.32)	(.31)	(.48)	(.52)
Net asset value, end of period	$10.13	$9.71	$9.50	$9.25	$10.15
Total Return	8.39%	5.70%	6.14%	(4.01)%	(.61)%
Ratios to Average Net Assets B,C,D
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	- %	-%	-%	-%	-%
Expenses net of all reductions, if any E	-%	-%	-%	-%	-%
Net investment income (loss)	3.72%	3.58%	3.49%	3.83%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,137	$3,641	$1,031	$820	$151
Portfolio turnover rate F	43%	37% G	45%	178%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EAmount represents less than .005%.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Flex® Freedom Blend 2010 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 65.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	37,479	372,542
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,645	27,632
Fidelity Series Corporate Bond Fund (a)	16,390	153,079
Fidelity Series Emerging Markets Debt Fund (a)	1,350	11,296
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	309	2,876
Fidelity Series Floating Rate High Income Fund (a)	238	2,063
Fidelity Series Government Bond Index Fund (a)	28,106	256,890
Fidelity Series High Income Fund (a)	236	2,077
Fidelity Series International Credit Fund (a)	8	67
Fidelity Series International Developed Markets Bond Index Fund (a)	12,178	103,152
Fidelity Series Investment Grade Bond Fund (a)	23,455	237,129
Fidelity Series Investment Grade Securitized Fund (a)	15,756	143,218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,521	34,757
Fidelity Series Real Estate Income Fund (a)	204	2,040
TOTAL BOND FUNDS (Cost $1,343,547)		1,348,818

Domestic Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,196	68,362
Fidelity Series Commodity Strategy Fund (a)	324	36,379
Fidelity Series Large Cap Growth Index Fund (a)	1,620	43,597
Fidelity Series Large Cap Stock Fund (a)	1,750	45,945
Fidelity Series Large Cap Value Index Fund (a)	4,354	80,983
Fidelity Series Small Cap Core Fund (a)	875	12,147
Fidelity Series Small Cap Opportunities Fund (a)	470	7,974
Fidelity Series Value Discovery Fund (a)	1,720	28,933
TOTAL DOMESTIC EQUITY FUNDS (Cost $225,303)		324,320

International Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,995	40,658
Fidelity Series Emerging Markets Fund (a)	1,753	22,109
Fidelity Series Emerging Markets Opportunities Fund (a)	3,413	88,715
Fidelity Series International Growth Fund (a)	2,657	49,759
Fidelity Series International Index Fund (a)	1,266	19,317
Fidelity Series International Small Cap Fund (a)	1,146	20,040
Fidelity Series International Value Fund (a)	3,156	49,872
Fidelity Series Overseas Fund (a)	3,431	49,889
Fidelity Series Select International Small Cap Fund (a)	119	1,693
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $247,551)		342,052

Short-Term Funds - 2.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,154	11,535
Fidelity Series Treasury Bill Index Fund (a)	2,982	29,668
TOTAL SHORT-TERM FUNDS (Cost $40,738)		41,203

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $9,423)	3.73	9,423	9,423

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,866,562)	2,065,816
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	2,065,817

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	422,739	177,225	227,426	16,734	(584)	1,266	372,542	37,479
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	45,786	10,459	28,097	1,752	(262)	(254)	27,632	3,645
Fidelity Series Blue Chip Growth Fund	75,002	37,688	60,841	2,932	8,198	8,315	68,362	3,196
Fidelity Series Canada Fund	24,189	33,526	24,487	744	605	6,825	40,658	1,995
Fidelity Series Commodity Strategy Fund	5,898	37,937	13,371	314	795	5,120	36,379	324
Fidelity Series Corporate Bond Fund	203,374	57,504	108,920	9,542	688	433	153,079	16,390
Fidelity Series Emerging Markets Debt Fund	13,353	3,792	6,622	838	335	438	11,296	1,350
Fidelity Series Emerging Markets Debt Local Currency Fund	4,247	1,008	2,667	283	256	32	2,876	309
Fidelity Series Emerging Markets Fund	27,867	14,308	28,404	594	4,023	4,315	22,109	1,753
Fidelity Series Emerging Markets Opportunities Fund	111,534	60,778	115,637	2,460	15,727	16,313	88,715	3,413
Fidelity Series Floating Rate High Income Fund	2,562	758	1,204	203	(19)	(34)	2,063	238
Fidelity Series Government Bond Index Fund	329,620	115,992	187,874	12,459	(2,608)	1,760	256,890	28,106
Fidelity Series Government Money Market Fund	15,819	46,796	53,192	987	-	-	9,423	9,423
Fidelity Series High Income Fund	2,549	656	1,214	185	29	57	2,077	236
Fidelity Series International Credit Fund	64	3	-	3	-	-	67	8
Fidelity Series International Developed Markets Bond Index Fund	128,839	38,871	63,037	4,964	(685)	(836)	103,152	12,178
Fidelity Series International Growth Fund	56,015	36,134	47,755	3,808	4,446	919	49,759	2,657
Fidelity Series International Index Fund	21,760	12,558	19,445	610	2,682	1,762	19,317	1,266
Fidelity Series International Small Cap Fund	33,781	6,920	24,032	3,948	4,380	(1,009)	20,040	1,146
Fidelity Series International Value Fund	58,729	32,354	52,533	4,918	9,814	1,508	49,872	3,156
Fidelity Series Investment Grade Bond Fund	312,881	95,803	173,729	13,186	(628)	2,802	237,129	23,455
Fidelity Series Investment Grade Securitized Fund	196,775	51,989	108,593	8,582	(832)	3,879	143,218	15,756
Fidelity Series Large Cap Growth Index Fund	48,247	24,485	37,000	484	5,242	2,623	43,597	1,620
Fidelity Series Large Cap Stock Fund	44,542	31,050	36,767	4,799	2,097	5,023	45,945	1,750
Fidelity Series Large Cap Value Index Fund	91,646	47,310	69,185	3,221	5,599	5,613	80,983	4,354
Fidelity Series Long-Term Treasury Bond Index Fund	86,492	38,803	89,472	3,324	(1,016)	(50)	34,757	6,521
Fidelity Series Overseas Fund	57,156	36,911	47,548	4,013	5,146	(1,776)	49,889	3,431
Fidelity Series Real Estate Income Fund	2,553	674	1,208	143	10	11	2,040	204
Fidelity Series Select International Small Cap Fund	462	2,032	1,313	77	205	307	1,693	119
Fidelity Series Short-Term Credit Fund	14,956	4,604	7,992	692	117	(150)	11,535	1,154
Fidelity Series Small Cap Core Fund	21,047	3,547	17,584	132	1,019	4,118	12,147	875
Fidelity Series Small Cap Opportunities Fund	9,359	2,737	6,501	420	1,073	1,306	7,974	470
Fidelity Series Treasury Bill Index Fund	47,342	98,458	116,123	2,940	(3)	(6)	29,668	2,982
Fidelity Series Value Discovery Fund	32,894	18,709	25,437	2,697	1,094	1,673	28,933	1,720
	2,550,079	1,182,379	1,805,210	112,988	66,943	72,303	2,065,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,348,818	1,348,818	-	-

Domestic Equity Funds	324,320	324,320	-	-

International Equity Funds	342,052	342,052	-	-

Short-Term Funds	41,203	41,203	-	-

Money Market Funds	9,423	9,423	-	-
Total Investments in Securities:	2,065,816	2,065,816	-	-
Fidelity Flex® Freedom Blend 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,866,562)	$2,065,816

Total Investment in Securities (cost $1,866,562)		$2,065,816
Receivable for investments sold		23,000
Receivable for fund shares sold		965
Total assets		2,089,781
Liabilities
Payable for investments purchased	$23,964
Total liabilities		23,964
Net Assets		$2,065,817
Net Assets consist of:
Paid in capital		$1,916,731
Total accumulated earnings (loss)		149,086
Net Assets		$2,065,817
Net Asset Value, offering price and redemption price per share ($2,065,817 ÷ 197,611 shares)		$10.45
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$90,044
Expenses
Independent trustees' fees and expenses	$6
Total expenses		6
Net Investment income (loss)		90,038
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	66,943
Capital gain distributions from underlying funds:
Affiliated issuers	22,944
Total net realized gain (loss)		89,887
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	72,303
Total change in net unrealized appreciation (depreciation)		72,303
Net gain (loss)		162,190
Net increase (decrease) in net assets resulting from operations		$252,228
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,038	$87,802
Net realized gain (loss)	89,887	(20,971)
Change in net unrealized appreciation (depreciation)	72,303	13,794
Net increase (decrease) in net assets resulting from operations	252,228	80,625
Distributions to shareholders	(92,069)	(103,740)

Share transactions
Proceeds from sales of shares	522,436	356,265
Reinvestment of distributions	92,068	103,740
Cost of shares redeemed	(1,258,926)	(3,134,428)

Net increase (decrease) in net assets resulting from share transactions	(644,422)	(2,674,423)
Total increase (decrease) in net assets	(484,263)	(2,697,538)

Net Assets
Beginning of period	2,550,080	5,247,618
End of period	$2,065,817	$2,550,080

Other Information
Shares
Sold	50,093	36,153
Issued in reinvestment of distributions	8,883	10,727
Redeemed	(119,043)	(326,612)
Net increase (decrease)	(60,067)	(279,732)

Financial Highlights
Fidelity Flex® Freedom Blend 2010 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$9.76	$9.36	$10.38	$11.06
Income from Investment Operations
Net investment income (loss) A,B	.36	.32	.31	.39	.30
Net realized and unrealized gain (loss)	.57	.25 C	.39	(.90)	(.27)
Total from investment operations	.93	.57	.70	(.51)	.03
Distributions from net investment income	(.38)	(.43)	(.30)	(.33)	(.30)
Distributions from net realized gain	-	-	- D	(.18)	(.41)
Total distributions	(.38)	(.43)	(.30)	(.51)	(.71)
Net asset value, end of period	$10.45	$9.90	$9.76	$9.36	$10.38
Total Return	9.47%	5.93%	7.59%	(4.76)%	.02%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	3.44%	3.22%	3.24%	4.27%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,066	$2,550	$5,248	$5,824	$135
Portfolio turnover rate H	45%	36%	23%	98%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DAmount represents less than $.005 per share.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2015 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 60.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	70,622	701,987
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	30,139	228,454
Fidelity Series Corporate Bond Fund (a)	44,066	411,578
Fidelity Series Emerging Markets Debt Fund (a)	3,812	31,909
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	872	8,128
Fidelity Series Floating Rate High Income Fund (a)	672	5,820
Fidelity Series Government Bond Index Fund (a)	75,574	690,749
Fidelity Series High Income Fund (a)	666	5,861
Fidelity Series International Credit Fund (a)	8	68
Fidelity Series International Developed Markets Bond Index Fund (a)	34,393	291,309
Fidelity Series Investment Grade Bond Fund (a)	63,067	637,607
Fidelity Series Investment Grade Securitized Fund (a)	42,360	385,056
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,944	116,962
Fidelity Series Real Estate Income Fund (a)	576	5,764
TOTAL BOND FUNDS (Cost $3,536,807)		3,521,252

Domestic Equity Funds - 19.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	11,764	251,622
Fidelity Series Commodity Strategy Fund (a)	865	97,040
Fidelity Series Large Cap Growth Index Fund (a)	5,962	160,446
Fidelity Series Large Cap Stock Fund (a)	6,437	169,047
Fidelity Series Large Cap Value Index Fund (a)	16,007	297,727
Fidelity Series Small Cap Core Fund (a)	3,383	46,951
Fidelity Series Small Cap Opportunities Fund (a)	1,730	29,370
Fidelity Series Value Discovery Fund (a)	6,324	106,366
TOTAL DOMESTIC EQUITY FUNDS (Cost $799,065)		1,158,569

International Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,304	128,484
Fidelity Series Emerging Markets Fund (a)	5,778	72,867
Fidelity Series Emerging Markets Opportunities Fund (a)	11,245	292,252
Fidelity Series International Growth Fund (a)	9,054	169,585
Fidelity Series International Index Fund (a)	4,313	65,814
Fidelity Series International Small Cap Fund (a)	3,237	56,588
Fidelity Series International Value Fund (a)	10,757	169,968
Fidelity Series Overseas Fund (a)	11,694	170,036
Fidelity Series Select International Small Cap Fund (a)	340	4,831
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $815,230)		1,130,425

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,678	26,775
Fidelity Series Treasury Bill Index Fund (a)	1,175	11,688
TOTAL SHORT-TERM FUNDS (Cost $38,570)		38,463

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $928)	3.73	928	928

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,190,600)	5,849,637
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	5,849,642

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	890,613	236,084	424,416	30,125	(1,291)	3,061	701,987	70,622
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	359,088	42,461	167,942	12,809	(24,402)	19,249	228,454	30,139
Fidelity Series Blue Chip Growth Fund	342,235	75,301	238,464	11,824	68,386	4,164	251,622	11,764
Fidelity Series Canada Fund	100,008	80,343	78,510	2,368	5,155	21,488	128,484	6,304
Fidelity Series Commodity Strategy Fund	18,758	88,009	24,419	813	623	14,069	97,040	865
Fidelity Series Corporate Bond Fund	590,007	102,086	282,653	24,469	565	1,573	411,578	44,066
Fidelity Series Emerging Markets Debt Fund	43,751	5,477	19,486	2,379	1,218	949	31,909	3,812
Fidelity Series Emerging Markets Debt Local Currency Fund	12,229	1,480	6,351	707	683	87	8,128	872
Fidelity Series Emerging Markets Fund	105,670	30,673	92,018	1,892	15,301	13,241	72,867	5,778
Fidelity Series Emerging Markets Opportunities Fund	422,917	131,692	372,014	7,867	62,439	47,218	292,252	11,245
Fidelity Series Floating Rate High Income Fund	8,151	1,434	3,621	565	(52)	(92)	5,820	672
Fidelity Series Government Bond Index Fund	956,242	219,672	482,153	31,923	(11,868)	8,856	690,749	75,574
Fidelity Series Government Money Market Fund	1,136	104,692	104,900	964	-	-	928	928
Fidelity Series High Income Fund	8,106	1,141	3,621	512	89	146	5,861	666
Fidelity Series International Credit Fund	65	3	-	3	-	-	68	8
Fidelity Series International Developed Markets Bond Index Fund	409,883	71,496	186,746	13,732	(1,400)	(1,924)	291,309	34,393
Fidelity Series International Growth Fund	232,607	82,909	167,800	13,343	31,510	(9,641)	169,585	9,054
Fidelity Series International Index Fund	89,997	26,881	67,965	2,137	14,389	2,512	65,814	4,313
Fidelity Series International Small Cap Fund	107,415	13,696	75,219	10,655	13,059	(2,363)	56,588	3,237
Fidelity Series International Value Fund	241,991	69,370	184,826	17,213	48,483	(5,050)	169,968	10,757
Fidelity Series Investment Grade Bond Fund	907,694	172,608	447,254	33,818	(5,207)	9,766	637,607	63,067
Fidelity Series Investment Grade Securitized Fund	570,860	89,410	282,116	22,024	(5,537)	12,439	385,056	42,360
Fidelity Series Large Cap Growth Index Fund	220,154	48,599	145,309	1,783	44,890	(7,888)	160,446	5,962
Fidelity Series Large Cap Stock Fund	203,260	71,478	137,176	18,173	21,490	9,995	169,047	6,437
Fidelity Series Large Cap Value Index Fund	418,192	109,232	274,060	11,736	35,526	8,837	297,727	16,007
Fidelity Series Long-Term Treasury Bond Index Fund	294,736	84,511	257,475	10,044	(23,398)	18,588	116,962	21,944
Fidelity Series Overseas Fund	236,389	82,105	163,950	14,062	35,052	(19,560)	170,036	11,694
Fidelity Series Real Estate Income Fund	8,120	1,182	3,603	383	(160)	225	5,764	576
Fidelity Series Select International Small Cap Fund	1,477	5,343	3,405	197	527	889	4,831	340
Fidelity Series Short-Term Credit Fund	6,536	30,731	10,401	1,139	281	(372)	26,775	2,678
Fidelity Series Small Cap Core Fund	96,020	6,054	75,674	483	4,474	16,077	46,951	3,383
Fidelity Series Small Cap Opportunities Fund	42,700	4,602	27,442	1,622	5,241	4,269	29,370	1,730
Fidelity Series Treasury Bill Index Fund	10,983	276,856	276,120	3,069	(27)	(4)	11,688	1,175
Fidelity Series Value Discovery Fund	150,099	43,985	99,321	9,688	7,289	4,314	106,366	6,324
	8,108,089	2,411,596	5,186,430	314,521	343,328	175,118	5,849,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,521,252	3,521,252	-	-

Domestic Equity Funds	1,158,569	1,158,569	-	-

International Equity Funds	1,130,425	1,130,425	-	-

Short-Term Funds	38,463	38,463	-	-

Money Market Funds	928	928	-	-
Total Investments in Securities:	5,849,637	5,849,637	-	-
Fidelity Flex® Freedom Blend 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,190,600)	$5,849,637

Total Investment in Securities (cost $5,190,600)		$5,849,637
Receivable for investments sold		110,756
Receivable for fund shares sold		928
Total assets		5,961,321
Liabilities
Payable for investments purchased	$48,234
Payable for fund shares redeemed	63,445
Total liabilities		111,679
Net Assets		$5,849,642
Net Assets consist of:
Paid in capital		$4,947,238
Total accumulated earnings (loss)		902,404
Net Assets		$5,849,642
Net Asset Value, offering price and redemption price per share ($5,849,642 ÷ 534,996 shares)		$10.93
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$233,479
Expenses
Independent trustees' fees and expenses	$17
Total expenses		17
Net Investment income (loss)		233,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	343,328
Capital gain distributions from underlying funds:
Affiliated issuers	81,042
Total net realized gain (loss)		424,370
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	175,118
Total change in net unrealized appreciation (depreciation)		175,118
Net gain (loss)		599,488
Net increase (decrease) in net assets resulting from operations		$832,950
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,462	$320,425
Net realized gain (loss)	424,370	180,794
Change in net unrealized appreciation (depreciation)	175,118	67,646
Net increase (decrease) in net assets resulting from operations	832,950	568,865
Distributions to shareholders	(310,782)	(327,819)

Share transactions
Proceeds from sales of shares	644,026	716,629
Reinvestment of distributions	310,782	327,819
Cost of shares redeemed	(3,735,426)	(4,123,096)

Net increase (decrease) in net assets resulting from share transactions	(2,780,618)	(3,078,648)
Total increase (decrease) in net assets	(2,258,450)	(2,837,602)

Net Assets
Beginning of period	8,108,092	10,945,694
End of period	$5,849,642	$8,108,092

Other Information
Shares
Sold	59,210	69,944
Issued in reinvestment of distributions	28,632	32,493
Redeemed	(340,588)	(403,589)
Net increase (decrease)	(252,746)	(301,152)

Financial Highlights
Fidelity Flex® Freedom Blend 2015 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$10.05	$9.47	$10.62	$11.29
Income from Investment Operations
Net investment income (loss) A,B	.35	.33	.29	.38	.31
Net realized and unrealized gain (loss)	.80	.24	.59	(.98)	(.22)
Total from investment operations	1.15	.57	.88	(.60)	.09
Distributions from net investment income	(.41)	(.33)	(.30)	(.37)	(.30)
Distributions from net realized gain	(.11)	-	(.01)	(.18)	(.46)
Total distributions	(.51) C	(.33)	(.30) C	(.55)	(.76)
Net asset value, end of period	$10.93	$10.29	$10.05	$9.47	$10.62
Total Return	11.25%	5.73%	9.41%	(5.53)%	.49%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	3.20%	3.16%	3.04%	4.09%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$5,850	$8,108	$10,946	$11,066	$170
Portfolio turnover rate G	33%	25%	24%	93%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2020 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 52.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	57,484	571,395
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	163,913	1,242,464
Fidelity Series Corporate Bond Fund (a)	114,771	1,071,961
Fidelity Series Emerging Markets Debt Fund (a)	10,665	89,263
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,431	22,657
Fidelity Series Floating Rate High Income Fund (a)	1,871	16,199
Fidelity Series Government Bond Index Fund (a)	196,824	1,798,973
Fidelity Series High Income Fund (a)	1,852	16,299
Fidelity Series International Credit Fund (a)	10	83
Fidelity Series International Developed Markets Bond Index Fund (a)	92,439	782,955
Fidelity Series Investment Grade Bond Fund (a)	164,251	1,660,579
Fidelity Series Investment Grade Securitized Fund (a)	110,326	1,002,864
Fidelity Series Long-Term Treasury Bond Index Fund (a)	62,081	330,893
Fidelity Series Real Estate Income Fund (a)	1,605	16,065
TOTAL BOND FUNDS (Cost $8,804,033)		8,622,650

Domestic Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	41,360	884,690
Fidelity Series Commodity Strategy Fund (a)	2,128	238,722
Fidelity Series Large Cap Growth Index Fund (a)	20,961	564,054
Fidelity Series Large Cap Stock Fund (a)	22,628	594,205
Fidelity Series Large Cap Value Index Fund (a)	56,233	1,045,935
Fidelity Series Small Cap Core Fund (a)	11,868	164,731
Fidelity Series Small Cap Opportunities Fund (a)	6,076	103,174
Fidelity Series Value Discovery Fund (a)	22,216	373,674
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,686,482)		3,969,185

International Equity Funds - 22.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	19,753	402,560
Fidelity Series Emerging Markets Fund (a)	18,668	235,405
Fidelity Series Emerging Markets Opportunities Fund (a)	36,320	943,958
Fidelity Series International Growth Fund (a)	30,179	565,247
Fidelity Series International Index Fund (a)	14,376	219,371
Fidelity Series International Small Cap Fund (a)	9,018	157,639
Fidelity Series International Value Fund (a)	35,854	566,489
Fidelity Series Overseas Fund (a)	38,979	566,752
Fidelity Series Select International Small Cap Fund (a)	953	13,534
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,586,590)		3,670,955

Short-Term Funds - 0.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $58,686)	5,898	58,685

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $25,247)	3.73	25,247	25,247

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,161,038)	16,346,722
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	16,346,721

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	994,349	418,279	837,728	22,749	4,228	(2,198)	571,395	57,484
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,298,110	366,301	1,390,011	83,455	(190,536)	158,600	1,242,464	163,913
Fidelity Series Blue Chip Growth Fund	1,553,851	237,448	1,262,313	49,182	418,331	(62,627)	884,690	41,360
Fidelity Series Canada Fund	430,492	254,619	397,384	9,664	43,852	70,981	402,560	19,753
Fidelity Series Commodity Strategy Fund	65,388	241,601	113,507	2,439	6,459	38,781	238,722	2,128
Fidelity Series Corporate Bond Fund	1,723,581	441,486	1,106,133	75,062	7,084	5,943	1,071,961	114,771
Fidelity Series Emerging Markets Debt Fund	154,749	19,669	93,316	8,182	6,904	1,257	89,263	10,665
Fidelity Series Emerging Markets Debt Local Currency Fund	40,394	4,754	25,043	2,333	2,649	(97)	22,657	2,431
Fidelity Series Emerging Markets Fund	430,026	96,205	409,027	7,722	79,844	38,357	235,405	18,668
Fidelity Series Emerging Markets Opportunities Fund	1,721,093	414,534	1,646,631	32,172	333,999	120,963	943,958	36,320
Fidelity Series Floating Rate High Income Fund	28,411	5,207	16,944	1,912	(299)	(176)	16,199	1,871
Fidelity Series Government Bond Index Fund	2,793,483	858,881	1,847,586	97,890	(38,418)	32,613	1,798,973	196,824
Fidelity Series Government Money Market Fund	5,152	481,470	461,375	3,823	-	-	25,247	25,247
Fidelity Series High Income Fund	28,259	4,160	17,031	1,735	548	363	16,299	1,852
Fidelity Series International Credit Fund	79	4	-	4	-	-	83	10
Fidelity Series International Developed Markets Bond Index Fund	1,412,016	253,834	871,949	46,220	(14,613)	3,667	782,955	92,439
Fidelity Series International Growth Fund	999,199	299,051	833,503	58,412	165,756	(65,256)	565,247	30,179
Fidelity Series International Index Fund	385,954	93,040	332,542	9,350	80,116	(7,197)	219,371	14,376
Fidelity Series International Small Cap Fund	374,468	50,735	309,429	37,358	49,650	(7,785)	157,639	9,018
Fidelity Series International Value Fund	1,034,434	254,677	907,445	75,305	248,331	(63,508)	566,489	35,854
Fidelity Series Investment Grade Bond Fund	2,651,648	715,584	1,726,514	103,733	(13,069)	32,930	1,660,579	164,251
Fidelity Series Investment Grade Securitized Fund	1,667,662	383,004	1,071,617	67,531	(15,372)	39,187	1,002,864	110,326
Fidelity Series Large Cap Growth Index Fund	999,556	144,290	761,758	8,105	272,450	(90,484)	564,054	20,961
Fidelity Series Large Cap Stock Fund	922,812	262,093	744,342	79,906	161,388	(7,746)	594,205	22,628
Fidelity Series Large Cap Value Index Fund	1,898,675	413,110	1,469,739	52,392	236,329	(32,440)	1,045,935	56,233
Fidelity Series Long-Term Treasury Bond Index Fund	1,261,427	178,302	1,080,256	33,845	(122,736)	94,156	330,893	62,081
Fidelity Series Overseas Fund	1,013,786	286,887	804,887	61,557	180,171	(109,205)	566,752	38,979
Fidelity Series Real Estate Income Fund	28,308	4,420	16,929	1,337	(712)	978	16,065	1,605
Fidelity Series Select International Small Cap Fund	5,129	17,478	13,831	671	2,239	2,519	13,534	953
Fidelity Series Small Cap Core Fund	436,049	14,408	379,030	2,165	25,034	68,270	164,731	11,868
Fidelity Series Small Cap Opportunities Fund	193,889	12,338	146,235	6,959	32,134	11,048	103,174	6,076
Fidelity Series Treasury Bill Index Fund	25,926	756,038	723,282	9,284	4	(1)	58,685	5,898
Fidelity Series Value Discovery Fund	681,486	164,451	525,882	40,658	44,258	9,361	373,674	22,216
	28,259,841	8,148,358	22,343,199	1,093,112	2,006,003	281,254	16,346,722

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	8,622,650	8,622,650	-	-

Domestic Equity Funds	3,969,185	3,969,185	-	-

International Equity Funds	3,670,955	3,670,955	-	-

Short-Term Funds	58,685	58,685	-	-

Money Market Funds	25,247	25,247	-	-
Total Investments in Securities:	16,346,722	16,346,722	-	-
Fidelity Flex® Freedom Blend 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,161,038)	$16,346,722

Total Investment in Securities (cost $14,161,038)		$16,346,722
Receivable for investments sold		318,612
Receivable for fund shares sold		15,007
Total assets		16,680,341
Liabilities
Payable for investments purchased	$86,640
Payable for fund shares redeemed	246,980
Total liabilities		333,620
Net Assets		$16,346,721
Net Assets consist of:
Paid in capital		$12,805,929
Total accumulated earnings (loss)		3,540,792
Net Assets		$16,346,721
Net Asset Value, offering price and redemption price per share ($16,346,721 ÷ 1,441,870 shares)		$11.34
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$749,022
Expenses
Independent trustees' fees and expenses	$60
Total expenses		60
Net Investment income (loss)		748,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,006,003
Capital gain distributions from underlying funds:
Affiliated issuers	344,090
Total net realized gain (loss)		2,350,093
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	281,254
Total change in net unrealized appreciation (depreciation)		281,254
Net gain (loss)		2,631,347
Net increase (decrease) in net assets resulting from operations		$3,380,309
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$748,962	$889,049
Net realized gain (loss)	2,350,093	609,680
Change in net unrealized appreciation (depreciation)	281,254	195,394
Net increase (decrease) in net assets resulting from operations	3,380,309	1,694,123
Distributions to shareholders	(1,738,963)	(821,824)

Share transactions
Proceeds from sales of shares	2,409,248	2,025,324
Reinvestment of distributions	1,738,962	821,824
Cost of shares redeemed	(17,702,678)	(6,547,158)

Net increase (decrease) in net assets resulting from share transactions	(13,554,468)	(3,700,010)
Total increase (decrease) in net assets	(11,913,122)	(2,827,711)

Net Assets
Beginning of period	28,259,843	31,087,554
End of period	$16,346,721	$28,259,843

Other Information
Shares
Sold	209,241	187,401
Issued in reinvestment of distributions	153,748	77,165
Redeemed	(1,531,012)	(604,455)
Net increase (decrease)	(1,168,023)	(339,889)

Financial Highlights
Fidelity Flex® Freedom Blend 2020 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.54	$9.75	$10.93	$11.51
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.28	.39	.31
Net realized and unrealized gain (loss)	1.05	.27	.80	(1.09)	(.16)
Total from investment operations	1.40	.59	1.08	(.70)	.15
Distributions from net investment income	(.40)	(.30)	(.28)	(.33)	(.27)
Distributions from net realized gain	(.49)	-	(.01)	(.15)	(.46)
Total distributions	(.89)	(.30)	(.29)	(.48)	(.73)
Net asset value, end of period	$11.34	$10.83	$10.54	$9.75	$10.93
Total Return	12.97%	5.68%	11.14%	(6.22)%	.98%
Ratios to Average Net Assets B,C,D
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	- %	-%	-%	-%	-%
Expenses net of all reductions, if any E	-%	-%	-%	-%	-%
Net investment income (loss)	3.03%	2.96%	2.81%	4.09%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$16,347	$28,260	$31,088	$42,735	$263
Portfolio turnover rate F	33%	28%	22%	63%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EAmount represents less than .005%.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2025 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 44.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	51,493	511,843
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	416,735	3,158,851
Fidelity Series Corporate Bond Fund (a)	158,610	1,481,415
Fidelity Series Emerging Markets Debt Fund (a)	21,400	179,117
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,894	45,616
Fidelity Series Floating Rate High Income Fund (a)	3,766	32,611
Fidelity Series Government Bond Index Fund (a)	272,027	2,486,324
Fidelity Series High Income Fund (a)	3,719	32,724
Fidelity Series International Credit Fund (a)	10	84
Fidelity Series International Developed Markets Bond Index Fund (a)	141,125	1,195,326
Fidelity Series Investment Grade Bond Fund (a)	227,005	2,295,021
Fidelity Series Investment Grade Securitized Fund (a)	152,469	1,385,941
Fidelity Series Long-Term Treasury Bond Index Fund (a)	341,735	1,821,445
Fidelity Series Real Estate Income Fund (a)	3,231	32,341
TOTAL BOND FUNDS (Cost $15,100,731)		14,658,659

Domestic Equity Funds - 28.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	102,173	2,185,491
Fidelity Series Commodity Strategy Fund (a)	2,096	235,154
Fidelity Series Large Cap Growth Index Fund (a)	51,779	1,393,373
Fidelity Series Large Cap Stock Fund (a)	55,900	1,467,936
Fidelity Series Large Cap Value Index Fund (a)	138,920	2,583,905
Fidelity Series Small Cap Core Fund (a)	29,719	412,495
Fidelity Series Small Cap Opportunities Fund (a)	15,015	254,959
Fidelity Series Value Discovery Fund (a)	54,875	922,992
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,351,854)		9,456,305

International Equity Funds - 26.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	44,324	903,316
Fidelity Series Emerging Markets Fund (a)	42,993	542,145
Fidelity Series Emerging Markets Opportunities Fund (a)	83,633	2,173,613
Fidelity Series International Growth Fund (a)	72,600	1,359,798
Fidelity Series International Index Fund (a)	34,573	527,581
Fidelity Series International Small Cap Fund (a)	18,169	317,596
Fidelity Series International Value Fund (a)	86,247	1,362,697
Fidelity Series Overseas Fund (a)	93,768	1,363,389
Fidelity Series Select International Small Cap Fund (a)	1,907	27,079
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,030,654)		8,577,214

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $211,141)	21,220	211,141

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $87,689)	3.73	87,689	87,689

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,782,069)	32,991,008
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5)
NET ASSETS - 100.0%	32,991,003

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	600,616	87,182	(2,743)	2,418	4,445	511,843	51,493
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,754,101	990,342	2,511,060	180,877	(290,512)	215,980	3,158,851	416,735
Fidelity Series Blue Chip Growth Fund	2,933,360	540,702	1,938,248	105,604	556,519	93,158	2,185,491	102,173
Fidelity Series Canada Fund	800,490	476,125	580,733	18,764	36,457	170,977	903,316	44,324
Fidelity Series Commodity Strategy Fund	102,173	214,259	126,069	2,783	8,341	36,450	235,154	2,096
Fidelity Series Corporate Bond Fund	1,970,157	571,784	1,065,715	84,463	71	5,118	1,481,415	158,610
Fidelity Series Emerging Markets Debt Fund	243,068	41,263	117,829	13,598	7,153	5,462	179,117	21,400
Fidelity Series Emerging Markets Debt Local Currency Fund	61,870	9,004	28,680	3,879	2,530	892	45,616	4,894
Fidelity Series Emerging Markets Fund	747,659	195,782	616,979	15,076	104,143	111,540	542,145	42,993
Fidelity Series Emerging Markets Opportunities Fund	2,992,459	816,506	2,465,640	62,504	445,811	384,477	2,173,613	83,633
Fidelity Series Floating Rate High Income Fund	44,401	9,810	20,786	3,147	(318)	(496)	32,611	3,766
Fidelity Series Government Bond Index Fund	3,193,149	1,071,589	1,766,571	110,355	(31,831)	19,988	2,486,324	272,027
Fidelity Series Government Money Market Fund	-	550,352	462,663	5,042	-	-	87,689	87,689
Fidelity Series High Income Fund	44,158	8,156	20,914	2,868	495	829	32,724	3,719
Fidelity Series International Credit Fund	80	4	-	4	-	-	84	10
Fidelity Series International Developed Markets Bond Index Fund	1,571,208	445,178	804,150	57,573	(6,797)	(10,113)	1,195,326	141,125
Fidelity Series International Growth Fund	1,856,771	540,568	1,196,986	120,810	207,851	(48,406)	1,359,798	72,600
Fidelity Series International Index Fund	716,614	166,428	488,027	19,331	108,223	24,343	527,581	34,573
Fidelity Series International Small Cap Fund	584,928	75,168	397,162	62,980	56,431	(1,769)	317,596	18,169
Fidelity Series International Value Fund	1,917,931	472,623	1,358,232	155,678	339,234	(8,859)	1,362,697	86,247
Fidelity Series Investment Grade Bond Fund	3,031,143	919,177	1,669,087	116,741	(15,433)	29,221	2,295,021	227,005
Fidelity Series Investment Grade Securitized Fund	1,906,338	513,320	1,057,620	75,921	(16,210)	40,113	1,385,941	152,469
Fidelity Series Large Cap Growth Index Fund	1,887,009	348,075	1,169,748	16,483	349,878	(21,841)	1,393,373	51,779
Fidelity Series Large Cap Stock Fund	1,742,452	559,674	1,110,583	166,275	173,845	102,548	1,467,936	55,900
Fidelity Series Large Cap Value Index Fund	3,584,347	855,973	2,249,159	108,758	304,418	88,326	2,583,905	138,920
Fidelity Series Long-Term Treasury Bond Index Fund	3,055,369	914,807	2,083,098	107,983	(197,529)	131,896	1,821,445	341,735
Fidelity Series Overseas Fund	1,882,157	522,873	1,140,634	127,314	225,540	(126,547)	1,363,389	93,768
Fidelity Series Real Estate Income Fund	44,236	8,512	20,727	2,190	(865)	1,185	32,341	3,231
Fidelity Series Select International Small Cap Fund	8,179	27,194	16,018	1,174	2,773	4,951	27,079	1,907
Fidelity Series Small Cap Core Fund	822,338	29,119	622,493	4,482	38,007	145,524	412,495	29,719
Fidelity Series Small Cap Opportunities Fund	365,799	29,098	223,587	14,719	44,960	38,689	254,959	15,015
Fidelity Series Treasury Bill Index Fund	-	1,386,069	1,174,718	15,623	(210)	-	211,141	21,220
Fidelity Series Value Discovery Fund	1,286,473	332,615	795,964	88,434	58,353	41,515	922,992	54,875
	44,150,417	14,242,765	29,387,062	1,868,690	2,513,746	1,479,596	32,991,008

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,658,659	14,658,659	-	-

Domestic Equity Funds	9,456,305	9,456,305	-	-

International Equity Funds	8,577,214	8,577,214	-	-

Short-Term Funds	211,141	211,141	-	-

Money Market Funds	87,689	87,689	-	-
Total Investments in Securities:	32,991,008	32,991,008	-	-
Fidelity Flex® Freedom Blend 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $27,782,069)	$32,991,008

Total Investment in Securities (cost $27,782,069)		$32,991,008
Receivable for investments sold		580,777
Receivable for fund shares sold		23,765
Total assets		33,595,550
Liabilities
Payable for investments purchased	$270,270
Payable for fund shares redeemed	334,277
Total liabilities		604,547
Net Assets		$32,991,003
Net Assets consist of:
Paid in capital		$26,708,029
Total accumulated earnings (loss)		6,282,974
Net Assets		$32,991,003
Net Asset Value, offering price and redemption price per share ($32,991,003 ÷ 2,840,212 shares)		$11.62
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$1,159,155
Expenses
Independent trustees' fees and expenses	$98
Total expenses		98
Net Investment income (loss)		1,159,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,513,746
Capital gain distributions from underlying funds:
Affiliated issuers	709,535
Total net realized gain (loss)		3,223,281
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,479,596
Total change in net unrealized appreciation (depreciation)		1,479,596
Net gain (loss)		4,702,877
Net increase (decrease) in net assets resulting from operations		$5,861,934
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,159,057	$1,341,613
Net realized gain (loss)	3,223,281	1,460,386
Change in net unrealized appreciation (depreciation)	1,479,596	(76,509)
Net increase (decrease) in net assets resulting from operations	5,861,934	2,725,490
Distributions to shareholders	(2,829,790)	(2,420,206)

Share transactions
Proceeds from sales of shares	6,249,383	7,875,768
Reinvestment of distributions	2,829,790	2,420,206
Cost of shares redeemed	(23,270,728)	(18,528,494)

Net increase (decrease) in net assets resulting from share transactions	(14,191,555)	(8,232,520)
Total increase (decrease) in net assets	(11,159,411)	(7,927,236)

Net Assets
Beginning of period	44,150,414	52,077,650
End of period	$32,991,003	$44,150,414

Other Information
Shares
Sold	535,685	709,441
Issued in reinvestment of distributions	246,336	224,793
Redeemed	(1,986,769)	(1,672,862)
Net increase (decrease)	(1,204,748)	(738,628)

Financial Highlights
Fidelity Flex® Freedom Blend 2025 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$10.89	$9.93	$11.10	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.28	.38	.32
Net realized and unrealized gain (loss)	1.23	.29	.98	(1.12)	(.12)
Total from investment operations	1.56	.60	1.26	(.74)	.20
Distributions from net investment income	(.37)	(.32)	(.30)	(.31)	(.28)
Distributions from net realized gain	(.48)	(.25)	-	(.12)	(.49)
Total distributions	(.85)	(.58) C	(.30)	(.43)	(.77)
Net asset value, end of period	$11.62	$10.91	$10.89	$9.93	$11.10
Total Return	14.42%	5.58%	12.78%	(6.51)%	1.41%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	2.84%	2.77%	2.71%	3.95%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$32,991	$44,150	$52,078	$70,801	$436
Portfolio turnover rate G	35%	33%	23%	64%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2030 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 38.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	27,009	268,467
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	620,059	4,700,050
Fidelity Series Corporate Bond Fund (a)	278,453	2,600,751
Fidelity Series Emerging Markets Debt Fund (a)	43,242	361,939
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,894	92,209
Fidelity Series Floating Rate High Income Fund (a)	7,609	65,894
Fidelity Series Government Bond Index Fund (a)	477,572	4,365,004
Fidelity Series High Income Fund (a)	7,514	66,123
Fidelity Series International Credit Fund (a)	8	71
Fidelity Series International Developed Markets Bond Index Fund (a)	282,836	2,395,622
Fidelity Series Investment Grade Bond Fund (a)	398,529	4,029,123
Fidelity Series Investment Grade Securitized Fund (a)	267,671	2,433,129
Fidelity Series Long-Term Treasury Bond Index Fund (a)	761,915	4,061,005
Fidelity Series Real Estate Income Fund (a)	6,531	65,370
TOTAL BOND FUNDS (Cost $26,052,116)		25,504,757

Domestic Equity Funds - 32.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	235,518	5,037,740
Fidelity Series Commodity Strategy Fund (a)	4,237	475,215
Fidelity Series Large Cap Growth Index Fund (a)	119,355	3,211,842
Fidelity Series Large Cap Stock Fund (a)	128,848	3,383,555
Fidelity Series Large Cap Value Index Fund (a)	320,521	5,961,689
Fidelity Series Small Cap Core Fund (a)	67,620	938,564
Fidelity Series Small Cap Opportunities Fund (a)	34,599	587,495
Fidelity Series Value Discovery Fund (a)	126,843	2,133,498
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,732,111)		21,729,598

International Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	96,794	1,972,662
Fidelity Series Emerging Markets Fund (a)	95,569	1,205,123
Fidelity Series Emerging Markets Opportunities Fund (a)	185,868	4,830,702
Fidelity Series International Growth Fund (a)	163,286	3,058,340
Fidelity Series International Index Fund (a)	77,758	1,186,581
Fidelity Series International Small Cap Fund (a)	36,743	642,274
Fidelity Series International Value Fund (a)	193,979	3,064,864
Fidelity Series Overseas Fund (a)	210,898	3,066,450
Fidelity Series Select International Small Cap Fund (a)	3,849	54,650
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,715,549)		19,081,646

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $326,047)	32,769	326,046

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $140,018)	3.73	140,018	140,018

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,965,841)	66,782,065
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5)
NET ASSETS - 100.0%	66,782,060

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	302,376	33,444	(5,787)	1,206	6,302	268,467	27,009
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,861,579	2,072,210	2,135,249	212,064	(131,532)	33,042	4,700,050	620,059
Fidelity Series Blue Chip Growth Fund	5,600,813	1,538,041	3,336,534	216,833	671,508	563,912	5,037,740	235,518
Fidelity Series Canada Fund	1,497,260	1,044,065	973,655	37,220	49,937	355,055	1,972,662	96,794
Fidelity Series Commodity Strategy Fund	171,564	419,024	201,640	5,030	11,171	75,096	475,215	4,237
Fidelity Series Corporate Bond Fund	2,904,777	1,107,868	1,413,027	131,210	(5,789)	6,922	2,600,751	278,453
Fidelity Series Emerging Markets Debt Fund	409,721	104,141	173,154	24,464	6,523	14,708	361,939	43,242
Fidelity Series Emerging Markets Debt Local Currency Fund	102,245	25,955	41,247	7,098	2,329	2,927	92,209	9,894
Fidelity Series Emerging Markets Fund	1,369,413	441,102	1,027,527	30,192	147,535	274,600	1,205,123	95,569
Fidelity Series Emerging Markets Opportunities Fund	5,480,657	1,814,245	4,081,421	125,246	669,209	948,012	4,830,702	185,868
Fidelity Series Floating Rate High Income Fund	74,536	22,756	29,893	5,635	(303)	(1,202)	65,894	7,609
Fidelity Series Government Bond Index Fund	4,707,843	2,053,128	2,370,202	171,510	(38,036)	12,271	4,365,004	477,572
Fidelity Series Government Money Market Fund	-	1,340,992	1,200,974	10,598	-	-	140,018	140,018
Fidelity Series High Income Fund	74,135	20,083	30,287	5,143	420	1,772	66,123	7,514
Fidelity Series International Credit Fund	67	3	-	3	-	1	71	8
Fidelity Series International Developed Markets Bond Index Fund	2,615,466	980,898	1,166,548	101,435	(8,302)	(25,892)	2,395,622	282,836
Fidelity Series International Growth Fund	3,477,840	1,364,885	2,067,046	247,317	273,891	8,770	3,058,340	163,286
Fidelity Series International Index Fund	1,339,498	432,776	841,382	39,589	153,981	101,708	1,186,581	77,758
Fidelity Series International Small Cap Fund	982,028	208,807	635,500	114,275	80,334	6,605	642,274	36,743
Fidelity Series International Value Fund	3,576,868	1,223,583	2,368,171	318,635	501,785	130,799	3,064,864	193,979
Fidelity Series Investment Grade Bond Fund	4,468,838	1,777,780	2,231,059	181,244	(24,979)	38,543	4,029,123	398,529
Fidelity Series Investment Grade Securitized Fund	2,810,512	994,861	1,405,754	117,758	(23,439)	56,949	2,433,129	267,671
Fidelity Series Large Cap Growth Index Fund	3,602,894	992,498	1,993,591	34,024	433,417	176,624	3,211,842	119,355
Fidelity Series Large Cap Stock Fund	3,326,306	1,377,076	1,858,315	335,147	166,686	371,802	3,383,555	128,848
Fidelity Series Large Cap Value Index Fund	6,843,917	2,168,076	3,843,760	225,864	378,184	415,272	5,961,689	320,521
Fidelity Series Long-Term Treasury Bond Index Fund	5,443,496	2,191,991	3,445,767	207,737	(395,482)	266,767	4,061,005	761,915
Fidelity Series Overseas Fund	3,518,461	1,328,607	1,943,151	260,555	321,248	(158,715)	3,066,450	210,898
Fidelity Series Real Estate Income Fund	74,265	20,323	29,652	3,954	(914)	1,348	65,370	6,531
Fidelity Series Select International Small Cap Fund	13,465	50,608	23,161	2,082	3,946	9,792	54,650	3,849
Fidelity Series Small Cap Core Fund	1,571,656	100,584	1,103,305	9,217	58,980	310,649	938,564	67,620
Fidelity Series Small Cap Opportunities Fund	698,839	88,979	369,429	30,130	69,335	99,771	587,495	34,599
Fidelity Series Treasury Bill Index Fund	-	1,952,379	1,626,423	24,822	90	-	326,046	32,769
Fidelity Series Value Discovery Fund	2,456,449	834,683	1,351,787	188,522	75,871	118,282	2,133,498	126,843
	74,075,408	30,395,383	45,352,055	3,418,766	3,448,810	4,222,492	66,782,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	25,504,757	25,504,757	-	-

Domestic Equity Funds	21,729,598	21,729,598	-	-

International Equity Funds	19,081,646	19,081,646	-	-

Short-Term Funds	326,046	326,046	-	-

Money Market Funds	140,018	140,018	-	-
Total Investments in Securities:	66,782,065	66,782,065	-	-
Fidelity Flex® Freedom Blend 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $54,965,841)	$66,782,065

Total Investment in Securities (cost $54,965,841)		$66,782,065
Receivable for investments sold		961,817
Receivable for fund shares sold		96,721
Total assets		67,840,603
Liabilities
Payable for investments purchased	$582,485
Payable for fund shares redeemed	476,058
Total liabilities		1,058,543
Net Assets		$66,782,060
Net Assets consist of:
Paid in capital		$53,223,735
Total accumulated earnings (loss)		13,558,325
Net Assets		$66,782,060
Net Asset Value, offering price and redemption price per share ($66,782,060 ÷ 5,352,601 shares)		$12.48
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$1,973,419
Expenses
Independent trustees' fees and expenses	$172
Total expenses		172
Net Investment income (loss)		1,973,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,448,810
Capital gain distributions from underlying funds:
Affiliated issuers	1,445,347
Total net realized gain (loss)		4,894,157
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,222,492
Total change in net unrealized appreciation (depreciation)		4,222,492
Net gain (loss)		9,116,649
Net increase (decrease) in net assets resulting from operations		$11,089,896
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,973,247	$2,075,837
Net realized gain (loss)	4,894,157	1,983,066
Change in net unrealized appreciation (depreciation)	4,222,492	337,457
Net increase (decrease) in net assets resulting from operations	11,089,896	4,396,360
Distributions to shareholders	(4,697,335)	(3,231,738)

Share transactions
Proceeds from sales of shares	18,738,100	13,339,317
Reinvestment of distributions	4,697,335	3,231,738
Cost of shares redeemed	(37,121,341)	(21,571,687)

Net increase (decrease) in net assets resulting from share transactions	(13,685,906)	(5,000,632)
Total increase (decrease) in net assets	(7,293,345)	(3,836,010)

Net Assets
Beginning of period	74,075,405	77,911,415
End of period	$66,782,060	$74,075,405

Other Information
Shares
Sold	1,508,073	1,143,293
Issued in reinvestment of distributions	380,807	283,780
Redeemed	(2,963,141)	(1,842,403)
Net increase (decrease)	(1,074,261)	(415,330)

Financial Highlights
Fidelity Flex® Freedom Blend 2030 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$11.39	$10.20	$11.37	$11.85
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.28	.37	.29
Net realized and unrealized gain (loss)	1.45	.33	1.18	(1.11)	(.03)
Total from investment operations	1.79	.64	1.46	(.74)	.26
Distributions from net investment income	(.36)	(.32)	(.27)	(.30)	(.26)
Distributions from net realized gain	(.48)	(.18)	- C	(.13)	(.48)
Total distributions	(.84)	(.50)	(.27)	(.43)	(.74)
Net asset value, end of period	$12.48	$11.53	$11.39	$10.20	$11.37
Total Return	15.67%	5.70%	14.48%	(6.33)%	1.87%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	2.69%	2.67%	2.63%	3.75%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$66,782	$74,075	$77,911	$81,011	$1,065
Portfolio turnover rate G	41%	35%	27%	53%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2035 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 30.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	297,172	2,252,563
Fidelity Series Corporate Bond Fund (a)	238,260	2,225,351
Fidelity Series Emerging Markets Debt Fund (a)	45,740	382,844
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,465	97,531
Fidelity Series Floating Rate High Income Fund (a)	8,049	69,702
Fidelity Series Government Bond Index Fund (a)	408,644	3,735,007
Fidelity Series High Income Fund (a)	7,947	69,938
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	282,741	2,394,814
Fidelity Series Investment Grade Bond Fund (a)	341,007	3,447,581
Fidelity Series Investment Grade Securitized Fund (a)	229,039	2,081,961
Fidelity Series Long-Term Treasury Bond Index Fund (a)	859,285	4,579,988
Fidelity Series Real Estate Income Fund (a)	6,908	69,154
TOTAL BOND FUNDS (Cost $21,572,135)		21,406,492

Domestic Equity Funds - 37.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	287,272	6,144,746
Fidelity Series Commodity Strategy Fund (a)	4,481	502,643
Fidelity Series Large Cap Growth Index Fund (a)	145,583	3,917,636
Fidelity Series Large Cap Stock Fund (a)	157,153	4,126,845
Fidelity Series Large Cap Value Index Fund (a)	390,741	7,267,774
Fidelity Series Small Cap Core Fund (a)	82,934	1,151,118
Fidelity Series Small Cap Opportunities Fund (a)	42,153	715,755
Fidelity Series Value Discovery Fund (a)	154,490	2,598,521
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,978,719)		26,425,038

International Equity Funds - 31.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	111,743	2,277,326
Fidelity Series Emerging Markets Fund (a)	112,521	1,418,889
Fidelity Series Emerging Markets Opportunities Fund (a)	218,791	5,686,386
Fidelity Series International Growth Fund (a)	194,163	3,636,671
Fidelity Series International Index Fund (a)	92,450	1,410,791
Fidelity Series International Small Cap Fund (a)	38,838	678,888
Fidelity Series International Value Fund (a)	230,647	3,644,223
Fidelity Series Overseas Fund (a)	250,772	3,646,221
Fidelity Series Select International Small Cap Fund (a)	4,043	57,416
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,137,139)		22,456,811

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $345,020)	34,675	345,021

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $147,933)	3.73	147,933	147,933

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,180,946)	70,781,295
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	70,781,296

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,814,877	1,354,379	869,530	87,410	(9,440)	(35,632)	2,252,563	297,172
Fidelity Series Blue Chip Growth Fund	6,799,780	1,972,647	4,101,452	262,126	806,544	667,227	6,144,746	287,272
Fidelity Series Canada Fund	1,782,566	1,201,185	1,180,551	44,829	66,581	407,545	2,277,326	111,743
Fidelity Series Commodity Strategy Fund	177,946	458,570	225,614	5,322	12,242	79,499	502,643	4,481
Fidelity Series Corporate Bond Fund	2,259,837	1,183,381	1,213,807	106,457	(9,332)	5,272	2,225,351	238,260
Fidelity Series Emerging Markets Debt Fund	424,947	126,120	190,307	25,726	5,529	16,555	382,844	45,740
Fidelity Series Emerging Markets Debt Local Currency Fund	106,049	31,330	44,904	7,685	1,908	3,148	97,531	10,465
Fidelity Series Emerging Markets Fund	1,583,513	529,660	1,186,151	36,448	180,020	311,847	1,418,889	112,521
Fidelity Series Emerging Markets Opportunities Fund	6,337,556	2,211,945	4,747,292	151,341	772,703	1,111,474	5,686,386	218,791
Fidelity Series Floating Rate High Income Fund	77,306	27,175	33,147	5,916	(400)	(1,232)	69,702	8,049
Fidelity Series Government Bond Index Fund	3,662,606	2,150,867	2,054,467	139,276	(34,576)	10,577	3,735,007	408,644
Fidelity Series Government Money Market Fund	-	1,063,550	915,617	8,605	-	-	147,933	147,933
Fidelity Series High Income Fund	76,891	24,214	33,364	5,406	345	1,852	69,938	7,947
Fidelity Series International Credit Fund	55	3	-	3	-	-	58	7
Fidelity Series International Developed Markets Bond Index Fund	2,343,763	1,157,800	1,068,661	98,887	(4,955)	(33,133)	2,394,814	282,741
Fidelity Series International Growth Fund	4,173,430	1,538,526	2,385,168	305,973	340,774	(30,891)	3,636,671	194,163
Fidelity Series International Index Fund	1,587,986	499,345	974,485	48,931	179,976	117,969	1,410,791	92,450
Fidelity Series International Small Cap Fund	1,018,514	248,397	668,139	125,479	73,054	7,062	678,888	38,838
Fidelity Series International Value Fund	4,183,381	1,453,652	2,718,686	394,130	551,696	174,180	3,644,223	230,647
Fidelity Series Investment Grade Bond Fund	3,476,634	1,888,224	1,923,858	146,985	(20,641)	27,222	3,447,581	341,007
Fidelity Series Investment Grade Securitized Fund	2,186,498	1,070,803	1,201,301	95,421	(18,320)	44,281	2,081,961	229,039
Fidelity Series Large Cap Growth Index Fund	4,374,239	1,212,260	2,386,489	42,368	468,514	249,112	3,917,636	145,583
Fidelity Series Large Cap Stock Fund	4,038,413	1,763,496	2,319,918	409,135	201,983	442,871	4,126,845	157,153
Fidelity Series Large Cap Value Index Fund	8,309,476	2,694,874	4,695,849	282,759	480,500	478,773	7,267,774	390,741
Fidelity Series Long-Term Treasury Bond Index Fund	5,964,465	2,510,000	3,751,243	230,085	(428,958)	285,724	4,579,988	859,285
Fidelity Series Overseas Fund	4,170,851	1,548,578	2,238,307	322,146	324,358	(159,259)	3,646,221	250,772
Fidelity Series Real Estate Income Fund	77,026	24,740	33,006	4,161	(978)	1,372	69,154	6,908
Fidelity Series Select International Small Cap Fund	13,949	49,228	19,498	2,106	3,475	10,262	57,416	4,043
Fidelity Series Small Cap Core Fund	1,908,178	105,361	1,307,049	11,628	74,293	370,335	1,151,118	82,934
Fidelity Series Small Cap Opportunities Fund	848,479	100,732	437,903	37,183	82,359	122,088	715,755	42,153
Fidelity Series Treasury Bill Index Fund	-	2,581,476	2,236,075	28,152	(380)	-	345,021	34,675
Fidelity Series Value Discovery Fund	2,982,459	1,072,872	1,690,885	234,719	98,955	135,120	2,598,521	154,490
	76,761,670	33,855,390	48,852,723	3,706,798	4,197,829	4,821,220	70,781,295

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	21,406,492	21,406,492	-	-

Domestic Equity Funds	26,425,038	26,425,038	-	-

International Equity Funds	22,456,811	22,456,811	-	-

Short-Term Funds	345,021	345,021	-	-

Money Market Funds	147,933	147,933	-	-
Total Investments in Securities:	70,781,295	70,781,295	-	-
Fidelity Flex® Freedom Blend 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $56,180,946)	$70,781,295

Total Investment in Securities (cost $56,180,946)		$70,781,295
Cash		1
Receivable for investments sold		849,138
Receivable for fund shares sold		176,312
Total assets		71,806,746
Liabilities
Payable for investments purchased	$691,444
Payable for fund shares redeemed	334,006
Total liabilities		1,025,450
Net Assets		$70,781,296
Net Assets consist of:
Paid in capital		$53,432,777
Total accumulated earnings (loss)		17,348,519
Net Assets		$70,781,296
Net Asset Value, offering price and redemption price per share ($70,781,296 ÷ 5,319,602 shares)		$13.31
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$1,939,099
Expenses
Independent trustees' fees and expenses	$180
Total expenses		180
Net Investment income (loss)		1,938,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	4,197,829
Capital gain distributions from underlying funds:
Affiliated issuers	1,767,699
Total net realized gain (loss)		5,965,528
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,821,220
Total change in net unrealized appreciation (depreciation)		4,821,220
Net gain (loss)		10,786,748
Net increase (decrease) in net assets resulting from operations		$12,725,667
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,938,919	$2,043,043
Net realized gain (loss)	5,965,528	3,157,425
Change in net unrealized appreciation (depreciation)	4,821,220	(498,770)
Net increase (decrease) in net assets resulting from operations	12,725,667	4,701,698
Distributions to shareholders	(5,345,633)	(3,765,825)

Share transactions
Proceeds from sales of shares	21,440,725	16,703,209
Reinvestment of distributions	5,345,633	3,765,825
Cost of shares redeemed	(40,146,766)	(24,678,294)

Net increase (decrease) in net assets resulting from share transactions	(13,360,408)	(4,209,260)
Total increase (decrease) in net assets	(5,980,374)	(3,273,387)

Net Assets
Beginning of period	76,761,670	80,035,057
End of period	$70,781,296	$76,761,670

Other Information
Shares
Sold	1,612,321	1,349,489
Issued in reinvestment of distributions	411,126	312,295
Redeemed	(3,017,061)	(1,993,354)
Net increase (decrease)	(993,614)	(331,570)

Financial Highlights
Fidelity Flex® Freedom Blend 2035 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$12.04	$10.52	$11.84	$12.21
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.27	.35	.37
Net realized and unrealized gain (loss)	1.77	.39	1.54	(1.15)	.02
Total from investment operations	2.10	.70	1.81	(.80)	.39
Distributions from net investment income	(.35)	(.31)	(.26)	(.29)	(.25)
Distributions from net realized gain	(.60)	(.27)	(.02)	(.24)	(.51)
Total distributions	(.95)	(.58)	(.29) C	(.52) C	(.76)
Net asset value, end of period	$13.31	$12.16	$12.04	$10.52	$11.84
Total Return D	17.52%	5.85%	17.31%	(6.53)%	2.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	2.52%	2.50%	2.45%	3.50%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$70,781	$76,762	$80,035	$78,230	$1,108
Portfolio turnover rate H	44%	37%	33%	53%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2040 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 15.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	92,998	704,925
Fidelity Series Corporate Bond Fund (a)	76,065	710,445
Fidelity Series Emerging Markets Debt Fund (a)	45,920	384,351
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,506	97,914
Fidelity Series Floating Rate High Income Fund (a)	8,081	69,985
Fidelity Series Government Bond Index Fund (a)	130,443	1,192,245
Fidelity Series High Income Fund (a)	7,980	70,228
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	136,950	1,159,967
Fidelity Series Investment Grade Bond Fund (a)	108,856	1,100,532
Fidelity Series Investment Grade Securitized Fund (a)	73,118	664,639
Fidelity Series Long-Term Treasury Bond Index Fund (a)	917,475	4,890,141
Fidelity Series Real Estate Income Fund (a)	6,935	69,415
TOTAL BOND FUNDS (Cost $11,201,253)		11,114,845

Domestic Equity Funds - 46.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	359,184	7,682,938
Fidelity Series Commodity Strategy Fund (a)	4,498	504,535
Fidelity Series Large Cap Growth Index Fund (a)	182,020	4,898,160
Fidelity Series Large Cap Stock Fund (a)	196,473	5,159,371
Fidelity Series Large Cap Value Index Fund (a)	487,915	9,075,224
Fidelity Series Small Cap Core Fund (a)	104,397	1,449,031
Fidelity Series Small Cap Opportunities Fund (a)	52,741	895,536
Fidelity Series Value Discovery Fund (a)	192,791	3,242,745
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,567,578)		32,907,540

International Equity Funds - 37.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	128,921	2,627,412
Fidelity Series Emerging Markets Fund (a)	134,395	1,694,720
Fidelity Series Emerging Markets Opportunities Fund (a)	261,273	6,790,477
Fidelity Series International Growth Fund (a)	235,463	4,410,223
Fidelity Series International Index Fund (a)	112,106	1,710,739
Fidelity Series International Small Cap Fund (a)	38,972	681,226
Fidelity Series International Value Fund (a)	279,699	4,419,252
Fidelity Series Overseas Fund (a)	304,116	4,421,853
Fidelity Series Select International Small Cap Fund (a)	4,125	58,578
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,325,870)		26,814,480

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $351,741)	35,351	351,741

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $150,099)	3.73	150,099	150,099

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $53,596,541)	71,338,705
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	71,338,704

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	677,016	328,374	287,860	30,147	(4,772)	(6,941)	704,925	92,998
Fidelity Series Blue Chip Growth Fund	7,237,436	2,366,080	3,592,491	310,475	450,078	1,221,835	7,682,938	359,184
Fidelity Series Canada Fund	1,851,718	1,313,851	1,058,859	49,244	32,439	488,263	2,627,412	128,921
Fidelity Series Commodity Strategy Fund	153,744	480,862	222,711	5,044	14,841	77,799	504,535	4,498
Fidelity Series Corporate Bond Fund	478,571	701,433	459,020	23,868	(5,658)	(4,881)	710,445	76,065
Fidelity Series Emerging Markets Debt Fund	367,126	139,977	143,224	24,387	2,543	17,929	384,351	45,920
Fidelity Series Emerging Markets Debt Local Currency Fund	91,627	34,680	32,745	7,141	645	3,707	97,914	10,506
Fidelity Series Emerging Markets Fund	1,593,410	591,063	1,041,521	40,225	130,729	421,039	1,694,720	134,395
Fidelity Series Emerging Markets Opportunities Fund	6,377,222	2,399,831	4,086,923	167,086	565,955	1,534,392	6,790,477	261,273
Fidelity Series Floating Rate High Income Fund	66,787	30,285	25,528	5,622	(305)	(1,254)	69,985	8,081
Fidelity Series Government Bond Index Fund	775,642	1,232,569	802,564	31,365	(2,161)	(11,241)	1,192,245	130,443
Fidelity Series Government Money Market Fund	-	1,329,119	1,179,020	10,753	-	-	150,099	150,099
Fidelity Series High Income Fund	66,428	26,550	24,760	5,129	73	1,937	70,228	7,980
Fidelity Series International Credit Fund	55	3	-	3	-	-	58	7
Fidelity Series International Developed Markets Bond Index Fund	590,821	911,019	323,373	36,037	(1,207)	(17,293)	1,159,967	136,950
Fidelity Series International Growth Fund	4,344,948	1,752,977	1,997,161	348,551	170,113	139,346	4,410,223	235,463
Fidelity Series International Index Fund	1,646,452	578,740	838,608	55,738	114,985	209,170	1,710,739	112,106
Fidelity Series International Small Cap Fund	879,924	228,545	494,348	115,791	49,336	17,769	681,226	38,972
Fidelity Series International Value Fund	4,316,954	1,743,135	2,430,154	448,874	422,549	366,768	4,419,252	279,699
Fidelity Series Investment Grade Bond Fund	736,236	1,141,278	768,077	32,885	(3,316)	(5,589)	1,100,532	108,856
Fidelity Series Investment Grade Securitized Fund	463,021	657,187	456,357	21,245	(2,082)	2,870	664,639	73,118
Fidelity Series Large Cap Growth Index Fund	4,655,807	1,548,039	2,109,131	48,766	310,781	492,664	4,898,160	182,020
Fidelity Series Large Cap Stock Fund	4,298,254	2,094,710	1,960,702	480,373	59,641	667,468	5,159,371	196,473
Fidelity Series Large Cap Value Index Fund	8,844,680	3,470,048	4,362,183	325,189	211,502	911,177	9,075,224	487,915
Fidelity Series Long-Term Treasury Bond Index Fund	5,220,211	2,764,593	2,965,521	223,075	(380,858)	251,716	4,890,141	917,475
Fidelity Series Overseas Fund	4,324,636	1,838,714	1,875,404	367,090	204,060	(70,153)	4,421,853	304,116
Fidelity Series Real Estate Income Fund	66,548	27,146	24,587	3,971	(832)	1,140	69,415	6,935
Fidelity Series Select International Small Cap Fund	12,012	52,554	19,479	2,067	3,076	10,415	58,578	4,125
Fidelity Series Small Cap Core Fund	2,031,297	176,371	1,281,449	13,345	77,416	445,396	1,449,031	104,397
Fidelity Series Small Cap Opportunities Fund	903,188	137,890	384,289	43,365	63,025	175,722	895,536	52,741
Fidelity Series Treasury Bill Index Fund	-	1,954,694	1,603,109	24,385	156	-	351,741	35,351
Fidelity Series Value Discovery Fund	3,174,553	1,365,822	1,562,365	278,631	60,570	204,165	3,242,745	192,791
	66,246,324	33,418,139	38,413,523	3,579,867	2,543,322	7,545,335	71,338,705

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	11,114,845	11,114,845	-	-

Domestic Equity Funds	32,907,540	32,907,540	-	-

International Equity Funds	26,814,480	26,814,480	-	-

Short-Term Funds	351,741	351,741	-	-

Money Market Funds	150,099	150,099	-	-
Total Investments in Securities:	71,338,705	71,338,705	-	-
Fidelity Flex® Freedom Blend 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $53,596,541)	$71,338,705

Total Investment in Securities (cost $53,596,541)		$71,338,705
Receivable for investments sold		854,840
Receivable for fund shares sold		84,537
Total assets		72,278,082
Liabilities
Payable for investments purchased	$316,678
Payable for fund shares redeemed	622,700
Total liabilities		939,378
Net Assets		$71,338,704
Net Assets consist of:
Paid in capital		$51,077,233
Total accumulated earnings (loss)		20,261,471
Net Assets		$71,338,704
Net Asset Value, offering price and redemption price per share ($71,338,704 ÷ 4,880,460 shares)		$14.62
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$1,551,038
Expenses
Independent trustees' fees and expenses	$169
Total expenses		169
Net Investment income (loss)		1,550,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,543,322
Capital gain distributions from underlying funds:
Affiliated issuers	2,028,829
Total net realized gain (loss)		4,572,151
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	7,545,335
Total change in net unrealized appreciation (depreciation)		7,545,335
Net gain (loss)		12,117,486
Net increase (decrease) in net assets resulting from operations		$13,668,355
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,550,869	$1,485,324
Net realized gain (loss)	4,572,151	2,445,626
Change in net unrealized appreciation (depreciation)	7,545,335	196,366
Net increase (decrease) in net assets resulting from operations	13,668,355	4,127,316
Distributions to shareholders	(3,573,204)	(3,219,775)

Share transactions
Proceeds from sales of shares	22,957,677	16,448,908
Reinvestment of distributions	3,573,204	3,219,775
Cost of shares redeemed	(31,533,651)	(19,173,813)

Net increase (decrease) in net assets resulting from share transactions	(5,002,770)	494,870
Total increase (decrease) in net assets	5,092,381	1,402,411

Net Assets
Beginning of period	66,246,323	64,843,912
End of period	$71,338,704	$66,246,323

Other Information
Shares
Sold	1,603,911	1,268,050
Issued in reinvestment of distributions	252,467	253,599
Redeemed	(2,172,079)	(1,459,261)
Net increase (decrease)	(315,701)	62,388

Financial Highlights
Fidelity Flex® Freedom Blend 2040 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$12.63	$10.71	$12.07	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.30	.28	.24	.35	.35
Net realized and unrealized gain (loss)	2.29	.47	1.94	(1.17)	.18
Total from investment operations	2.59	.75	2.18	(.82)	.53
Distributions from net investment income	(.32)	(.29)	(.24)	(.29)	(.27)
Distributions from net realized gain	(.41)	(.34)	(.01)	(.25)	(.65)
Total distributions	(.72) C	(.63)	(.26) C	(.54)	(.92)
Net asset value, end of period	$14.62	$12.75	$12.63	$10.71	$12.07
Total Return	20.57%	5.97%	20.51%	(6.56)%	3.91%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	2.12%	2.17%	2.09%	3.39%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$71,339	$66,246	$64,844	$63,026	$846
Portfolio turnover rate G	46%	44%	33%	44%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2045 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	10,654	99,506
Fidelity Series Government Bond Index Fund (a)	18,266	166,949
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	38,942	329,839
Fidelity Series Investment Grade Bond Fund (a)	15,248	154,156
Fidelity Series Investment Grade Securitized Fund (a)	10,239	93,075
Fidelity Series Long-Term Treasury Bond Index Fund (a)	839,752	4,475,877
TOTAL BOND FUNDS (Cost $5,483,466)		5,319,460

Domestic Equity Funds - 51.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	425,229	9,095,655
Fidelity Series Commodity Strategy Fund (a)	3,234	362,752
Fidelity Series Large Cap Growth Index Fund (a)	215,485	5,798,703
Fidelity Series Large Cap Stock Fund (a)	232,595	6,107,943
Fidelity Series Large Cap Value Index Fund (a)	577,488	10,741,268
Fidelity Series Small Cap Core Fund (a)	123,642	1,716,150
Fidelity Series Small Cap Opportunities Fund (a)	62,462	1,060,609
Fidelity Series Value Discovery Fund (a)	228,162	3,837,684
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,554,205)		38,720,764

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	145,253	2,960,256
Fidelity Series Emerging Markets Fund (a)	154,987	1,954,380
Fidelity Series Emerging Markets Opportunities Fund (a)	301,344	7,831,931
Fidelity Series International Growth Fund (a)	275,918	5,167,953
Fidelity Series International Index Fund (a)	131,385	2,004,939
Fidelity Series International Small Cap Fund (a)	40,939	715,621
Fidelity Series International Value Fund (a)	327,744	5,178,349
Fidelity Series Overseas Fund (a)	356,365	5,181,542
Fidelity Series Select International Small Cap Fund (a)	4,297	61,019
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,389,059)		31,055,990

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,426,730)	75,096,214
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5)
NET ASSETS - 100.0%	75,096,209

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,794	2,714	9,383	297	(98)	(27)	-	-
Fidelity Series Blue Chip Growth Fund	8,032,849	2,688,470	3,532,146	367,913	158,190	1,748,292	9,095,655	425,229
Fidelity Series Canada Fund	2,052,027	1,506,032	1,185,446	58,466	30,660	556,983	2,960,256	145,253
Fidelity Series Commodity Strategy Fund	-	452,981	155,088	356	12,184	52,675	362,752	3,234
Fidelity Series Corporate Bond Fund	5,269	278,540	182,474	2,858	(303)	(1,526)	99,506	10,654
Fidelity Series Emerging Markets Fund	1,735,262	703,149	1,120,912	48,349	140,471	496,410	1,954,380	154,987
Fidelity Series Emerging Markets Opportunities Fund	6,944,992	2,837,191	4,381,686	200,990	614,595	1,816,839	7,831,931	301,344
Fidelity Series Government Bond Index Fund	8,552	473,403	312,798	3,794	(211)	(1,997)	166,949	18,266
Fidelity Series Government Money Market Fund	-	895,135	895,135	9,124	-	-	-	-
Fidelity Series International Credit Fund	55	3	-	3	-	-	58	7
Fidelity Series International Developed Markets Bond Index Fund	-	395,135	61,587	2,913	163	(3,872)	329,839	38,942
Fidelity Series International Growth Fund	4,813,918	2,068,706	2,057,082	429,388	108,464	233,947	5,167,953	275,918
Fidelity Series International Index Fund	1,824,205	672,399	870,923	68,735	86,833	292,425	2,004,939	131,385
Fidelity Series International Small Cap Fund	891,693	278,852	523,467	128,684	47,864	20,679	715,621	40,939
Fidelity Series International Value Fund	4,782,926	2,062,522	2,575,907	553,122	326,223	582,585	5,178,349	327,744
Fidelity Series Investment Grade Bond Fund	8,117	438,140	290,166	3,920	(285)	(1,650)	154,156	15,248
Fidelity Series Investment Grade Securitized Fund	5,097	264,268	176,308	2,485	510	(492)	93,075	10,239
Fidelity Series Large Cap Growth Index Fund	5,167,574	1,721,123	1,986,735	59,388	192,429	704,312	5,798,703	215,485
Fidelity Series Large Cap Stock Fund	4,771,068	2,510,779	2,016,136	572,587	51,178	791,054	6,107,943	232,595
Fidelity Series Large Cap Value Index Fund	9,817,172	4,351,246	4,758,393	400,077	214,495	1,116,748	10,741,268	577,488
Fidelity Series Long-Term Treasury Bond Index Fund	4,652,382	2,387,026	2,422,716	186,130	(211,836)	71,021	4,475,877	839,752
Fidelity Series Overseas Fund	4,791,314	2,232,201	1,974,119	452,503	71,711	60,435	5,181,542	356,365
Fidelity Series Select International Small Cap Fund	12,261	47,668	11,585	2,017	1,850	10,825	61,019	4,297
Fidelity Series Small Cap Core Fund	2,253,742	252,953	1,404,038	16,415	102,934	510,559	1,716,150	123,642
Fidelity Series Small Cap Opportunities Fund	1,002,223	203,069	425,291	52,231	66,989	213,619	1,060,609	62,462
Fidelity Series Treasury Bill Index Fund	-	2,372,526	2,372,318	23,712	(208)	-	-	-
Fidelity Series Value Discovery Fund	3,523,515	1,724,805	1,722,059	339,408	67,255	244,168	3,837,684	228,162
	67,103,007	33,821,036	37,423,898	3,985,865	2,082,057	9,514,012	75,096,214

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,319,460	5,319,460	-	-

Domestic Equity Funds	38,720,764	38,720,764	-	-

International Equity Funds	31,055,990	31,055,990	-	-
Total Investments in Securities:	75,096,214	75,096,214	-	-
Fidelity Flex® Freedom Blend 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $54,426,730)	$75,096,214

Total Investment in Securities (cost $54,426,730)		$75,096,214
Receivable for investments sold		771,484
Receivable for fund shares sold		186,080
Total assets		76,053,778
Liabilities
Payable for investments purchased	$208,140
Payable for fund shares redeemed	749,429
Total liabilities		957,569
Net Assets		$75,096,209
Net Assets consist of:
Paid in capital		$51,685,362
Total accumulated earnings (loss)		23,410,847
Net Assets		$75,096,209
Net Asset Value, offering price and redemption price per share ($75,096,209 ÷ 5,008,124 shares)		$14.99
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$1,532,364
Expenses
Independent trustees' fees and expenses	$179
Total expenses		179
Net Investment income (loss)		1,532,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,082,057
Capital gain distributions from underlying funds:
Affiliated issuers	2,453,501
Total net realized gain (loss)		4,535,558
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	9,514,012
Total change in net unrealized appreciation (depreciation)		9,514,012
Net gain (loss)		14,049,570
Net increase (decrease) in net assets resulting from operations		$15,581,755
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,532,185	$1,436,732
Net realized gain (loss)	4,535,558	1,949,568
Change in net unrealized appreciation (depreciation)	9,514,012	749,697
Net increase (decrease) in net assets resulting from operations	15,581,755	4,135,997
Distributions to shareholders	(3,054,939)	(2,831,161)

Share transactions
Proceeds from sales of shares	24,818,828	21,095,981
Reinvestment of distributions	3,054,938	2,831,162
Cost of shares redeemed	(32,407,373)	(21,893,122)

Net increase (decrease) in net assets resulting from share transactions	(4,533,607)	2,034,021
Total increase (decrease) in net assets	7,993,209	3,338,857

Net Assets
Beginning of period	67,103,000	63,764,143
End of period	$75,096,209	$67,103,000

Other Information
Shares
Sold	1,724,912	1,620,193
Issued in reinvestment of distributions	209,419	222,049
Redeemed	(2,179,381)	(1,663,447)
Net increase (decrease)	(245,050)	178,795

Financial Highlights
Fidelity Flex® Freedom Blend 2045 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$12.57	$10.56	$11.91	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.29	.27	.24	.34	.36
Net realized and unrealized gain (loss)	2.51	.46	2.02	(1.16)	.18
Total from investment operations	2.80	.73	2.26	(.82)	.54
Distributions from net investment income	(.30)	(.26)	(.23)	(.29)	(.32)
Distributions from net realized gain	(.28)	(.27)	(.02)	(.24)	(.78)
Total distributions	(.58)	(.53)	(.25)	(.53)	(1.10)
Net asset value, end of period	$14.99	$12.77	$12.57	$10.56	$11.91
Total Return	22.07%	5.86%	21.56%	(6.63)%	3.89%
Ratios to Average Net Assets B,C,D
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	- %	-%	-%	-%	-%
Expenses net of all reductions, if any E	-%	-%	-%	-%	-%
Net investment income (loss)	1.97%	2.05%	2.10%	3.40%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$75,096	$67,103	$63,764	$57,838	$967
Portfolio turnover rate F	44%	46%	37%	47%	50%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EAmount represents less than .005%.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2050 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 5.6%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series Long-Term Treasury Bond Index Fund (a)	649,153	3,459,985
TOTAL BOND FUNDS (Cost $3,586,638)		3,460,043

Domestic Equity Funds - 52.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	354,700	7,587,025
Fidelity Series Commodity Strategy Fund (a)	2,651	297,411
Fidelity Series Large Cap Growth Index Fund (a)	179,748	4,837,022
Fidelity Series Large Cap Stock Fund (a)	194,018	5,094,909
Fidelity Series Large Cap Value Index Fund (a)	481,754	8,960,616
Fidelity Series Small Cap Core Fund (a)	102,795	1,426,795
Fidelity Series Small Cap Opportunities Fund (a)	51,931	881,795
Fidelity Series Value Discovery Fund (a)	190,345	3,201,603
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,002,317)		32,287,176

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	120,581	2,457,431
Fidelity Series Emerging Markets Fund (a)	129,018	1,626,918
Fidelity Series Emerging Markets Opportunities Fund (a)	250,848	6,519,549
Fidelity Series International Growth Fund (a)	229,837	4,304,850
Fidelity Series International Index Fund (a)	109,437	1,670,013
Fidelity Series International Small Cap Fund (a)	33,471	585,069
Fidelity Series International Value Fund (a)	272,991	4,313,260
Fidelity Series Overseas Fund (a)	296,836	4,315,999
Fidelity Series Select International Small Cap Fund (a)	3,501	49,713
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,056,746)		25,842,802

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,645,701)	61,590,021
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12)
NET ASSETS - 100.0%	61,590,009

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,417	2,226	7,557	247	(63)	(23)	-	-
Fidelity Series Blue Chip Growth Fund	6,404,722	2,907,783	3,191,559	283,915	161,537	1,304,542	7,587,025	354,700
Fidelity Series Canada Fund	1,636,043	1,310,947	951,764	43,866	18,934	443,271	2,457,431	120,581
Fidelity Series Commodity Strategy Fund	-	348,163	101,302	266	7,614	42,936	297,411	2,651
Fidelity Series Corporate Bond Fund	4,206	174,076	178,353	562	55	16	-	-
Fidelity Series Emerging Markets Fund	1,383,586	629,884	875,545	36,296	73,767	415,226	1,626,918	129,018
Fidelity Series Emerging Markets Opportunities Fund	5,537,473	2,523,306	3,405,203	150,886	316,979	1,546,994	6,519,549	250,848
Fidelity Series Government Bond Index Fund	6,812	297,196	303,735	747	(265)	(8)	-	-
Fidelity Series Government Money Market Fund	-	733,139	733,139	5,720	-	-	-	-
Fidelity Series International Credit Fund	55	2	-	3	-	1	58	7
Fidelity Series International Developed Markets Bond Index Fund	-	112,108	113,009	602	901	-	-	-
Fidelity Series International Growth Fund	3,838,443	1,905,697	1,691,117	322,630	65,868	185,959	4,304,850	229,837
Fidelity Series International Index Fund	1,454,556	620,984	695,560	51,647	70,582	219,451	1,670,013	109,437
Fidelity Series International Small Cap Fund	711,063	245,238	426,503	94,863	35,608	19,663	585,069	33,471
Fidelity Series International Value Fund	3,813,715	1,801,762	2,005,373	415,625	292,862	410,294	4,313,260	272,991
Fidelity Series Investment Grade Bond Fund	6,467	275,681	281,805	785	(346)	3	-	-
Fidelity Series Investment Grade Securitized Fund	4,069	165,560	169,789	499	165	(5)	-	-
Fidelity Series Large Cap Growth Index Fund	4,120,132	1,941,706	1,911,828	44,914	201,912	485,100	4,837,022	179,748
Fidelity Series Large Cap Stock Fund	3,803,818	2,337,179	1,694,760	436,878	28,423	620,249	5,094,909	194,018
Fidelity Series Large Cap Value Index Fund	7,826,929	3,965,722	3,855,251	300,943	94,045	929,171	8,960,616	481,754
Fidelity Series Long-Term Treasury Bond Index Fund	3,709,137	2,180,713	2,328,641	145,562	(166,027)	64,803	3,459,985	649,153
Fidelity Series Overseas Fund	3,820,522	2,006,741	1,605,108	340,001	66,001	27,843	4,315,999	296,836
Fidelity Series Select International Small Cap Fund	9,737	44,138	14,947	1,662	2,070	8,715	49,713	3,501
Fidelity Series Small Cap Core Fund	1,797,334	211,291	1,055,786	12,281	55,648	418,308	1,426,795	102,795
Fidelity Series Small Cap Opportunities Fund	799,192	197,591	332,581	39,727	30,200	187,393	881,795	51,931
Fidelity Series Treasury Bill Index Fund	-	1,965,770	1,965,474	19,437	(296)	-	-	-
Fidelity Series Value Discovery Fund	2,809,271	1,555,567	1,398,632	263,209	42,048	193,349	3,201,603	190,345
	53,502,699	30,460,170	31,294,321	3,013,773	1,398,222	7,523,251	61,590,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,460,043	3,460,043	-	-

Domestic Equity Funds	32,287,176	32,287,176	-	-

International Equity Funds	25,842,802	25,842,802	-	-
Total Investments in Securities:	61,590,021	61,590,021	-	-
Fidelity Flex® Freedom Blend 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $45,645,701)	$61,590,021

Total Investment in Securities (cost $45,645,701)		$61,590,021
Receivable for investments sold		570,175
Receivable for fund shares sold		73,967
Total assets		62,234,163
Liabilities
Payable for investments purchased	$192,101
Payable for fund shares redeemed	452,053
Total liabilities		644,154
Net Assets		$61,590,009
Net Assets consist of:
Paid in capital		$43,684,747
Total accumulated earnings (loss)		17,905,262
Net Assets		$61,590,009
Net Asset Value, offering price and redemption price per share ($61,590,009 ÷ 4,063,463 shares)		$15.16
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$1,150,669
Expenses
Independent trustees' fees and expenses	$139
Total expenses		139
Net Investment income (loss)		1,150,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,398,222
Capital gain distributions from underlying funds:
Affiliated issuers	1,863,104
Total net realized gain (loss)		3,261,326
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	7,523,251
Total change in net unrealized appreciation (depreciation)		7,523,251
Net gain (loss)		10,784,577
Net increase (decrease) in net assets resulting from operations		$11,935,107
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,150,530	$1,085,142
Net realized gain (loss)	3,261,326	1,389,597
Change in net unrealized appreciation (depreciation)	7,523,251	476,483
Net increase (decrease) in net assets resulting from operations	11,935,107	2,951,222
Distributions to shareholders	(2,181,179)	(2,190,368)

Share transactions
Proceeds from sales of shares	24,391,927	15,621,568
Reinvestment of distributions	2,181,179	2,190,368
Cost of shares redeemed	(28,239,718)	(13,320,955)

Net increase (decrease) in net assets resulting from share transactions	(1,666,612)	4,490,981
Total increase (decrease) in net assets	8,087,316	5,251,835

Net Assets
Beginning of period	53,502,693	48,250,858
End of period	$61,590,009	$53,502,693

Other Information
Shares
Sold	1,652,036	1,188,498
Issued in reinvestment of distributions	147,676	170,266
Redeemed	(1,889,194)	(1,007,334)
Net increase (decrease)	(89,482)	351,430

Financial Highlights
Fidelity Flex® Freedom Blend 2050 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$12.69	$10.68	$12.09	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.28	.27	.24	.35	.39
Net realized and unrealized gain (loss)	2.55	.47	2.03	(1.18)	.14
Total from investment operations	2.83	.74	2.27	(.83)	.53
Distributions from net investment income	(.30)	(.27)	(.24)	(.29)	(.28)
Distributions from net realized gain	(.25)	(.28)	(.02)	(.29)	(.61)
Total distributions	(.55)	(.55)	(.26)	(.58)	(.90) C
Net asset value, end of period	$15.16	$12.88	$12.69	$10.68	$12.09
Total Return	22.12%	5.87%	21.45%	(6.62)%	3.89%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	1.89%	2.06%	2.10%	3.39%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$61,590	$53,503	$48,251	$42,695	$662
Portfolio turnover rate G	50%	38%	35%	40%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2055 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.3%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	5	43
Fidelity Series Long-Term Treasury Bond Index Fund (a)	390,072	2,079,082
TOTAL BOND FUNDS (Cost $2,154,770)		2,079,125

Domestic Equity Funds - 53.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	279,770	5,984,282
Fidelity Series Commodity Strategy Fund (a)	2,061	231,144
Fidelity Series Large Cap Growth Index Fund (a)	141,772	3,815,077
Fidelity Series Large Cap Stock Fund (a)	153,032	4,018,612
Fidelity Series Large Cap Value Index Fund (a)	379,977	7,067,574
Fidelity Series Small Cap Core Fund (a)	81,231	1,127,486
Fidelity Series Small Cap Opportunities Fund (a)	41,038	696,825
Fidelity Series Value Discovery Fund (a)	150,144	2,525,422
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,928,752)		25,466,422

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	94,889	1,933,839
Fidelity Series Emerging Markets Fund (a)	101,353	1,278,061
Fidelity Series Emerging Markets Opportunities Fund (a)	197,085	5,122,239
Fidelity Series International Growth Fund (a)	181,283	3,395,438
Fidelity Series International Index Fund (a)	86,319	1,317,221
Fidelity Series International Small Cap Fund (a)	26,066	455,637
Fidelity Series International Value Fund (a)	215,323	3,402,111
Fidelity Series Overseas Fund (a)	234,133	3,404,293
Fidelity Series Select International Small Cap Fund (a)	2,740	38,904
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,447,982)		20,347,743

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $36,531,504)	47,893,290
NET OTHER ASSETS (LIABILITIES) - 0.0%	(393)
NET ASSETS - 100.0%	47,892,897

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,713	1,816	5,508	189	(6)	(15)	-	-
Fidelity Series Blue Chip Growth Fund	4,389,647	2,409,793	1,806,391	217,850	16,010	975,223	5,984,282	279,770
Fidelity Series Canada Fund	1,121,304	1,070,124	589,813	35,822	8,877	323,347	1,933,839	94,889
Fidelity Series Commodity Strategy Fund	-	278,157	86,223	217	5,745	33,465	231,144	2,061
Fidelity Series Corporate Bond Fund	2,883	113,490	116,390	329	7	10	-	-
Fidelity Series Emerging Markets Fund	948,275	538,383	568,334	29,675	36,310	323,427	1,278,061	101,353
Fidelity Series Emerging Markets Opportunities Fund	3,795,248	2,169,405	2,212,369	123,360	146,302	1,223,653	5,122,239	197,085
Fidelity Series Government Bond Index Fund	4,669	194,432	198,951	440	(143)	(7)	-	-
Fidelity Series Government Money Market Fund	-	761,021	761,021	4,907	-	-	-	-
Fidelity Series International Credit Fund	40	2	-	2	-	1	43	5
Fidelity Series International Developed Markets Bond Index Fund	-	24,730	24,972	6	242	-	-	-
Fidelity Series International Growth Fund	2,630,204	1,646,065	1,021,453	264,118	8,762	131,860	3,395,438	181,283
Fidelity Series International Index Fund	996,917	552,691	439,155	42,264	11,542	195,226	1,317,221	86,319
Fidelity Series International Small Cap Fund	487,345	213,815	272,836	78,611	7,257	20,056	455,637	26,066
Fidelity Series International Value Fund	2,614,416	1,618,475	1,313,587	340,329	52,699	430,108	3,402,111	215,323
Fidelity Series Investment Grade Bond Fund	4,432	180,340	184,521	464	(251)	-	-	-
Fidelity Series Investment Grade Securitized Fund	2,789	107,870	110,678	300	21	(2)	-	-
Fidelity Series Large Cap Growth Index Fund	2,823,848	1,574,356	1,024,096	36,051	9,248	431,721	3,815,077	141,772
Fidelity Series Large Cap Stock Fund	2,607,051	1,959,085	990,180	337,025	11,458	431,198	4,018,612	153,032
Fidelity Series Large Cap Value Index Fund	5,364,435	3,525,095	2,560,538	246,401	23,588	714,994	7,067,574	379,977
Fidelity Series Long-Term Treasury Bond Index Fund	2,542,186	1,462,681	1,866,569	104,176	(134,841)	75,625	2,079,082	390,072
Fidelity Series Overseas Fund	2,618,499	1,744,213	977,355	278,342	3,345	15,591	3,404,293	234,133
Fidelity Series Select International Small Cap Fund	6,672	34,598	9,406	1,153	655	6,385	38,904	2,740
Fidelity Series Small Cap Core Fund	1,231,858	243,576	692,039	10,067	41,828	302,263	1,127,486	81,231
Fidelity Series Small Cap Opportunities Fund	547,751	172,393	181,496	31,331	9,696	148,481	696,825	41,038
Fidelity Series Treasury Bill Index Fund	-	1,135,077	1,135,196	12,492	119	-	-	-
Fidelity Series Value Discovery Fund	1,925,427	1,330,551	895,144	212,120	12,862	151,726	2,525,422	150,144
	36,669,609	25,062,234	20,044,221	2,408,041	271,332	5,934,336	47,893,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,079,125	2,079,125	-	-

Domestic Equity Funds	25,466,422	25,466,422	-	-

International Equity Funds	20,347,743	20,347,743	-	-
Total Investments in Securities:	47,893,290	47,893,290	-	-
Fidelity Flex® Freedom Blend 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $36,531,504)	$47,893,290

Total Investment in Securities (cost $36,531,504)		$47,893,290
Receivable for investments sold		596,247
Receivable for fund shares sold		334,835
Total assets		48,824,372
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	76,842
Payable for fund shares redeemed	854,632
Total liabilities		931,475
Net Assets		$47,892,897
Net Assets consist of:
Paid in capital		$35,548,242
Total accumulated earnings (loss)		12,344,655
Net Assets		$47,892,897
Net Asset Value, offering price and redemption price per share ($47,892,897 ÷ 3,161,882 shares)		$15.15
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$917,659
Expenses
Independent trustees' fees and expenses	$103
Total expenses		103
Net Investment income (loss)		917,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	271,332
Capital gain distributions from underlying funds:
Affiliated issuers	1,490,382
Total net realized gain (loss)		1,761,714
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	5,934,336
Total change in net unrealized appreciation (depreciation)		5,934,336
Net gain (loss)		7,696,050
Net increase (decrease) in net assets resulting from operations		$8,613,606
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$917,556	$746,085
Net realized gain (loss)	1,761,714	886,038
Change in net unrealized appreciation (depreciation)	5,934,336	413,271
Net increase (decrease) in net assets resulting from operations	8,613,606	2,045,394
Distributions to shareholders	(1,573,378)	(1,355,073)

Share transactions
Proceeds from sales of shares	21,818,375	14,603,866
Reinvestment of distributions	1,573,378	1,355,073
Cost of shares redeemed	(19,208,695)	(11,254,190)

Net increase (decrease) in net assets resulting from share transactions	4,183,058	4,704,749
Total increase (decrease) in net assets	11,223,286	5,395,070

Net Assets
Beginning of period	36,669,611	31,274,541
End of period	$47,892,897	$36,669,611

Other Information
Shares
Sold	1,485,878	1,117,542
Issued in reinvestment of distributions	106,672	105,703
Redeemed	(1,287,404)	(849,751)
Net increase (decrease)	305,146	373,494

Financial Highlights
Fidelity Flex® Freedom Blend 2055 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.84	$12.59	$10.58	$11.97	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.24	.35	.35
Net realized and unrealized gain (loss)	2.52	.48	2.01	(1.17)	.18
Total from investment operations	2.82	.75	2.25	(.82)	.53
Distributions from net investment income	(.29)	(.27)	(.23)	(.28)	(.29)
Distributions from net realized gain	(.21)	(.23)	(.02)	(.29)	(.74)
Total distributions	(.51) C	(.50)	(.24) C	(.57)	(1.03)
Net asset value, end of period	$15.15	$12.84	$12.59	$10.58	$11.97
Total Return	22.08%	5.94%	21.47%	(6.60)%	3.84%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	2.02%	2.07%	2.11%	3.41%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$47,893	$36,670	$31,275	$25,174	$347
Portfolio turnover rate G	44%	42%	37%	38%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2060 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.1%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	5	42
Fidelity Series Long-Term Treasury Bond Index Fund (a)	233,615	1,245,169
TOTAL BOND FUNDS (Cost $1,277,701)		1,245,211

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	176,176	3,768,397
Fidelity Series Commodity Strategy Fund (a)	1,295	145,273
Fidelity Series Large Cap Growth Index Fund (a)	89,279	2,402,497
Fidelity Series Large Cap Stock Fund (a)	96,371	2,530,701
Fidelity Series Large Cap Value Index Fund (a)	239,311	4,451,183
Fidelity Series Small Cap Core Fund (a)	51,239	711,198
Fidelity Series Small Cap Opportunities Fund (a)	25,881	439,468
Fidelity Series Value Discovery Fund (a)	94,564	1,590,559
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,506,489)		16,039,276

International Equity Funds - 42.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	59,775	1,218,208
Fidelity Series Emerging Markets Fund (a)	63,830	804,898
Fidelity Series Emerging Markets Opportunities Fund (a)	124,126	3,226,026
Fidelity Series International Growth Fund (a)	114,152	2,138,071
Fidelity Series International Index Fund (a)	54,355	829,461
Fidelity Series International Small Cap Fund (a)	16,404	286,747
Fidelity Series International Value Fund (a)	135,588	2,142,290
Fidelity Series Overseas Fund (a)	147,431	2,143,645
Fidelity Series Select International Small Cap Fund (a)	1,717	24,384
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,019,592)		12,813,730

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,803,782)	30,098,217
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	30,098,220

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,104	1,175	3,269	114	-	(10)	-	-
Fidelity Series Blue Chip Growth Fund	2,487,202	1,682,123	969,644	127,579	4,043	564,673	3,768,397	176,176
Fidelity Series Canada Fund	635,457	692,956	305,465	21,080	3,191	192,069	1,218,208	59,775
Fidelity Series Commodity Strategy Fund	-	164,989	43,457	128	2,797	20,944	145,273	1,295
Fidelity Series Corporate Bond Fund	1,631	66,455	68,088	193	(2)	4	-	-
Fidelity Series Emerging Markets Fund	537,284	366,824	309,380	17,464	6,563	203,607	804,898	63,830
Fidelity Series Emerging Markets Opportunities Fund	2,150,371	1,464,999	1,187,730	72,581	24,884	773,502	3,226,026	124,126
Fidelity Series Government Bond Index Fund	2,648	113,634	116,183	258	(96)	(3)	-	-
Fidelity Series Government Money Market Fund	-	488,293	488,293	2,917	-	-	-	-
Fidelity Series International Credit Fund	41	1	-	2	-	-	42	5
Fidelity Series International Developed Markets Bond Index Fund	-	13,692	13,833	3	141	-	-	-
Fidelity Series International Growth Fund	1,490,524	1,102,731	527,002	155,330	109	71,709	2,138,071	114,152
Fidelity Series International Index Fund	564,828	371,128	224,991	24,866	2,812	115,684	829,461	54,355
Fidelity Series International Small Cap Fund	276,096	137,081	141,344	46,053	3,244	11,670	286,747	16,404
Fidelity Series International Value Fund	1,480,897	1,061,652	676,536	200,099	14,981	261,296	2,142,290	135,588
Fidelity Series Investment Grade Bond Fund	2,514	105,416	107,773	272	(158)	1	-	-
Fidelity Series Investment Grade Securitized Fund	1,578	63,165	64,748	176	7	(2)	-	-
Fidelity Series Large Cap Growth Index Fund	1,600,047	1,135,700	580,420	21,230	1,882	245,288	2,402,497	89,279
Fidelity Series Large Cap Stock Fund	1,477,286	1,291,935	492,490	198,181	2,373	251,597	2,530,701	96,371
Fidelity Series Large Cap Value Index Fund	3,039,746	2,297,364	1,317,482	145,028	(3,545)	435,100	4,451,183	239,311
Fidelity Series Long-Term Treasury Bond Index Fund	1,440,445	940,322	1,103,191	61,373	(60,734)	28,327	1,245,169	233,615
Fidelity Series Overseas Fund	1,483,537	1,156,426	496,896	163,696	(638)	1,216	2,143,645	147,431
Fidelity Series Select International Small Cap Fund	3,799	20,866	4,371	674	293	3,797	24,384	1,717
Fidelity Series Small Cap Core Fund	697,795	174,775	363,079	5,898	21,321	180,386	711,198	51,239
Fidelity Series Small Cap Opportunities Fund	310,312	118,775	82,581	18,320	2,616	90,346	439,468	25,881
Fidelity Series Treasury Bill Index Fund	-	667,964	668,033	7,270	69	-	-	-
Fidelity Series Value Discovery Fund	1,091,004	858,846	450,956	127,970	1,885	89,780	1,590,559	94,564
	20,777,146	16,559,287	10,807,235	1,418,755	28,038	3,540,981	30,098,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,245,211	1,245,211	-	-

Domestic Equity Funds	16,039,276	16,039,276	-	-

International Equity Funds	12,813,730	12,813,730	-	-
Total Investments in Securities:	30,098,217	30,098,217	-	-
Fidelity Flex® Freedom Blend 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $23,803,782)	$30,098,217

Total Investment in Securities (cost $23,803,782)		$30,098,217
Receivable for investments sold		288,141
Receivable for fund shares sold		85,758
Total assets		30,472,116
Liabilities
Payable for investments purchased	$89,662
Payable for fund shares redeemed	284,234
Total liabilities		373,896
Net Assets		$30,098,220
Net Assets consist of:
Paid in capital		$23,318,509
Total accumulated earnings (loss)		6,779,711
Net Assets		$30,098,220
Net Asset Value, offering price and redemption price per share ($30,098,220 ÷ 2,003,258 shares)		$15.02
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$539,919
Expenses
Independent trustees' fees and expenses	$60
Total expenses		60
Net Investment income (loss)		539,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	28,038
Capital gain distributions from underlying funds:
Affiliated issuers	878,836
Total net realized gain (loss)		906,874
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,540,981
Total change in net unrealized appreciation (depreciation)		3,540,981
Net gain (loss)		4,447,855
Net increase (decrease) in net assets resulting from operations		$4,987,714
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$539,859	$395,669
Net realized gain (loss)	906,874	466,769
Change in net unrealized appreciation (depreciation)	3,540,981	186,334
Net increase (decrease) in net assets resulting from operations	4,987,714	1,048,772
Distributions to shareholders	(878,967)	(705,688)

Share transactions
Proceeds from sales of shares	15,651,663	9,250,820
Reinvestment of distributions	878,967	705,688
Cost of shares redeemed	(11,318,305)	(6,077,779)

Net increase (decrease) in net assets resulting from share transactions	5,212,325	3,878,729
Total increase (decrease) in net assets	9,321,072	4,221,813

Net Assets
Beginning of period	20,777,148	16,555,335
End of period	$30,098,220	$20,777,148

Other Information
Shares
Sold	1,069,270	715,072
Issued in reinvestment of distributions	59,916	55,602
Redeemed	(760,965)	(464,488)
Net increase (decrease)	368,221	306,186

Financial Highlights
Fidelity Flex® Freedom Blend 2060 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.71	$12.46	$10.50	$11.85	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.29	.27	.25	.34	.36
Net realized and unrealized gain (loss)	2.49	.46	1.98	(1.14)	.18
Total from investment operations	2.78	.73	2.23	(.80)	.54
Distributions from net investment income	(.29)	(.26)	(.23)	(.27)	(.34)
Distributions from net realized gain	(.19)	(.22)	(.04)	(.28)	(.81)
Total distributions	(.47) C	(.48)	(.27)	(.55)	(1.15)
Net asset value, end of period	$15.02	$12.71	$12.46	$10.50	$11.85
Total Return D	22.03%	5.88%	21.48%	(6.53)%	3.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	2.00%	2.06%	2.21%	3.38%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$30,098	$20,777	$16,555	$11,142	$328
Portfolio turnover rate H	40%	41%	34%	35%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2065 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.1%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	4	34
Fidelity Series Long-Term Treasury Bond Index Fund (a)	165,294	881,020
TOTAL BOND FUNDS (Cost $898,930)		881,054

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	124,721	2,667,786
Fidelity Series Commodity Strategy Fund (a)	917	102,810
Fidelity Series Large Cap Growth Index Fund (a)	63,200	1,700,721
Fidelity Series Large Cap Stock Fund (a)	68,222	1,791,517
Fidelity Series Large Cap Value Index Fund (a)	169,441	3,151,595
Fidelity Series Small Cap Core Fund (a)	36,119	501,338
Fidelity Series Small Cap Opportunities Fund (a)	18,313	310,949
Fidelity Series Value Discovery Fund (a)	66,990	1,126,774
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,764,029)		11,353,490

International Equity Funds - 42.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	42,311	862,305
Fidelity Series Emerging Markets Fund (a)	45,187	569,810
Fidelity Series Emerging Markets Opportunities Fund (a)	87,874	2,283,836
Fidelity Series International Growth Fund (a)	80,805	1,513,479
Fidelity Series International Index Fund (a)	38,478	587,174
Fidelity Series International Small Cap Fund (a)	11,603	202,821
Fidelity Series International Value Fund (a)	95,983	1,516,532
Fidelity Series Overseas Fund (a)	104,366	1,517,479
Fidelity Series Select International Small Cap Fund (a)	1,225	17,388
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,689,912)		9,070,824

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,352,871)	21,305,368
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	21,305,367

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,159	914	2,067	72	-	(6)	-	-
Fidelity Series Blue Chip Growth Fund	1,370,193	1,517,152	521,439	79,728	(4,884)	306,764	2,667,786	124,721
Fidelity Series Canada Fund	350,022	571,250	178,138	13,944	1,494	117,677	862,305	42,311
Fidelity Series Commodity Strategy Fund	-	121,104	34,498	85	1,460	14,744	102,810	917
Fidelity Series Corporate Bond Fund	900	42,331	43,223	123	(11)	3	-	-
Fidelity Series Emerging Markets Fund	295,996	318,089	171,442	11,548	(520)	127,687	569,810	45,187
Fidelity Series Emerging Markets Opportunities Fund	1,184,658	1,266,795	647,811	47,985	(2,402)	482,596	2,283,836	87,874
Fidelity Series Government Bond Index Fund	1,458	72,335	73,713	166	(77)	(3)	-	-
Fidelity Series Government Money Market Fund	-	284,566	284,566	1,729	-	-	-	-
Fidelity Series International Credit Fund	33	1	-	2	-	-	34	4
Fidelity Series International Developed Markets Bond Index Fund	-	7,834	7,910	2	76	-	-	-
Fidelity Series International Growth Fund	821,167	965,190	292,700	102,699	(2,672)	22,494	1,513,479	80,805
Fidelity Series International Index Fund	311,177	336,719	128,916	16,441	(418)	68,612	587,174	38,478
Fidelity Series International Small Cap Fund	152,121	111,654	64,948	30,517	(1,456)	5,450	202,821	11,603
Fidelity Series International Value Fund	815,887	936,484	389,583	132,297	(951)	154,695	1,516,532	95,983
Fidelity Series Investment Grade Bond Fund	1,384	67,077	68,356	174	(106)	1	-	-
Fidelity Series Investment Grade Securitized Fund	870	40,234	41,098	112	(6)	-	-	-
Fidelity Series Large Cap Growth Index Fund	881,449	1,006,915	302,877	13,807	(5,094)	120,328	1,700,721	63,200
Fidelity Series Large Cap Stock Fund	813,784	1,104,282	265,357	124,273	(907)	139,715	1,791,517	68,222
Fidelity Series Large Cap Value Index Fund	1,674,504	1,974,502	755,568	95,857	(7,389)	265,546	3,151,595	169,441
Fidelity Series Long-Term Treasury Bond Index Fund	793,492	787,752	679,950	38,481	(14,727)	(5,547)	881,020	165,294
Fidelity Series Overseas Fund	817,331	1,000,127	276,392	108,229	(4,377)	(19,210)	1,517,479	104,366
Fidelity Series Select International Small Cap Fund	2,083	16,769	3,957	430	288	2,205	17,388	1,225
Fidelity Series Small Cap Core Fund	384,497	191,960	194,622	3,900	7,335	112,168	501,338	36,119
Fidelity Series Small Cap Opportunities Fund	170,973	124,491	39,907	11,695	397	54,995	310,949	18,313
Fidelity Series Treasury Bill Index Fund	-	415,008	415,055	4,407	47	-	-	-
Fidelity Series Value Discovery Fund	601,017	742,205	266,199	86,450	(1,769)	51,520	1,126,774	66,990
	11,446,155	14,023,740	6,150,292	925,153	(36,669)	2,022,434	21,305,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	881,054	881,054	-	-

Domestic Equity Funds	11,353,490	11,353,490	-	-

International Equity Funds	9,070,824	9,070,824	-	-
Total Investments in Securities:	21,305,368	21,305,368	-	-
Fidelity Flex® Freedom Blend 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,352,871)	$21,305,368

Total Investment in Securities (cost $18,352,871)		$21,305,368
Receivable for investments sold		292,331
Receivable for fund shares sold		62,775
Total assets		21,660,474
Liabilities
Payable for investments purchased	$35,029
Payable for fund shares redeemed	320,078
Total liabilities		355,107
Net Assets		$21,305,367
Net Assets consist of:
Paid in capital		$18,061,039
Total accumulated earnings (loss)		3,244,328
Net Assets		$21,305,367
Net Asset Value, offering price and redemption price per share ($21,305,367 ÷ 1,397,488 shares)		$15.25
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$352,800
Expenses
Independent trustees' fees and expenses	$37
Total expenses		37
Net Investment income (loss)		352,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(36,669)
Capital gain distributions from underlying funds:
Affiliated issuers	572,353
Total net realized gain (loss)		535,684
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,022,434
Total change in net unrealized appreciation (depreciation)		2,022,434
Net gain (loss)		2,558,118
Net increase (decrease) in net assets resulting from operations		$2,910,881
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$352,763	$200,866
Net realized gain (loss)	535,684	172,455
Change in net unrealized appreciation (depreciation)	2,022,434	52,607
Net increase (decrease) in net assets resulting from operations	2,910,881	425,928
Distributions to shareholders	(528,237)	(329,528)

Share transactions
Proceeds from sales of shares	12,986,195	7,218,901
Reinvestment of distributions	528,237	329,528
Cost of shares redeemed	(6,037,861)	(2,550,409)

Net increase (decrease) in net assets resulting from share transactions	7,476,571	4,998,020
Total increase (decrease) in net assets	9,859,215	5,094,420

Net Assets
Beginning of period	11,446,152	6,351,732
End of period	$21,305,367	$11,446,152

Other Information
Shares
Sold	871,167	551,946
Issued in reinvestment of distributions	35,054	25,637
Redeemed	(399,038)	(192,821)
Net increase (decrease)	507,183	384,762

Financial Highlights
Fidelity Flex® Freedom Blend 2065 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.86	$12.56	$10.57	$11.92	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.26	.33	.35
Net realized and unrealized gain (loss)	2.52	.45	1.99	(1.15)	.19
Total from investment operations	2.83	.74	2.25	(.82)	.54
Distributions from net investment income	(.28)	(.26)	(.22)	(.25)	(.32)
Distributions from net realized gain	(.16)	(.18)	(.04)	(.28)	(.76)
Total distributions	(.44)	(.44)	(.26)	(.53)	(1.09) C
Net asset value, end of period	$15.25	$12.86	$12.56	$10.57	$11.92
Total Return D	22.09%	5.94%	21.49%	(6.62)%	3.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	-% G	.01%	-% G	-% G
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	2.07%	2.21%	2.29%	3.24%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$21,305	$11,446	$6,352	$2,748	$301
Portfolio turnover rate H	36%	32%	24%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2070 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.1%
	Shares	Value ($)
Fidelity Series Long-Term Treasury Bond Index Fund (a) (Cost $319,232)	59,381	316,498

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	44,774	957,714
Fidelity Series Commodity Strategy Fund (a)	329	36,926
Fidelity Series Large Cap Growth Index Fund (a)	22,691	610,609
Fidelity Series Large Cap Stock Fund (a)	24,493	643,181
Fidelity Series Large Cap Value Index Fund (a)	60,829	1,131,424
Fidelity Series Small Cap Core Fund (a)	12,992	180,331
Fidelity Series Small Cap Opportunities Fund (a)	6,561	111,411
Fidelity Series Value Discovery Fund (a)	24,037	404,299
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,797,325)		4,075,895

International Equity Funds - 42.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	15,191	309,598
Fidelity Series Emerging Markets Fund (a)	16,220	204,529
Fidelity Series Emerging Markets Opportunities Fund (a)	31,540	819,728
Fidelity Series International Growth Fund (a)	29,012	543,402
Fidelity Series International Index Fund (a)	13,814	210,804
Fidelity Series International Small Cap Fund (a)	4,162	72,749
Fidelity Series International Value Fund (a)	34,459	544,450
Fidelity Series Overseas Fund (a)	37,469	544,798
Fidelity Series Select International Small Cap Fund (a)	432	6,137
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,848,314)		3,256,195

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,964,871)	7,648,588
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	7,648,589

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	552	219	772	26	3	(2)	-	-
Fidelity Series Blue Chip Growth Fund	652,506	377,007	203,327	29,848	(2,111)	133,639	957,714	44,774
Fidelity Series Canada Fund	166,686	156,844	60,868	5,033	117	46,819	309,598	15,191
Fidelity Series Commodity Strategy Fund	-	39,346	8,223	30	499	5,304	36,926	329
Fidelity Series Corporate Bond Fund	428	15,584	16,013	46	(1)	2	-	-
Fidelity Series Emerging Markets Fund	140,954	77,910	63,850	4,167	(985)	50,500	204,529	16,220
Fidelity Series Emerging Markets Opportunities Fund	564,135	315,074	246,801	17,323	(3,938)	191,258	819,728	31,540
Fidelity Series Government Bond Index Fund	694	26,633	27,304	61	(22)	(1)	-	-
Fidelity Series Government Money Market Fund	-	102,888	102,888	771	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	3,549	3,585	1	36	-	-	-
Fidelity Series International Growth Fund	390,554	246,406	109,362	37,067	(34)	15,838	543,402	29,012
Fidelity Series International Index Fund	148,184	79,170	44,579	5,932	595	27,434	210,804	13,814
Fidelity Series International Small Cap Fund	72,436	30,290	33,707	11,062	10	3,720	72,749	4,162
Fidelity Series International Value Fund	389,006	224,613	134,581	47,758	4,842	60,570	544,450	34,459
Fidelity Series Investment Grade Bond Fund	658	24,715	25,334	64	(39)	-	-	-
Fidelity Series Investment Grade Securitized Fund	414	14,816	15,231	42	1	-	-	-
Fidelity Series Large Cap Growth Index Fund	419,756	255,743	120,369	5,050	(369)	55,848	610,609	22,691
Fidelity Series Large Cap Stock Fund	387,539	302,066	105,011	46,755	514	58,073	643,181	24,493
Fidelity Series Large Cap Value Index Fund	797,408	504,831	268,526	34,626	(761)	98,472	1,131,424	60,829
Fidelity Series Long-Term Treasury Bond Index Fund	377,895	203,120	254,891	14,692	(5,508)	(4,118)	316,498	59,381
Fidelity Series Overseas Fund	389,216	258,793	103,212	39,063	500	(499)	544,798	37,469
Fidelity Series Select International Small Cap Fund	994	4,340	83	158	-	886	6,137	432
Fidelity Series Small Cap Core Fund	183,089	26,632	75,891	1,414	392	46,109	180,331	12,992
Fidelity Series Small Cap Opportunities Fund	81,414	24,980	16,604	4,339	(655)	22,276	111,411	6,561
Fidelity Series Treasury Bill Index Fund	-	158,073	158,084	1,654	11	-	-	-
Fidelity Series Value Discovery Fund	286,205	192,792	94,235	31,104	(876)	20,413	404,299	24,037
	5,450,723	3,666,434	2,293,331	338,086	(7,779)	832,541	7,648,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	316,498	316,498	-	-

Domestic Equity Funds	4,075,895	4,075,895	-	-

International Equity Funds	3,256,195	3,256,195	-	-
Total Investments in Securities:	7,648,588	7,648,588	-	-
Fidelity Flex® Freedom Blend 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,964,871)	$7,648,588

Total Investment in Securities (cost $6,964,871)		$7,648,588
Receivable for investments sold		48,805
Receivable for fund shares sold		14,661
Total assets		7,712,054
Liabilities
Payable for investments purchased	$52,311
Payable for fund shares redeemed	11,154
Total liabilities		63,465
Net Assets		$7,648,589
Net Assets consist of:
Paid in capital		$6,826,928
Total accumulated earnings (loss)		821,661
Net Assets		$7,648,589
Net Asset Value, offering price and redemption price per share ($7,648,589 ÷ 634,605 shares)		$12.05
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$128,812
Expenses
Independent trustees' fees and expenses	$15
Total expenses		15
Net Investment income (loss)		128,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,779)
Capital gain distributions from underlying funds:
Affiliated issuers	209,274
Total net realized gain (loss)		201,495
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	832,541
Total change in net unrealized appreciation (depreciation)		832,541
Net gain (loss)		1,034,036
Net increase (decrease) in net assets resulting from operations		$1,162,833
Statement of Changes in Net Assets

	Year ended March 31, 2026	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,797	$66,093
Net realized gain (loss)	201,495	28,703
Change in net unrealized appreciation (depreciation)	832,541	(148,824)
Net increase (decrease) in net assets resulting from operations	1,162,833	(54,028)
Distributions to shareholders	(191,392)	(81,508)

Share transactions
Proceeds from sales of shares	2,636,911	6,578,229
Reinvestment of distributions	183,489	78,074
Cost of shares redeemed	(1,593,974)	(1,070,045)

Net increase (decrease) in net assets resulting from share transactions	1,226,426	5,586,258
Total increase (decrease) in net assets	2,197,867	5,450,722

Net Assets
Beginning of period	5,450,722	-
End of period	$7,648,589	$5,450,722

Other Information
Shares
Sold	220,604	630,683
Issued in reinvestment of distributions	15,513	7,669
Redeemed	(137,834)	(102,030)
Net increase (decrease)	98,283	536,322

Financial Highlights
Fidelity Flex® Freedom Blend 2070 Fund

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.23
Net realized and unrealized gain (loss)	2.01	.15 D
Total from investment operations	2.24	.38
Distributions from net investment income	(.23)	(.17)
Distributions from net realized gain	(.12)	(.05)
Total distributions	(.35)	(.22)
Net asset value, end of period	$12.05	$10.16
Total Return E	22.09%	3.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-% I
Expenses net of fee waivers, if any H	- %	-% I
Expenses net of all reductions, if any H	-%	-% I
Net investment income (loss)	1.99%	2.88% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,649	$5,451
Portfolio turnover rate J	35%	37% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Fidelity Flex Freedom Blend Retirement Fund (formerly Fidelity Flex Freedom Blend Income Fund), Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund and Fidelity Flex Freedom Blend 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Flex Freedom Blend Retirement Fund	1,017,485	121,569	(1,912)	119,657
Fidelity Flex Freedom Blend 2010 Fund	1,878,649	207,263	(20,096)	187,167
Fidelity Flex Freedom Blend 2015 Fund	5,226,097	700,211	(76,671)	623,540
Fidelity Flex Freedom Blend 2020 Fund	14,313,434	2,383,600	(350,312)	2,033,288
Fidelity Flex Freedom Blend 2025 Fund	28,231,043	5,582,668	(822,703)	4,759,965
Fidelity Flex Freedom Blend 2030 Fund	55,626,615	12,294,652	(1,139,202)	11,155,450
Fidelity Flex Freedom Blend 2035 Fund	56,577,974	14,835,031	(631,710)	14,203,321
Fidelity Flex Freedom Blend 2040 Fund	54,121,950	17,874,932	(658,177)	17,216,755
Fidelity Flex Freedom Blend 2045 Fund	54,808,621	20,722,222	(434,629)	20,287,593
Fidelity Flex Freedom Blend 2050 Fund	45,958,851	16,082,899	(451,729)	15,631,170
Fidelity Flex Freedom Blend 2055 Fund	36,689,578	11,434,583	(230,871)	11,203,712
Fidelity Flex Freedom Blend 2060 Fund	23,920,095	6,381,563	(203,441)	6,178,122
Fidelity Flex Freedom Blend 2065 Fund	18,453,763	3,083,966	(232,361)	2,851,605
Fidelity Flex Freedom Blend 2070 Fund	6,982,369	731,572	(65,353)	666,219

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Flex Freedom Blend Retirement Fund	1,945	16,752	(116,363)	119,657
Fidelity Flex Freedom Blend 2010 Fund	10,954	-	(49,035)	187,167
Fidelity Flex Freedom Blend 2015 Fund	25,572	253,291	-	623,540
Fidelity Flex Freedom Blend 2020 Fund	154,738	1,352,765	-	2,033,288
Fidelity Flex Freedom Blend 2025 Fund	109,799	1,413,210	-	4,759,965
Fidelity Flex Freedom Blend 2030 Fund	206,519	2,196,356	-	11,155,450
Fidelity Flex Freedom Blend 2035 Fund	197,056	2,948,143	-	14,203,321
Fidelity Flex Freedom Blend 2040 Fund	113,808	2,930,910	-	17,216,755
Fidelity Flex Freedom Blend 2045 Fund	64,322	3,058,932	-	20,287,593
Fidelity Flex Freedom Blend 2050 Fund	49,381	2,224,712	-	15,631,170
Fidelity Flex Freedom Blend 2055 Fund	34,502	1,106,442	-	11,203,712
Fidelity Flex Freedom Blend 2060 Fund	21,284	580,308	-	6,178,122
Fidelity Flex Freedom Blend 2065 Fund	14,914	377,812	-	2,851,605
Fidelity Flex Freedom Blend 2070 Fund	5,386	150,056	-	666,219

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Flex Freedom Blend Retirement Fund	(116,363)	(-)	(116,363)
Fidelity Flex Freedom Blend 2010 Fund	(49,035)	(-)	(49,035)

Due to large redemptions in the current period, approximately $105,142 of Fidelity Flex Freedom Blend Retirement Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $49,948 of those capital losses per year to offset capital gains.

The tax character of distributions paid was as follows:

March 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Flex Freedom Blend Retirement Fund	102,979	-	102,979
Fidelity Flex Freedom Blend 2010 Fund	92,069	-	92,069
Fidelity Flex Freedom Blend 2015 Fund	249,902	60,880	310,782
Fidelity Flex Freedom Blend 2020 Fund	780,275	958,688	1,738,963
Fidelity Flex Freedom Blend 2025 Fund	1,200,322	1,629,468	2,829,790
Fidelity Flex Freedom Blend 2030 Fund	2,003,572	2,693,763	4,697,335
Fidelity Flex Freedom Blend 2035 Fund	1,956,453	3,389,180	5,345,633
Fidelity Flex Freedom Blend 2040 Fund	1,740,435	1,832,769	3,573,204
Fidelity Flex Freedom Blend 2045 Fund	1,802,380	1,252,559	3,054,939
Fidelity Flex Freedom Blend 2050 Fund	1,309,723	871,456	2,181,179
Fidelity Flex Freedom Blend 2055 Fund	982,721	590,657	1,573,378
Fidelity Flex Freedom Blend 2060 Fund	565,734	313,233	878,967
Fidelity Flex Freedom Blend 2065 Fund	361,007	167,230	528,237
Fidelity Flex Freedom Blend 2070 Fund	135,577	55,815	191,392

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Flex Freedom Blend Retirement Fund	107,858	-	107,858
Fidelity Flex Freedom Blend 2010 Fund	103,740	-	103,740
Fidelity Flex Freedom Blend 2015 Fund	327,819	-	327,819
Fidelity Flex Freedom Blend 2020 Fund	821,824	-	821,824
Fidelity Flex Freedom Blend 2025 Fund	1,351,203	1,069,003	2,420,206
Fidelity Flex Freedom Blend 2030 Fund	2,101,485	1,130,253	3,231,738
Fidelity Flex Freedom Blend 2035 Fund	2,018,018	1,747,807	3,765,825
Fidelity Flex Freedom Blend 2040 Fund	1,628,536	1,591,239	3,219,775
Fidelity Flex Freedom Blend 2045 Fund	1,510,799	1,320,362	2,831,161
Fidelity Flex Freedom Blend 2050 Fund	1,123,911	1,066,457	2,190,368
Fidelity Flex Freedom Blend 2055 Fund	780,655	574,418	1,355,073
Fidelity Flex Freedom Blend 2060 Fund	417,824	287,864	705,688
Fidelity Flex Freedom Blend 2065 Fund	206,398	123,130	329,528
Fidelity Flex Freedom Blend 2070 Fund	62,136	19,372	81,508
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Retirement Fund	1,143,437	3,777,128
Fidelity Flex Freedom Blend 2010 Fund	1,182,379	1,805,210
Fidelity Flex Freedom Blend 2015 Fund	2,411,596	5,186,430
Fidelity Flex Freedom Blend 2020 Fund	8,148,358	22,343,199
Fidelity Flex Freedom Blend 2025 Fund	14,242,765	29,387,062
Fidelity Flex Freedom Blend 2030 Fund	30,395,383	45,352,055
Fidelity Flex Freedom Blend 2035 Fund	33,855,390	48,852,723
Fidelity Flex Freedom Blend 2040 Fund	33,418,139	38,413,523
Fidelity Flex Freedom Blend 2045 Fund	33,821,036	37,423,898
Fidelity Flex Freedom Blend 2050 Fund	30,460,170	31,294,321
Fidelity Flex Freedom Blend 2055 Fund	25,062,234	20,044,221
Fidelity Flex Freedom Blend 2060 Fund	16,559,287	10,807,235
Fidelity Flex Freedom Blend 2065 Fund	14,023,740	6,150,292
Fidelity Flex Freedom Blend 2070 Fund	3,666,434	2,293,331
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
7. Prior Fiscal Year Reorganization Information.
On June 14, 2024, Fidelity Flex Freedom Blend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Flex Freedom Blend 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Flex Freedom Blend Income Fund. The acquisition was accomplished by an exchange of shares of Fidelity Flex Freedom Blend Income Fund for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Flex Freedom Blend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Flex Freedom Blend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Flex Freedom Blend 2005 Fund	2,624,395	30,237	2,626,768	275,344	.9957442348

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Flex Freedom Blend Income Fund	1,064,921	3,691,689

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$127,324
Total net realized gain (loss)	(1,300)
Total change in net unrealized appreciation (depreciation)	86,615
Net increase (decrease) in net assets resulting from operations	$212,639

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Flex Freedom Blend Income Fund Statement of Operations since June 14, 2024.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity Flex Freedom Blend Retirement Fund
Fidelity Flex Freedom Blend 2010 Fund
Fidelity Flex Freedom Blend 2015 Fund
Fidelity Flex Freedom Blend 2020 Fund
Fidelity Flex Freedom Blend 2025 Fund
Fidelity Flex Freedom Blend 2030 Fund
Fidelity Flex Freedom Blend 2035 Fund
Fidelity Flex Freedom Blend 2040 Fund
Fidelity Flex Freedom Blend 2045 Fund
Fidelity Flex Freedom Blend 2050 Fund
Fidelity Flex Freedom Blend 2055 Fund
Fidelity Flex Freedom Blend 2060 Fund
Fidelity Flex Freedom Blend 2065 Fund
	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the five years in the period ended March 31, 2026
Fidelity Flex Freedom Blend 2070 Fund	For the year ended March 31, 2026	For the year ended March 31, 2026 and for the period June 28, 2024 (commencement of operations) through March 31, 2025	For the year ended March 31, 2026 and for the period June 28, 2024 (commencement of operations) through March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Blend Retirement Fund	$16,752
Fidelity Flex Freedom Blend 2015 Fund	$314,171
Fidelity Flex Freedom Blend 2020 Fund	$2,231,844
Fidelity Flex Freedom Blend 2025 Fund	$3,148,683
Fidelity Flex Freedom Blend 2030 Fund	$4,788,585
Fidelity Flex Freedom Blend 2035 Fund	$5,779,130
Fidelity Flex Freedom Blend 2040 Fund	$4,223,579
Fidelity Flex Freedom Blend 2045 Fund	$3,902,526
Fidelity Flex Freedom Blend 2050 Fund	$2,746,004
Fidelity Flex Freedom Blend 2055 Fund	$1,452,322
Fidelity Flex Freedom Blend 2060 Fund	$801,667
Fidelity Flex Freedom Blend 2065 Fund	$526,896
Fidelity Flex Freedom Blend 2070 Fund	$190,610
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Blend Retirement Fund	43.35%
Fidelity Flex Freedom Blend 2010 Fund	39.87%
Fidelity Flex Freedom Blend 2015 Fund	34.25%
Fidelity Flex Freedom Blend 2020 Fund	28.24%
Fidelity Flex Freedom Blend 2025 Fund	25.88%
Fidelity Flex Freedom Blend 2030 Fund	21.06%
Fidelity Flex Freedom Blend 2035 Fund	15.41%
Fidelity Flex Freedom Blend 2040 Fund	9.35%
Fidelity Flex Freedom Blend 2045 Fund	5.52%
Fidelity Flex Freedom Blend 2050 Fund	5.60%
Fidelity Flex Freedom Blend 2055 Fund	4.97%
Fidelity Flex Freedom Blend 2060 Fund	4.97%
Fidelity Flex Freedom Blend 2065 Fund	4.76%
Fidelity Flex Freedom Blend 2070 Fund	4.97%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Flex Freedom Blend Retirement Fund
April 2025	0%
May 2025	2%
June 2025	3%
July 2025	3%
August 2025	3%
September 2025	3%
October 2025	3%
November 2025	3%
December 2025	3%
February 2026	1%
March 2026	1%
Fidelity Flex Freedom Blend 2010 Fund
May 2025 December 2025	1% 4%
Fidelity Flex Freedom Blend 2015 Fund
May 2025 December 2025	2% 5%
Fidelity Flex Freedom Blend 2020 Fund
May 2025 December 2025	3% 7%
Fidelity Flex Freedom Blend 2025 Fund
May 2025 December 2025	4% 9%
Fidelity Flex Freedom Blend 2030 Fund
May 2025 December 2025	5% 11%
Fidelity Flex Freedom Blend 2035 Fund
May 2025 December 2025	7% 15%
Fidelity Flex Freedom Blend 2040 Fund
May 2025 December 2025	14% 18%
Fidelity Flex Freedom Blend 2045 Fund
May 2025 December 2025	15% 21%
Fidelity Flex Freedom Blend 2050 Fund
May 2025 December 2025	17% 22%
Fidelity Flex Freedom Blend 2055 Fund
May 2025 December 2025	15% 23%
Fidelity Flex Freedom Blend 2060 Fund
May 2025 December 2025	16% 23%
Fidelity Flex Freedom Blend 2065 Fund
May 2025 December 2025	30% 23%
Fidelity Flex Freedom Blend 2070 Fund
May 2025 December 2025	1% 23%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Blend Retirement Fund
April 2025	0.00%
May 2025	6.70%
June 2025	8.71%
July 2025	8.71%
August 2025	8.71%
September 2025	8.71%
October 2025	8.71%
November 2025	8.71%
December 2025	8.71%
February 2026	0.74%
March 2026	0.74%
Fidelity Flex Freedom Blend 2010 Fund
May 2025	0.94%
December 2025	11.19%
Fidelity Flex Freedom Blend 2015 Fund
May 2025	1.59%
December 2025	14.68%
Fidelity Flex Freedom Blend 2020 Fund
May 2025	2.19%
December 2025	19.75%
Fidelity Flex Freedom Blend 2025 Fund
May 2025	2.99%
December 2025	25.53%
Fidelity Flex Freedom Blend 2030 Fund
May 2025	3.92%
December 2025	30.65%
Fidelity Flex Freedom Blend 2035 Fund
May 2025	3.94%
December 2025	38.15%
Fidelity Flex Freedom Blend 2040 Fund
May 2025	9.19%
December 2025	46.07%
Fidelity Flex Freedom Blend 2045 Fund
May 2025	11.70%
December 2025	53.93%
Fidelity Flex Freedom Blend 2050 Fund
May 2025	15.18%
December 2025	55.63%
Fidelity Flex Freedom Blend 2055 Fund
May 2025	13.15%
December 2025	60.14%
Fidelity Flex Freedom Blend 2060 Fund
May 2025	13.88%
December 2025	61.00%
Fidelity Flex Freedom Blend 2065 Fund
May 2025	24.96%
December 2025	60.26%
Fidelity Flex Freedom Blend 2070 Fund
May 2025	20.89%
December 2025	59.72%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Flex Freedom Blend Retirement Fund
April 2025	0.00%
May 2025	0.17%
June 2025	0.22%
July 2025	0.22%
August 2025	0.22%
September 2025	0.22%
October 2025	0.22%
November 2025	0.22%
December 2025	0.22%
February 2026	0.00%
March 2026	0.00%
Fidelity Flex Freedom Blend 2010 Fund
May 2025	0.03%
December 2025	0.29%
Fidelity Flex Freedom Blend 2015 Fund
May 2025	0.05%
December 2025	0.39%
Fidelity Flex Freedom Blend 2020 Fund
May 2025	0.04%
December 2025	0.53%
Fidelity Flex Freedom Blend 2025 Fund
May 2025	0.05%
December 2025	0.69%
Fidelity Flex Freedom Blend 2030 Fund
May 2025	0.05%
December 2025	0.83%
Fidelity Flex Freedom Blend 2035 Fund
May 2025	0.10%
December 2025	1.05%
Fidelity Flex Freedom Blend 2040 Fund
May 2025	0.08%
December 2025	1.28%
Fidelity Flex Freedom Blend 2045 Fund
May 2025	0.10%
December 2025	1.46%
Fidelity Flex Freedom Blend 2050 Fund
May 2025	0.06%
December 2025	1.50%
Fidelity Flex Freedom Blend 2055 Fund
May 2025	0.09%
December 2025	1.63%
Fidelity Flex Freedom Blend 2060 Fund
May 2025	0.13%
December 2025	1.65%
Fidelity Flex Freedom Blend 2065 Fund
May 2025	0.14%
December 2025	1.65%
Fidelity Flex Freedom Blend 2070 Fund
May 2025	0.06%
December 2025	1.61%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Flex Freedom Blend Retirement Fund	$89,364
Fidelity Flex Freedom Blend 2010 Fund	$73,895
Fidelity Flex Freedom Blend 2015 Fund	$188,148
Fidelity Flex Freedom Blend 2020 Fund	$543,403
Fidelity Flex Freedom Blend 2025 Fund	$761,213
Fidelity Flex Freedom Blend 2030 Fund	$1,132,044
Fidelity Flex Freedom Blend 2035 Fund	$933,501
Fidelity Flex Freedom Blend 2040 Fund	$478,696
Fidelity Flex Freedom Blend 2045 Fund	$282,919
Fidelity Flex Freedom Blend 2050 Fund	$215,461
Fidelity Flex Freedom Blend 2055 Fund	$155,645
Fidelity Flex Freedom Blend 2060 Fund	$89,914
Fidelity Flex Freedom Blend 2065 Fund	$52,820
Fidelity Flex Freedom Blend 2070 Fund	$20,492

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Flex Freedom Blend Retirement Fund	12/31/2025	$0.0142	$0.0026
Fidelity Flex Freedom Blend 2010 Fund	12/31/2025	$0.0404	$0.0030
Fidelity Flex Freedom Blend 2015 Fund	12/31/2025	$0.0532	$0.0039
Fidelity Flex Freedom Blend 2020 Fund	12/31/2025	$0.0692	$0.0050
Fidelity Flex Freedom Blend 2025 Fund	12/31/2025	$0.0817	$0.0057
Fidelity Flex Freedom Blend 2030 Fund	12/31/2025	$0.0967	$0.0068
Fidelity Flex Freedom Blend 2035 Fund	12/31/2025	$0.1167	$0.0081
Fidelity Flex Freedom Blend 2040 Fund	12/31/2025	$0.1479	$0.0101
Fidelity Flex Freedom Blend 2045 Fund	12/31/2025	$0.1679	$0.0114
Fidelity Flex Freedom Blend 2050 Fund	12/31/2025	$0.1701	$0.0115
Fidelity Flex Freedom Blend 2055 Fund	12/31/2025	$0.1709	$0.0115
Fidelity Flex Freedom Blend 2060 Fund	12/31/2025	$0.1681	$0.0114
Fidelity Flex Freedom Blend 2065 Fund	12/31/2025	$0.1693	$0.0115
Fidelity Flex Freedom Blend 2070 Fund	12/31/2025	$0.1361	$0.0092

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884226.108
XFC-ANN-0526
Fidelity Freedom® Index Funds

Fidelity Freedom® Index Retirement Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund
Fidelity Freedom® Index 2070 Fund

(Fidelity Freedom® Index Retirement Fund formerly Fidelity Freedom® Index Income Fund)

Annual Report
March 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Index Retirement Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund
Fidelity Freedom® Index 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Index Retirement Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 66.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	40,093,372	398,528,114
Fidelity Series Bond Index Fund (a)	84,121,687	762,142,485
Fidelity Series International Developed Markets Bond Index Fund (a)	11,517,333	97,551,814
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,814,795	41,652,860
TOTAL BOND FUNDS (Cost $1,401,089,166)		1,299,875,273

Domestic Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	191,733	21,506,704
Fidelity Series Total Market Index Fund (a)	13,332,575	284,117,178
TOTAL DOMESTIC EQUITY FUNDS (Cost $197,627,407)		305,623,882

International Equity Funds - 9.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $134,733,342)	10,220,162	190,299,416

Short-Term Funds - 7.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $149,966,566)	15,029,268	149,541,219

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,883,416,481)	1,945,339,790
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,924)
NET ASSETS - 100.0%	1,945,237,866

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	2,127,361	2,127,361	233	-	-	-	-	0.0%
Total	-	2,127,361	2,127,361	233	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	337,912,305	102,937,672	41,906,562	13,939,391	(34,342)	195,102	398,528,114	40,093,372
Fidelity Series Bond Index Fund	727,926,971	171,286,746	140,013,397	30,273,992	(1,502,401)	4,444,566	762,142,485	84,121,687
Fidelity Series Commodity Strategy Fund	-	19,562,655	428,670	115,026	224	2,372,495	21,506,704	191,733
Fidelity Series Global ex U.S. Index Fund	129,508,692	58,445,781	27,357,771	4,794,296	1,915,505	27,787,209	190,299,416	10,220,162
Fidelity Series International Developed Markets Bond Index Fund	83,249,958	24,495,971	8,624,116	3,561,825	(1,222)	(1,568,777)	97,551,814	11,517,333
Fidelity Series Long-Term Treasury Bond Index Fund	51,141,350	12,571,841	20,647,103	1,956,364	(7,889,482)	6,476,254	41,652,860	7,814,795
Fidelity Series Total Market Index Fund	194,714,839	102,464,750	41,966,380	2,781,976	1,151,877	27,752,092	284,117,178	13,332,575
Fidelity Series Treasury Bill Index Fund	169,814,415	37,106,521	57,392,011	6,880,666	(154,533)	166,827	149,541,219	15,029,268
	1,694,268,530	528,871,937	338,336,010	64,303,536	(6,514,374)	67,625,768	1,945,339,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,299,875,273	1,299,875,273	-	-

Domestic Equity Funds	305,623,882	305,623,882	-	-

International Equity Funds	190,299,416	190,299,416	-	-

Short-Term Funds	149,541,219	149,541,219	-	-
Total Investments in Securities:	1,945,339,790	1,945,339,790	-	-
Fidelity Freedom® Index Retirement Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,883,416,481)	$1,945,339,790

Total Investment in Securities (cost $1,883,416,481)		$1,945,339,790
Cash		202
Receivable for investments sold		38,060,254
Receivable for fund shares sold		7,608,656
Total assets		1,991,008,902
Liabilities
Payable for investments purchased	$38,737,723
Payable for fund shares redeemed	6,931,189
Accrued management fee	102,124
Total liabilities		45,771,036
Net Assets		$1,945,237,866
Net Assets consist of:
Paid in capital		$1,897,804,230
Total accumulated earnings (loss)		47,433,636
Net Assets		$1,945,237,866

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($238,133,318 ÷ 19,306,323 shares)		$12.33
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($821,898,114 ÷ 66,732,975 shares)		$12.32
Premier Class :
Net Asset Value, offering price and redemption price per share ($265,655,299 ÷ 21,587,318 shares)		$12.31
Premier II Class :
Net Asset Value, offering price and redemption price per share ($619,551,135 ÷ 50,342,216 shares)		$12.31
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$64,100,388
Income from Fidelity Central Funds		233
Total income		64,100,621
Expenses
Management fee	$1,259,846
Independent trustees' fees and expenses	4,188
Total expenses before reductions	1,264,034
Expense reductions	(2)
Total expenses after reductions		1,264,032
Net Investment income (loss)		62,836,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(6,514,374)
Capital gain distributions from underlying funds:
Affiliated issuers	203,148
Total net realized gain (loss)		(6,311,226)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	67,625,768
Total change in net unrealized appreciation (depreciation)		67,625,768
Net gain (loss)		61,314,542
Net increase (decrease) in net assets resulting from operations		$124,151,131
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,836,589	$51,604,476
Net realized gain (loss)	(6,311,226)	5,202,411
Change in net unrealized appreciation (depreciation)	67,625,768	29,352,048
Net increase (decrease) in net assets resulting from operations	124,151,131	86,158,935
Distributions to shareholders	(63,341,068)	(51,215,084)

Share transactions - net increase (decrease)	190,258,171	258,782,719
Total increase (decrease) in net assets	251,068,234	293,726,570

Net Assets
Beginning of period	1,694,169,632	1,400,443,062
End of period	$1,945,237,866	$1,694,169,632

Financial Highlights
Fidelity Freedom® Index Retirement Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.65	$11.32	$12.15	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.42	.38	.34	.34	.20
Net realized and unrealized gain (loss)	.42	.25	.33	(.82)	(.25)
Total from investment operations	.84	.63	.67	(.48)	(.05)
Distributions from net investment income	(.42)	(.37)	(.34)	(.33)	(.18)
Distributions from net realized gain	-	-	-	(.02)	(.08)
Total distributions	(.42)	(.37)	(.34)	(.35)	(.26)
Net asset value, end of period	$12.33	$11.91	$11.65	$11.32	$12.15
Total Return C	7.13%	5.51%	5.98%	(3.90)%	(.50)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.39%	3.20%	3.03%	2.97%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$238,133	$202,048	$168,686	$182,799	$219,579
Portfolio turnover rate F	19%	18% G,H	17%	22%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index Retirement Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$11.63	$11.30	$12.13	$12.44
Income from Investment Operations
Net investment income (loss) A,B	.42	.38	.35	.34	.21
Net realized and unrealized gain (loss)	.43	.26	.32	(.82)	(.25)
Total from investment operations	.85	.64	.67	(.48)	(.04)
Distributions from net investment income	(.42)	(.38)	(.34)	(.33)	(.19)
Distributions from net realized gain	-	-	-	(.02)	(.08)
Total distributions	(.42)	(.38)	(.34)	(.35)	(.27)
Net asset value, end of period	$12.32	$11.89	$11.63	$11.30	$12.13
Total Return C	7.24%	5.55%	6.03%	(3.88)%	(.44)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.43%	3.24%	3.07%	3.01%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$821,898	$883,335	$792,169	$732,262	$733,168
Portfolio turnover rate F	19%	18% G,H	17%	22%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index Retirement Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$11.62	$11.30	$12.12	$12.43
Income from Investment Operations
Net investment income (loss) A,B	.42	.39	.35	.34	.21
Net realized and unrealized gain (loss)	.44	.25	.31	(.81)	(.25)
Total from investment operations	.86	.64	.66	(.47)	(.04)
Distributions from net investment income	(.43)	(.38)	(.34)	(.33)	(.19)
Distributions from net realized gain	-	-	-	(.02)	(.08)
Total distributions	(.43)	(.38)	(.34)	(.35)	(.27)
Net asset value, end of period	$12.31	$11.88	$11.62	$11.30	$12.12
Total Return C	7.29%	5.60%	5.95%	(3.78)%	(.40)%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	3.46%	3.27%	3.09%	3.03%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$265,655	$249,293	$439,588	$379,658	$360,871
Portfolio turnover rate F	19%	18% G,H	17%	22%	38%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index Retirement Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$11.93
Income from Investment Operations
Net investment income (loss) B,C	.43	.15
Net realized and unrealized gain (loss)	.43	.05
Total from investment operations	.86	.20
Distributions from net investment income	(.43)	(.25)
Total distributions	(.43)	(.25)
Net asset value, end of period	$12.31	$11.88
Total Return D,E	7.31%	1.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.04% H
Expenses net of fee waivers, if any	.04%	.04% H
Expenses net of all reductions, if any	.04%	.04% H
Net investment income (loss)	3.47%	2.12% H
Supplemental Data
Net assets, end of period (000 omitted)	$619,551	$359,494
Portfolio turnover rate I	19%	18% J,K

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index 2010 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 64.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	13,291,931	132,121,791
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,300,857	9,860,496
Fidelity Series Bond Index Fund (a)	31,476,065	285,173,151
Fidelity Series International Developed Markets Bond Index Fund (a)	4,390,822	37,190,259
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,238,956	17,263,633
TOTAL BOND FUNDS (Cost $522,222,651)		481,609,330

Domestic Equity Funds - 17.4%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	65,973	7,400,205
Fidelity Series Total Market Index Fund (a)	5,720,711	121,908,356
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,860,219)		129,308,561

International Equity Funds - 11.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $47,050,944)	4,386,534	81,677,267

Short-Term Funds - 6.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $50,284,641)	5,039,010	50,138,152

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $688,418,455)	742,733,310
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,240)
NET ASSETS - 100.0%	742,689,070

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	81,032	81,032	9	-	-	-	-	0.0%
Total	-	81,032	81,032	9	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	114,615,356	39,865,400	22,152,399	4,694,843	9,180	3,819	132,121,791	13,291,931
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,221,782	1,912,597	5,029,994	508,727	(1,099,786)	855,897	9,860,496	1,300,857
Fidelity Series Bond Index Fund	289,549,049	57,778,703	63,314,556	11,681,327	(2,754,775)	3,914,730	285,173,151	31,476,065
Fidelity Series Commodity Strategy Fund	-	6,869,548	272,785	39,214	441	803,001	7,400,205	65,973
Fidelity Series Global ex U.S. Index Fund	72,137,006	19,265,121	25,675,968	2,292,593	5,205,314	10,745,794	81,677,267	4,386,534
Fidelity Series International Developed Markets Bond Index Fund	35,265,683	8,568,635	6,038,139	1,439,778	(149,876)	(456,044)	37,190,259	4,390,822
Fidelity Series Long-Term Treasury Bond Index Fund	22,689,036	4,626,622	9,431,947	835,042	(3,308,311)	2,688,233	17,263,633	3,238,956
Fidelity Series Total Market Index Fund	108,650,244	30,608,002	34,041,528	1,375,755	3,993,282	12,698,356	121,908,356	5,720,711
Fidelity Series Treasury Bill Index Fund	59,669,780	12,628,151	22,165,412	2,380,746	(50,654)	56,287	50,138,152	5,039,010
	715,797,936	182,122,779	188,122,728	25,248,025	1,844,815	31,310,073	742,733,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	481,609,330	481,609,330	-	-

Domestic Equity Funds	129,308,561	129,308,561	-	-

International Equity Funds	81,677,267	81,677,267	-	-

Short-Term Funds	50,138,152	50,138,152	-	-
Total Investments in Securities:	742,733,310	742,733,310	-	-
Fidelity Freedom® Index 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $688,418,455)	$742,733,310

Total Investment in Securities (cost $688,418,455)		$742,733,310
Cash		9
Receivable for investments sold		14,580,224
Receivable for fund shares sold		752,113
Total assets		758,065,656
Liabilities
Payable for investments purchased	$12,851,341
Payable for fund shares redeemed	2,480,996
Accrued management fee	44,249
Total liabilities		15,376,586
Net Assets		$742,689,070
Net Assets consist of:
Paid in capital		$695,118,355
Total accumulated earnings (loss)		47,570,715
Net Assets		$742,689,070

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($148,746,110 ÷ 11,013,926 shares)		$13.51
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($371,042,607 ÷ 27,478,150 shares)		$13.50
Premier Class :
Net Asset Value, offering price and redemption price per share ($92,782,273 ÷ 6,874,360 shares)		$13.50
Premier II Class :
Net Asset Value, offering price and redemption price per share ($130,118,080 ÷ 9,642,840 shares)		$13.49
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$25,135,190
Income from Fidelity Central Funds		9
Total income		25,135,199
Expenses
Management fee	$584,188
Independent trustees' fees and expenses	1,707
Total expenses		585,895
Net Investment income (loss)		24,549,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,844,815
Capital gain distributions from underlying funds:
Affiliated issuers	112,835
Total net realized gain (loss)		1,957,650
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	31,310,073
Total change in net unrealized appreciation (depreciation)		31,310,073
Net gain (loss)		33,267,723
Net increase (decrease) in net assets resulting from operations		$57,817,027
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,549,304	$22,043,468
Net realized gain (loss)	1,957,650	12,804,764
Change in net unrealized appreciation (depreciation)	31,310,073	4,668,570
Net increase (decrease) in net assets resulting from operations	57,817,027	39,516,802
Distributions to shareholders	(32,787,755)	(34,620,199)

Share transactions - net increase (decrease)	1,907,638	(35,652,539)
Total increase (decrease) in net assets	26,936,910	(30,755,936)

Net Assets
Beginning of period	715,752,160	746,508,096
End of period	$742,689,070	$715,752,160

Financial Highlights
Fidelity Freedom® Index 2010 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.06	$12.99	$12.49	$13.61	$14.06
Income from Investment Operations
Net investment income (loss) A,B	.45	.40	.37	.35	.22
Net realized and unrealized gain (loss)	.61	.31	.55	(1.02)	(.15)
Total from investment operations	1.06	.71	.92	(.67)	.07
Distributions from net investment income	(.46)	(.41)	(.34)	(.34)	(.21)
Distributions from net realized gain	(.15)	(.23)	(.07)	(.11)	(.30)
Total distributions	(.61)	(.64)	(.42) C	(.45)	(.52) C
Net asset value, end of period	$13.51	$13.06	$12.99	$12.49	$13.61
Total Return D	8.19%	5.61%	7.42%	(4.86)%	.33%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.29%	3.03%	2.90%	2.79%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$148,746	$143,799	$161,962	$175,127	$222,429
Portfolio turnover rate G	25%	17%	18%	26%	38%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.06	$12.99	$12.49	$13.61	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.45	.40	.37	.35	.22
Net realized and unrealized gain (loss)	.61	.32	.55	(1.02)	(.15)
Total from investment operations	1.06	.72	.92	(.67)	.07
Distributions from net investment income	(.47)	(.42)	(.35)	(.34)	(.23)
Distributions from net realized gain	(.15)	(.23)	(.07)	(.11)	(.30)
Total distributions	(.62)	(.65)	(.42)	(.45)	(.53)
Net asset value, end of period	$13.50	$13.06	$12.99	$12.49	$13.61
Total Return C	8.14%	5.65%	7.46%	(4.82)%	.35%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.33%	3.07%	2.94%	2.83%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$371,043	$455,357	$499,977	$507,025	$567,760
Portfolio turnover rate F	25%	17%	18%	26%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$12.98	$12.49	$13.61	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.46	.41	.37	.35	.22
Net realized and unrealized gain (loss)	.61	.31	.55	(1.02)	(.15)
Total from investment operations	1.07	.72	.92	(.67)	.07
Distributions from net investment income	(.47)	(.42)	(.35)	(.34)	(.23)
Distributions from net realized gain	(.15)	(.23)	(.07)	(.11)	(.30)
Total distributions	(.62)	(.65)	(.43) C	(.45)	(.53)
Net asset value, end of period	$13.50	$13.05	$12.98	$12.49	$13.61
Total Return D	8.26%	5.69%	7.41%	(4.79)%	.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	3.36%	3.10%	2.96%	2.85%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$92,782	$76,440	$84,570	$69,585	$46,300
Portfolio turnover rate G	25%	17%	18%	26%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$13.31
Income from Investment Operations
Net investment income (loss) B,C	.46	.15
Net realized and unrealized gain (loss)	.60	.06
Total from investment operations	1.06	.21
Distributions from net investment income	(.47)	(.36)
Distributions from net realized gain	(.15)	(.11)
Total distributions	(.62)	(.47)
Net asset value, end of period	$13.49	$13.05
Total Return D,E	8.21%	1.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.04% H
Expenses net of fee waivers, if any	.04%	.04% H
Expenses net of all reductions, if any	.04%	.04% H
Net investment income (loss)	3.37%	1.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$130,118	$40,156
Portfolio turnover rate I	25%	17%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 59.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	22,705,615	225,693,814
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,910,355	75,120,491
Fidelity Series Bond Index Fund (a)	77,434,599	701,557,467
Fidelity Series International Developed Markets Bond Index Fund (a)	11,347,371	96,112,231
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,553,397	50,919,606
TOTAL BOND FUNDS (Cost $1,268,099,216)		1,149,403,609

Domestic Equity Funds - 21.5%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	153,619	17,231,427
Fidelity Series Total Market Index Fund (a)	18,534,741	394,975,321
TOTAL DOMESTIC EQUITY FUNDS (Cost $206,106,380)		412,206,748

International Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $155,197,555)	14,214,129	264,667,081

Short-Term Funds - 4.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $95,534,901)	9,576,684	95,288,003

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,724,938,052)	1,921,565,441
NET OTHER ASSETS (LIABILITIES) - 0.0%	(107,080)
NET ASSETS - 100.0%	1,921,458,361

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	206,862	206,862	23	-	-	-	-	0.0%
Total	-	206,862	206,862	23	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	200,786,186	60,526,667	35,311,759	7,962,473	(123,799)	318,000	225,693,814	22,705,615
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	85,622,641	8,684,720	17,450,392	3,485,253	(3,372,121)	1,635,643	75,120,491	9,910,355
Fidelity Series Bond Index Fund	709,787,323	115,457,998	126,259,008	28,284,827	(7,517,034)	10,088,188	701,557,467	77,434,599
Fidelity Series Commodity Strategy Fund	-	15,898,396	563,766	92,504	6,997	1,889,800	17,231,427	153,619
Fidelity Series Global ex U.S. Index Fund	264,436,118	38,921,862	96,348,874	7,887,390	25,499,933	32,158,042	264,667,081	14,214,129
Fidelity Series International Developed Markets Bond Index Fund	95,668,427	16,967,738	15,001,156	3,766,687	(851,593)	(671,185)	96,112,231	11,347,371
Fidelity Series Long-Term Treasury Bond Index Fund	65,474,538	9,473,516	22,184,798	2,392,307	(8,070,664)	6,227,014	50,919,606	9,553,397
Fidelity Series Total Market Index Fund	399,333,643	54,975,160	121,000,679	4,791,853	32,291,934	29,375,263	394,975,321	18,534,741
Fidelity Series Treasury Bill Index Fund	105,971,827	18,342,503	29,034,654	4,258,029	(77,573)	85,900	95,288,003	9,576,684
	1,927,080,703	339,248,560	463,155,086	62,921,323	37,786,080	81,106,665	1,921,565,441

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,149,403,609	1,149,403,609	-	-

Domestic Equity Funds	412,206,748	412,206,748	-	-

International Equity Funds	264,667,081	264,667,081	-	-

Short-Term Funds	95,288,003	95,288,003	-	-
Total Investments in Securities:	1,921,565,441	1,921,565,441	-	-
Fidelity Freedom® Index 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,724,938,052)	$1,921,565,441

Total Investment in Securities (cost $1,724,938,052)		$1,921,565,441
Cash		23
Receivable for investments sold		31,207,703
Receivable for fund shares sold		1,624,414
Total assets		1,954,397,581
Liabilities
Payable for investments purchased	$30,140,507
Payable for fund shares redeemed	2,691,609
Accrued management fee	107,104
Total liabilities		32,939,220
Net Assets		$1,921,458,361
Net Assets consist of:
Paid in capital		$1,736,341,508
Total accumulated earnings (loss)		185,116,853
Net Assets		$1,921,458,361

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($429,807,726 ÷ 28,520,714 shares)		$15.07
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($735,656,854 ÷ 48,866,686 shares)		$15.05
Premier Class :
Net Asset Value, offering price and redemption price per share ($269,500,319 ÷ 17,905,948 shares)		$15.05
Premier II Class :
Net Asset Value, offering price and redemption price per share ($486,493,462 ÷ 32,341,406 shares)		$15.04
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$62,510,005
Income from Fidelity Central Funds		23
Total income		62,510,028
Expenses
Management fee	$1,455,402
Independent trustees' fees and expenses	4,513
Total expenses before reductions	1,459,915
Expense reductions	(1)
Total expenses after reductions		1,459,914
Net Investment income (loss)		61,050,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	37,786,080
Capital gain distributions from underlying funds:
Affiliated issuers	411,318
Total net realized gain (loss)		38,197,398
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	81,106,665
Total change in net unrealized appreciation (depreciation)		81,106,665
Net gain (loss)		119,304,063
Net increase (decrease) in net assets resulting from operations		$180,354,177
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,050,114	$58,706,611
Net realized gain (loss)	38,197,398	40,388,817
Change in net unrealized appreciation (depreciation)	81,106,665	14,008,694
Net increase (decrease) in net assets resulting from operations	180,354,177	113,104,122
Distributions to shareholders	(102,195,175)	(100,432,295)

Share transactions - net increase (decrease)	(83,674,049)	(165,752,314)
Total increase (decrease) in net assets	(5,515,047)	(153,080,487)

Net Assets
Beginning of period	1,926,973,408	2,080,053,895
End of period	$1,921,458,361	$1,926,973,408

Financial Highlights
Fidelity Freedom® Index 2015 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.49	$14.42	$13.58	$14.83	$15.12
Income from Investment Operations
Net investment income (loss) A,B	.47	.42	.38	.36	.26
Net realized and unrealized gain (loss)	.93	.39	.82	(1.21)	(.11)
Total from investment operations	1.40	.81	1.20	(.85)	.15
Distributions from net investment income	(.49)	(.44)	(.36)	(.35)	(.23)
Distributions from net realized gain	(.33)	(.30)	-	(.05)	(.21)
Total distributions	(.82)	(.74)	(.36)	(.40)	(.44)
Net asset value, end of period	$15.07	$14.49	$14.42	$13.58	$14.83
Total Return C	9.70%	5.74%	8.91%	(5.62)%	.86%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.11%	2.89%	2.77%	2.66%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$429,808	$414,377	$451,530	$479,276	$604,032
Portfolio turnover rate F	17%	15%	14%	22%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.47	$14.41	$13.57	$14.82	$15.11
Income from Investment Operations
Net investment income (loss) A,B	.48	.43	.39	.36	.26
Net realized and unrealized gain (loss)	.92	.37	.82	(1.20)	(.10)
Total from investment operations	1.40	.80	1.21	(.84)	.16
Distributions from net investment income	(.50)	(.44)	(.37)	(.36)	(.24)
Distributions from net realized gain	(.33)	(.30)	-	(.05)	(.21)
Total distributions	(.82) C	(.74)	(.37)	(.41)	(.45)
Net asset value, end of period	$15.05	$14.47	$14.41	$13.57	$14.82
Total Return D	9.75%	5.71%	8.96%	(5.58)%	.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.15%	2.93%	2.81%	2.70%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$735,657	$915,251	$1,083,439	$1,161,199	$1,343,537
Portfolio turnover rate G	17%	15%	14%	22%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.47	$14.40	$13.56	$14.81	$15.11
Income from Investment Operations
Net investment income (loss) A,B	.48	.43	.39	.37	.26
Net realized and unrealized gain (loss)	.93	.39	.82	(1.21)	(.10)
Total from investment operations	1.41	.82	1.21	(.84)	.16
Distributions from net investment income	(.50)	(.45)	(.37)	(.36)	(.25)
Distributions from net realized gain	(.33)	(.30)	-	(.05)	(.21)
Total distributions	(.83)	(.75)	(.37)	(.41)	(.46)
Net asset value, end of period	$15.05	$14.47	$14.40	$13.56	$14.81
Total Return C	9.77%	5.82%	8.99%	(5.57)%	.92%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	3.18%	2.96%	2.83%	2.72%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$269,500	$296,477	$545,084	$518,822	$515,045
Portfolio turnover rate F	17%	15%	14%	22%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$14.46	$14.82
Income from Investment Operations
Net investment income (loss) B,C	.48	.14
Net realized and unrealized gain (loss)	.93	.07
Total from investment operations	1.41	.21
Distributions from net investment income	(.51)	(.39)
Distributions from net realized gain	(.33)	(.18)
Total distributions	(.83) D	(.57)
Net asset value, end of period	$15.04	$14.46
Total Return E,F	9.82%	1.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04%	.04% I
Expenses net of fee waivers, if any	.04%	.04% I
Expenses net of all reductions, if any	.04%	.04% I
Net investment income (loss)	3.19%	1.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$486,493	$300,868
Portfolio turnover rate J	17%	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 54.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	41,597,910	413,483,228
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	57,135,106	433,084,102
Fidelity Series Bond Index Fund (a)	250,376,743	2,268,413,295
Fidelity Series International Developed Markets Bond Index Fund (a)	39,347,189	333,270,690
Fidelity Series Long-Term Treasury Bond Index Fund (a)	36,764,921	195,957,030
TOTAL BOND FUNDS (Cost $4,060,692,653)		3,644,208,345

Domestic Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	389,887	43,733,668
Fidelity Series Total Market Index Fund (a)	78,921,364	1,681,814,263
TOTAL DOMESTIC EQUITY FUNDS (Cost $837,004,824)		1,725,547,931

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $676,083,219)	60,557,956	1,127,589,134

Short-Term Funds - 2.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $164,054,729)	16,477,079	163,946,937

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,737,835,425)	6,661,292,347
NET OTHER ASSETS (LIABILITIES) - 0.0%	(357,027)
NET ASSETS - 100.0%	6,660,935,320

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	441,529	441,529	48	-	-	-	-	0.0%
Total	-	441,529	441,529	48	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	324,299,571	146,594,828	56,745,062	13,236,680	(40,443)	767,538	413,483,228	41,597,910
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	472,139,548	53,943,258	83,211,440	19,720,050	(15,159,036)	5,371,772	433,084,102	57,135,106
Fidelity Series Bond Index Fund	2,228,814,471	410,660,900	378,909,958	90,221,390	(14,602,003)	22,449,885	2,268,413,295	250,376,743
Fidelity Series Commodity Strategy Fund	-	40,015,219	1,552,396	241,688	21,016	5,249,829	43,733,668	389,887
Fidelity Series Global ex U.S. Index Fund	1,164,962,667	135,069,686	429,275,806	34,845,057	117,222,060	139,610,527	1,127,589,134	60,557,956
Fidelity Series International Developed Markets Bond Index Fund	333,746,775	57,479,094	52,607,642	13,197,541	(3,101,466)	(2,246,071)	333,270,690	39,347,189
Fidelity Series Long-Term Treasury Bond Index Fund	243,645,866	34,212,130	74,957,352	9,016,469	(26,829,723)	19,886,109	195,957,030	36,764,921
Fidelity Series Total Market Index Fund	1,759,949,391	164,959,253	520,885,950	21,110,028	161,510,083	116,281,486	1,681,814,263	78,921,364
Fidelity Series Treasury Bill Index Fund	175,812,155	39,161,610	51,049,037	7,391,269	(111,481)	133,690	163,946,937	16,477,079
	6,703,370,444	1,082,095,978	1,649,194,643	208,980,172	218,909,007	307,504,765	6,661,292,347

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,644,208,345	3,644,208,345	-	-

Domestic Equity Funds	1,725,547,931	1,725,547,931	-	-

International Equity Funds	1,127,589,134	1,127,589,134	-	-

Short-Term Funds	163,946,937	163,946,937	-	-
Total Investments in Securities:	6,661,292,347	6,661,292,347	-	-
Fidelity Freedom® Index 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,737,835,425)	$6,661,292,347

Total Investment in Securities (cost $5,737,835,425)		$6,661,292,347
Cash		49
Receivable for investments sold		94,373,573
Receivable for fund shares sold		8,291,763
Total assets		6,763,957,732
Liabilities
Payable for investments purchased	$87,356,928
Payable for fund shares redeemed	15,308,504
Accrued management fee	356,980
Total liabilities		103,022,412
Net Assets		$6,660,935,320
Net Assets consist of:
Paid in capital		$5,740,136,197
Total accumulated earnings (loss)		920,799,123
Net Assets		$6,660,935,320

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,289,145,392 ÷ 76,768,493 shares)		$16.79
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($2,833,614,651 ÷ 168,915,171 shares)		$16.78
Premier Class :
Net Asset Value, offering price and redemption price per share ($981,204,596 ÷ 58,518,786 shares)		$16.77
Premier II Class :
Net Asset Value, offering price and redemption price per share ($1,556,970,681 ÷ 92,866,900 shares)		$16.77
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$207,164,357
Income from Fidelity Central Funds		48
Total income		207,164,405
Expenses
Management fee	$5,051,589
Independent trustees' fees and expenses	15,807
Total expenses before reductions	5,067,396
Expense reductions	(2)
Total expenses after reductions		5,067,394
Net Investment income (loss)		202,097,011
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	218,909,007
Capital gain distributions from underlying funds:
Affiliated issuers	1,815,815
Total net realized gain (loss)		220,724,822
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	307,504,765
Total change in net unrealized appreciation (depreciation)		307,504,765
Net gain (loss)		528,229,587
Net increase (decrease) in net assets resulting from operations		$730,326,598
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$202,097,011	$194,269,432
Net realized gain (loss)	220,724,822	173,193,536
Change in net unrealized appreciation (depreciation)	307,504,765	31,535,205
Net increase (decrease) in net assets resulting from operations	730,326,598	398,998,173
Distributions to shareholders	(392,433,931)	(395,608,232)

Share transactions - net increase (decrease)	(379,944,261)	(598,372,398)
Total increase (decrease) in net assets	(42,051,594)	(594,982,457)

Net Assets
Beginning of period	6,702,986,914	7,297,969,371
End of period	$6,660,935,320	$6,702,986,914

Financial Highlights
Fidelity Freedom® Index 2020 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$16.00	$16.02	$14.86	$16.34	$16.54
Income from Investment Operations
Net investment income (loss) A,B	.50	.44	.40	.37	.28
Net realized and unrealized gain (loss)	1.30	.46	1.14	(1.43)	(.02)
Total from investment operations	1.80	.90	1.54	(1.06)	.26
Distributions from net investment income	(.52)	(.46)	(.38)	(.37)	(.26)
Distributions from net realized gain	(.49)	(.46)	-	(.05)	(.20)
Total distributions	(1.01)	(.92)	(.38)	(.42)	(.46)
Net asset value, end of period	$16.79	$16.00	$16.02	$14.86	$16.34
Total Return C	11.26%	5.78%	10.42%	(6.40)%	1.46%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.94%	2.74%	2.65%	2.54%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,289,145	$1,239,954	$1,349,032	$1,456,902	$1,825,354
Portfolio turnover rate F	16%	13%	14%	21%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$16.01	$14.84	$16.32	$16.54
Income from Investment Operations
Net investment income (loss) A,B	.50	.45	.41	.38	.29
Net realized and unrealized gain (loss)	1.31	.45	1.14	(1.44)	(.03)
Total from investment operations	1.81	.90	1.55	(1.06)	.26
Distributions from net investment income	(.52)	(.46)	(.38)	(.38)	(.28)
Distributions from net realized gain	(.49)	(.46)	-	(.05)	(.20)
Total distributions	(1.01)	(.93) C	(.38)	(.42) C	(.48)
Net asset value, end of period	$16.78	$15.98	$16.01	$14.84	$16.32
Total Return D	11.38%	5.76%	10.55%	(6.37)%	1.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.98%	2.78%	2.69%	2.58%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,833,615	$3,564,469	$4,227,718	$4,340,679	$5,076,226
Portfolio turnover rate G	16%	13%	14%	21%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$16.00	$14.84	$16.32	$16.54
Income from Investment Operations
Net investment income (loss) A,B	.51	.46	.41	.38	.29
Net realized and unrealized gain (loss)	1.30	.45	1.14	(1.43)	(.03)
Total from investment operations	1.81	.91	1.55	(1.05)	.26
Distributions from net investment income	(.53)	(.47)	(.39)	(.38)	(.28)
Distributions from net realized gain	(.49)	(.46)	-	(.05)	(.20)
Total distributions	(1.02)	(.93)	(.39)	(.43)	(.48)
Net asset value, end of period	$16.77	$15.98	$16.00	$14.84	$16.32
Total Return C	11.34%	5.86%	10.51%	(6.34)%	1.46%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	3.01%	2.81%	2.71%	2.60%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$981,205	$1,084,426	$1,721,219	$1,552,553	$1,551,607
Portfolio turnover rate F	16%	13%	14%	21%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$16.44
Income from Investment Operations
Net investment income (loss) B,C	.51	.14
Net realized and unrealized gain (loss)	1.30	.07
Total from investment operations	1.81	.21
Distributions from net investment income	(.53)	(.42)
Distributions from net realized gain	(.49)	(.26)
Total distributions	(1.02)	(.67) D
Net asset value, end of period	$16.77	$15.98
Total Return E,F	11.38%	1.33%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04%	.04% I
Expenses net of fee waivers, if any	.04%	.04% I
Expenses net of all reductions, if any	.04%	.04% I
Net investment income (loss)	3.01%	1.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,556,971	$814,138
Portfolio turnover rate J	16%	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 49.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	22,774,941	226,382,914
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	175,235,140	1,328,282,361
Fidelity Series Bond Index Fund (a)	499,943,059	4,529,484,117
Fidelity Series International Developed Markets Bond Index Fund (a)	88,452,614	749,193,641
Fidelity Series Long-Term Treasury Bond Index Fund (a)	91,733,776	488,941,024
TOTAL BOND FUNDS (Cost $8,121,230,206)		7,322,284,057

Domestic Equity Funds - 30.4%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,187,586,536)	212,970,503	4,538,401,429

International Equity Funds - 20.4%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,974,381,453)	163,530,040	3,044,929,354

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $39,510,914)	3,970,461	39,506,085

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,322,709,109)	14,945,120,925
NET OTHER ASSETS (LIABILITIES) - 0.0%	(748,266)
NET ASSETS - 100.0%	14,944,372,659

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	626,208	626,208	69	-	-	-	-	0.0%
Total	-	626,208	626,208	69	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	231,325,219	4,451,892	2,107,797	(29,577)	(460,836)	226,382,914	22,774,941
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,366,589,180	246,298,632	255,937,997	58,166,606	(31,407,519)	5,133,544	1,328,282,361	175,235,140
Fidelity Series Bond Index Fund	4,108,478,483	1,019,468,588	612,753,545	174,848,353	(17,008,572)	31,299,163	4,529,484,117	499,943,059
Fidelity Series Global ex U.S. Index Fund	2,895,222,391	410,757,394	920,182,069	93,039,104	176,388,461	482,743,177	3,044,929,354	163,530,040
Fidelity Series International Developed Markets Bond Index Fund	687,569,132	164,273,746	90,200,925	28,854,286	(2,538,983)	(9,909,329)	749,193,641	88,452,614
Fidelity Series Long-Term Treasury Bond Index Fund	560,857,039	88,448,778	143,378,157	21,277,256	(51,215,071)	34,228,435	488,941,024	91,733,776
Fidelity Series Total Market Index Fund	4,376,994,522	493,022,369	1,033,248,995	55,492,112	224,206,258	477,427,275	4,538,401,429	212,970,503
Fidelity Series Treasury Bill Index Fund	-	40,929,185	1,418,119	525,284	(152)	(4,829)	39,506,085	3,970,461
	13,995,710,747	2,694,523,911	3,061,571,699	434,310,798	298,394,845	1,020,456,600	14,945,120,925

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	7,322,284,057	7,322,284,057	-	-

Domestic Equity Funds	4,538,401,429	4,538,401,429	-	-

International Equity Funds	3,044,929,354	3,044,929,354	-	-

Short-Term Funds	39,506,085	39,506,085	-	-
Total Investments in Securities:	14,945,120,925	14,945,120,925	-	-
Fidelity Freedom® Index 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,322,709,109)	$14,945,120,925

Total Investment in Securities (cost $12,322,709,109)		$14,945,120,925
Receivable for investments sold		219,476,360
Receivable for fund shares sold		31,309,159
Total assets		15,195,906,444
Liabilities
Payable for investments purchased	$204,076,376
Payable for fund shares redeemed	46,715,938
Accrued management fee	741,471
Total liabilities		251,533,785
Net Assets		$14,944,372,659
Net Assets consist of:
Paid in capital		$12,378,549,327
Total accumulated earnings (loss)		2,565,823,332
Net Assets		$14,944,372,659

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,206,016,449 ÷ 109,367,972 shares)		$20.17
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($6,666,780,682 ÷ 330,592,476 shares)		$20.17
Premier Class :
Net Asset Value, offering price and redemption price per share ($2,349,625,352 ÷ 116,575,411 shares)		$20.16
Premier II Class :
Net Asset Value, offering price and redemption price per share ($3,721,950,176 ÷ 184,733,868 shares)		$20.15
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$429,777,266
Income from Fidelity Central Funds		69
Total income		429,777,335
Expenses
Management fee	$10,555,918
Independent trustees' fees and expenses	34,170
Total expenses before reductions	10,590,088
Expense reductions	(4)
Total expenses after reductions		10,590,084
Net Investment income (loss)		419,187,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	298,394,845
Capital gain distributions from underlying funds:
Affiliated issuers	4,533,532
Total net realized gain (loss)		302,928,377
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,020,456,600
Total change in net unrealized appreciation (depreciation)		1,020,456,600
Net gain (loss)		1,323,384,977
Net increase (decrease) in net assets resulting from operations		$1,742,572,228
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$419,187,251	$380,508,422
Net realized gain (loss)	302,928,377	275,123,623
Change in net unrealized appreciation (depreciation)	1,020,456,600	160,584,401
Net increase (decrease) in net assets resulting from operations	1,742,572,228	816,216,446
Distributions to shareholders	(726,774,707)	(471,799,849)

Share transactions - net increase (decrease)	(66,379,364)	(797,147,816)
Total increase (decrease) in net assets	949,418,157	(452,731,219)

Net Assets
Beginning of period	13,994,954,502	14,447,685,721
End of period	$14,944,372,659	$13,994,954,502

Financial Highlights
Fidelity Freedom® Index 2025 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.81	$18.37	$16.81	$18.48	$18.52
Income from Investment Operations
Net investment income (loss) A,B	.56	.50	.44	.40	.33
Net realized and unrealized gain (loss)	1.80	.57	1.54	(1.65)	.04
Total from investment operations	2.36	1.07	1.98	(1.25)	.37
Distributions from net investment income	(.57)	(.48)	(.42)	(.39)	(.30)
Distributions from net realized gain	(.43)	(.15)	-	(.03)	(.12)
Total distributions	(1.00)	(.63)	(.42)	(.42)	(.41) C
Net asset value, end of period	$20.17	$18.81	$18.37	$16.81	$18.48
Total Return D	12.60%	5.84%	11.88%	(6.65)%	1.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.79%	2.63%	2.57%	2.43%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,206,016	$1,977,231	$2,129,589	$2,192,387	$2,585,678
Portfolio turnover rate G	18%	15%	16%	18%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.80	$18.36	$16.81	$18.48	$18.53
Income from Investment Operations
Net investment income (loss) A,B	.57	.50	.45	.41	.34
Net realized and unrealized gain (loss)	1.81	.57	1.53	(1.65)	.04
Total from investment operations	2.38	1.07	1.98	(1.24)	.38
Distributions from net investment income	(.58)	(.48)	(.43)	(.40)	(.32)
Distributions from net realized gain	(.43)	(.15)	-	(.03)	(.12)
Total distributions	(1.01)	(.63)	(.43)	(.43)	(.43) C
Net asset value, end of period	$20.17	$18.80	$18.36	$16.81	$18.48
Total Return D	12.70%	5.88%	11.87%	(6.61)%	1.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.83%	2.67%	2.61%	2.47%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$6,666,781	$7,809,217	$8,737,620	$8,118,470	$8,419,298
Portfolio turnover rate G	18%	15%	16%	18%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.79	$18.35	$16.80	$18.47	$18.52
Income from Investment Operations
Net investment income (loss) A,B	.58	.51	.45	.41	.34
Net realized and unrealized gain (loss)	1.80	.57	1.53	(1.65)	.05
Total from investment operations	2.38	1.08	1.98	(1.24)	.39
Distributions from net investment income	(.58)	(.49)	(.43)	(.40)	(.32)
Distributions from net realized gain	(.43)	(.15)	-	(.03)	(.12)
Total distributions	(1.01)	(.64)	(.43)	(.43)	(.44)
Net asset value, end of period	$20.16	$18.79	$18.35	$16.80	$18.47
Total Return C	12.74%	5.92%	11.90%	(6.59)%	1.98%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.86%	2.69%	2.63%	2.49%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,349,625	$2,505,374	$3,580,476	$2,953,795	$2,610,862
Portfolio turnover rate F	18%	15%	16%	18%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$18.79	$19.18
Income from Investment Operations
Net investment income (loss) B,C	.58	.14
Net realized and unrealized gain (loss)	1.80	.08
Total from investment operations	2.38	.22
Distributions from net investment income	(.59)	(.46)
Distributions from net realized gain	(.43)	(.15)
Total distributions	(1.02)	(.61)
Net asset value, end of period	$20.15	$18.79
Total Return D,E	12.72%	1.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.04% H
Expenses net of fee waivers, if any	.04%	.04% H
Expenses net of all reductions, if any	.04%	.04% H
Net investment income (loss)	2.87%	1.28% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,721,950	$1,703,132
Portfolio turnover rate I	18%	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 42.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	8,773,641	87,209,989
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	218,559,052	1,656,677,612
Fidelity Series Bond Index Fund (a)	789,819,841	7,155,767,763
Fidelity Series International Developed Markets Bond Index Fund (a)	153,436,663	1,299,608,535
Fidelity Series Long-Term Treasury Bond Index Fund (a)	184,764,045	984,792,358
TOTAL BOND FUNDS (Cost $12,115,311,135)		11,184,056,257

Domestic Equity Funds - 34.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,662,499,794)	419,785,056	8,945,619,543

International Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,046,072,590)	322,392,713	6,002,952,324

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,823,883,519)	26,132,628,124
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,252,952)
NET ASSETS - 100.0%	26,131,375,172

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	741,179	741,179	87	-	-	-	-	0.0%
Total	-	741,179	741,179	87	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	87,935,250	617,917	710,718	(2,731)	(104,613)	87,209,989	8,773,641
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,248,896,403	536,039,048	95,675,716	61,158,199	(3,114,379)	(27,393,592)	1,656,677,612	218,559,052
Fidelity Series Bond Index Fund	5,919,902,255	1,826,793,454	608,250,096	263,011,487	(24,057,212)	41,379,362	7,155,767,763	789,819,841
Fidelity Series Global ex U.S. Index Fund	5,188,390,710	957,048,169	1,354,734,424	177,504,675	158,338,127	1,053,909,742	6,002,952,324	322,392,713
Fidelity Series International Developed Markets Bond Index Fund	1,087,117,693	325,005,482	90,961,428	47,582,108	(426,930)	(21,126,282)	1,299,608,535	153,436,663
Fidelity Series Long-Term Treasury Bond Index Fund	985,243,036	226,222,829	196,167,629	40,208,373	(43,730,626)	13,224,748	984,792,358	184,764,045
Fidelity Series Total Market Index Fund	7,848,006,349	1,222,399,620	1,389,464,819	104,522,085	120,241,048	1,144,437,345	8,945,619,543	419,785,056
	22,277,556,446	5,181,443,852	3,735,872,029	694,697,645	207,247,297	2,204,326,710	26,132,628,124

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	11,184,056,257	11,184,056,257	-	-

Domestic Equity Funds	8,945,619,543	8,945,619,543	-	-

International Equity Funds	6,002,952,324	6,002,952,324	-	-
Total Investments in Securities:	26,132,628,124	26,132,628,124	-	-
Fidelity Freedom® Index 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $20,823,883,519)	$26,132,628,124

Total Investment in Securities (cost $20,823,883,519)		$26,132,628,124
Cash		12
Receivable for investments sold		315,564,674
Receivable for fund shares sold		69,737,567
Other receivables		133,911
Total assets		26,518,064,288
Liabilities
Payable for investments purchased	$316,078,533
Payable for fund shares redeemed	69,224,220
Accrued management fee	1,252,452
Other payables and accrued expenses	133,911
Total liabilities		386,689,116
Net Assets		$26,131,375,172
Net Assets consist of:
Paid in capital		$20,945,274,168
Total accumulated earnings (loss)		5,186,101,004
Net Assets		$26,131,375,172

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,392,496,354 ÷ 151,354,422 shares)		$22.41
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($12,195,053,951 ÷ 544,279,754 shares)		$22.41
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,251,510,329 ÷ 189,818,505 shares)		$22.40
Premier II Class :
Net Asset Value, offering price and redemption price per share ($6,292,314,538 ÷ 281,096,834 shares)		$22.38
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$686,544,043
Income from Fidelity Central Funds		87
Total income		686,544,130
Expenses
Management fee	$17,448,008
Independent trustees' fees and expenses	56,505
Total expenses before reductions	17,504,513
Expense reductions	(12)
Total expenses after reductions		17,504,501
Net Investment income (loss)		669,039,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	207,247,297
Capital gain distributions from underlying funds:
Affiliated issuers	8,153,602
Total net realized gain (loss)		215,400,899
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,204,326,710
Total change in net unrealized appreciation (depreciation)		2,204,326,710
Net gain (loss)		2,419,727,609
Net increase (decrease) in net assets resulting from operations		$3,088,767,238
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$669,039,629	$558,041,434
Net realized gain (loss)	215,400,899	134,834,523
Change in net unrealized appreciation (depreciation)	2,204,326,710	539,985,374
Net increase (decrease) in net assets resulting from operations	3,088,767,238	1,232,861,331
Distributions to shareholders	(844,959,320)	(584,339,662)

Share transactions - net increase (decrease)	1,611,181,849	771,308,891
Total increase (decrease) in net assets	3,854,989,767	1,419,830,560

Net Assets
Beginning of period	22,276,385,405	20,856,554,845
End of period	$26,131,375,172	$22,276,385,405

Financial Highlights
Fidelity Freedom® Index 2030 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$20.36	$19.73	$17.79	$19.51	$19.45
Income from Investment Operations
Net investment income (loss) A,B	.59	.52	.46	.39	.35
Net realized and unrealized gain (loss)	2.22	.65	1.91	(1.71)	.15
Total from investment operations	2.81	1.17	2.37	(1.32)	.50
Distributions from net investment income	(.58)	(.49)	(.43)	(.37)	(.32)
Distributions from net realized gain	(.17)	(.05)	-	(.03)	(.12)
Total distributions	(.76) C	(.54)	(.43)	(.40)	(.44)
Net asset value, end of period	$22.41	$20.36	$19.73	$17.79	$19.51
Total Return D	13.80%	5.95%	13.42%	(6.65)%	2.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.67%	2.54%	2.50%	2.24%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,392,496	$2,788,767	$2,713,477	$2,500,987	$2,775,100
Portfolio turnover rate G	15%	14%	12%	15%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$20.35	$19.72	$17.79	$19.51	$19.45
Income from Investment Operations
Net investment income (loss) A,B	.60	.53	.47	.40	.36
Net realized and unrealized gain (loss)	2.22	.65	1.90	(1.71)	.16
Total from investment operations	2.82	1.18	2.37	(1.31)	.52
Distributions from net investment income	(.59)	(.50)	(.44)	(.38)	(.34)
Distributions from net realized gain	(.17)	(.05)	-	(.03)	(.12)
Total distributions	(.76)	(.55)	(.44)	(.41)	(.46)
Net asset value, end of period	$22.41	$20.35	$19.72	$17.79	$19.51
Total Return C	13.89%	5.99%	13.41%	(6.60)%	2.57%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.71%	2.58%	2.54%	2.28%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$12,195,054	$12,991,101	$13,110,035	$11,271,364	$10,927,825
Portfolio turnover rate F	15%	14%	12%	15%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$20.34	$19.71	$17.78	$19.50	$19.45
Income from Investment Operations
Net investment income (loss) A,B	.61	.53	.47	.40	.36
Net realized and unrealized gain (loss)	2.22	.65	1.90	(1.70)	.16
Total from investment operations	2.83	1.18	2.37	(1.30)	.52
Distributions from net investment income	(.60)	(.50)	(.44)	(.39)	(.34)
Distributions from net realized gain	(.17)	(.05)	-	(.03)	(.12)
Total distributions	(.77)	(.55)	(.44)	(.42)	(.47) C
Net asset value, end of period	$22.40	$20.34	$19.71	$17.78	$19.50
Total Return D	13.92%	6.03%	13.45%	(6.59)%	2.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.74%	2.61%	2.56%	2.30%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$4,251,510	$4,107,180	$5,033,043	$3,697,423	$3,153,635
Portfolio turnover rate G	15%	14%	12%	15%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.33	$20.61
Income from Investment Operations
Net investment income (loss) B,C	.61	.14
Net realized and unrealized gain (loss)	2.21	.10
Total from investment operations	2.82	.24
Distributions from net investment income	(.60)	(.47)
Distributions from net realized gain	(.17)	(.05)
Total distributions	(.77)	(.52)
Net asset value, end of period	$22.38	$20.33
Total Return D,E	13.91%	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.04% H
Expenses net of fee waivers, if any	.04%	.04% H
Expenses net of all reductions, if any	.04%	.04% H
Net investment income (loss)	2.75%	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,292,315	$2,389,338
Portfolio turnover rate I	15%	14%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 34.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	92,939,432	704,480,897
Fidelity Series Bond Index Fund (a)	759,905,526	6,884,744,068
Fidelity Series International Developed Markets Bond Index Fund (a)	164,953,405	1,397,155,342
Fidelity Series Long-Term Treasury Bond Index Fund (a)	229,151,444	1,221,377,196
TOTAL BOND FUNDS (Cost $10,763,179,711)		10,207,757,503

Domestic Equity Funds - 39.0%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,518,466,359)	537,134,761	11,446,341,755

International Equity Funds - 26.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,395,814,599)	412,093,021	7,673,172,049

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,677,460,669)	29,327,271,307
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,343,183)
NET ASSETS - 100.0%	29,325,928,124

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,165,273	1,165,273	128	-	-	-	-	0.0%
Total	-	1,165,273	1,165,273	128	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	327,453,769	404,742,549	15,063,288	21,297,701	(74,477)	(12,145,220)	704,480,897	92,939,432
Fidelity Series Bond Index Fund	5,014,332,391	2,301,634,893	444,527,426	240,142,438	(21,579,767)	34,883,977	6,884,744,068	759,905,526
Fidelity Series Global ex U.S. Index Fund	6,260,544,834	1,443,972,509	1,527,465,069	223,849,540	125,934,494	1,370,185,281	7,673,172,049	412,093,021
Fidelity Series International Developed Markets Bond Index Fund	1,024,618,790	465,297,008	68,950,922	48,629,376	(1,192,617)	(22,616,917)	1,397,155,342	164,953,405
Fidelity Series Long-Term Treasury Bond Index Fund	1,123,490,580	328,579,835	194,769,789	48,047,888	(26,613,247)	(9,310,183)	1,221,377,196	229,151,444
Fidelity Series Total Market Index Fund	9,468,972,035	1,868,408,125	1,438,285,642	130,634,831	58,181,118	1,489,066,119	11,446,341,755	537,134,761
	23,219,412,399	6,812,634,919	3,689,062,136	712,601,774	134,655,504	2,850,063,057	29,327,271,307

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	10,207,757,503	10,207,757,503	-	-

Domestic Equity Funds	11,446,341,755	11,446,341,755	-	-

International Equity Funds	7,673,172,049	7,673,172,049	-	-
Total Investments in Securities:	29,327,271,307	29,327,271,307	-	-
Fidelity Freedom® Index 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $22,677,460,669)	$29,327,271,307

Total Investment in Securities (cost $22,677,460,669)		$29,327,271,307
Receivable for investments sold		311,573,676
Receivable for fund shares sold		102,139,561
Other receivables		71,376
Total assets		29,741,055,920
Liabilities
Payable for investments purchased	$344,328,513
Payable for fund shares redeemed	69,390,419
Accrued management fee	1,337,488
Other payables and accrued expenses	71,376
Total liabilities		415,127,796
Net Assets		$29,325,928,124
Net Assets consist of:
Paid in capital		$22,786,464,534
Total accumulated earnings (loss)		6,539,463,590
Net Assets		$29,325,928,124

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,735,026,480 ÷ 141,793,281 shares)		$26.34
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,271,837,007 ÷ 503,942,420 shares)		$26.34
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,752,699,646 ÷ 180,449,312 shares)		$26.34
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,566,364,991 ÷ 287,506,586 shares)		$26.32
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$702,741,274
Income from Fidelity Central Funds		128
Total income		702,741,402
Expenses
Management fee	$18,738,365
Independent trustees' fees and expenses	61,140
Total expenses before reductions	18,799,505
Expense reductions	(4)
Total expenses after reductions		18,799,501
Net Investment income (loss)		683,941,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	134,655,504
Capital gain distributions from underlying funds:
Affiliated issuers	9,860,500
Total net realized gain (loss)		144,516,004
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,850,063,057
Total change in net unrealized appreciation (depreciation)		2,850,063,057
Net gain (loss)		2,994,579,061
Net increase (decrease) in net assets resulting from operations		$3,678,520,962
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$683,941,901	$535,558,120
Net realized gain (loss)	144,516,004	107,639,287
Change in net unrealized appreciation (depreciation)	2,850,063,057	654,001,705
Net increase (decrease) in net assets resulting from operations	3,678,520,962	1,297,199,112
Distributions to shareholders	(777,035,062)	(567,490,591)

Share transactions - net increase (decrease)	3,206,224,033	1,730,315,880
Total increase (decrease) in net assets	6,107,709,933	2,460,024,401

Net Assets
Beginning of period	23,218,218,191	20,758,193,790
End of period	$29,325,928,124	$23,218,218,191

Financial Highlights
Fidelity Freedom® Index 2035 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$23.45	$22.64	$19.91	$21.83	$21.45
Income from Investment Operations
Net investment income (loss) A,B	.65	.56	.49	.38	.39
Net realized and unrealized gain (loss)	2.98	.83	2.69	(1.92)	.44
Total from investment operations	3.63	1.39	3.18	(1.54)	.83
Distributions from net investment income	(.63)	(.54)	(.45)	(.36)	(.34)
Distributions from net realized gain	(.11)	(.05)	-	(.02)	(.11)
Total distributions	(.74)	(.58) C	(.45)	(.38)	(.45)
Net asset value, end of period	$26.34	$23.45	$22.64	$19.91	$21.83
Total Return D	15.50%	6.18%	16.10%	(6.95)%	3.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.50%	2.38%	2.35%	1.97%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,735,026	$2,860,769	$2,557,710	$2,052,573	$2,174,422
Portfolio turnover rate G	14%	15%	12%	13%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$23.44	$22.63	$19.91	$21.83	$21.46
Income from Investment Operations
Net investment income (loss) A,B	.66	.57	.50	.39	.40
Net realized and unrealized gain (loss)	2.99	.83	2.68	(1.92)	.44
Total from investment operations	3.65	1.40	3.18	(1.53)	.84
Distributions from net investment income	(.63)	(.55)	(.46)	(.37)	(.37)
Distributions from net realized gain	(.11)	(.05)	-	(.02)	(.11)
Total distributions	(.75) C	(.59) C	(.46)	(.39)	(.47) C
Net asset value, end of period	$26.34	$23.44	$22.63	$19.91	$21.83
Total Return D	15.58%	6.22%	16.09%	(6.91)%	3.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.54%	2.42%	2.39%	2.01%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$13,271,837	$13,201,579	$12,741,172	$10,184,661	$9,501,029
Portfolio turnover rate G	14%	15%	12%	13%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$23.44	$22.63	$19.91	$21.82	$21.46
Income from Investment Operations
Net investment income (loss) A,B	.66	.58	.50	.39	.40
Net realized and unrealized gain (loss)	2.99	.83	2.68	(1.91)	.44
Total from investment operations	3.65	1.41	3.18	(1.52)	.84
Distributions from net investment income	(.64)	(.55)	(.46)	(.38)	(.37)
Distributions from net realized gain	(.11)	(.05)	-	(.02)	(.11)
Total distributions	(.75)	(.60)	(.46)	(.39) C	(.48)
Net asset value, end of period	$26.34	$23.44	$22.63	$19.91	$21.82
Total Return D	15.61%	6.25%	16.12%	(6.85)%	3.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.57%	2.45%	2.41%	2.03%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,752,700	$4,460,581	$5,459,312	$3,806,916	$3,083,204
Portfolio turnover rate G	14%	15%	12%	13%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.43	$23.67
Income from Investment Operations
Net investment income (loss) B,C	.67	.14
Net realized and unrealized gain (loss)	2.98	.17
Total from investment operations	3.65	.31
Distributions from net investment income	(.65)	(.51)
Distributions from net realized gain	(.11)	(.04)
Total distributions	(.76)	(.55)
Net asset value, end of period	$26.32	$23.43
Total Return D,E	15.60%	1.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.04% H
Expenses net of fee waivers, if any	.04%	.04% H
Expenses net of all reductions, if any	.04%	.04% H
Net investment income (loss)	2.58%	1.04% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,566,365	$2,695,289
Portfolio turnover rate I	14%	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 20.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	415,735,229	3,766,561,177
Fidelity Series International Developed Markets Bond Index Fund (a)	106,529,819	902,307,567
Fidelity Series Long-Term Treasury Bond Index Fund (a)	266,881,625	1,422,479,061
TOTAL BOND FUNDS (Cost $6,449,255,334)		6,091,347,805

Domestic Equity Funds - 47.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $8,626,761,988)	685,600,509	14,610,146,857

International Equity Funds - 32.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,963,526,120)	525,979,747	9,793,742,890

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,039,543,442)	30,495,237,552
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,305,570)
NET ASSETS - 100.0%	30,493,931,982

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	446,676	446,676	49	-	-	-	-	0.0%
Total	-	446,676	446,676	49	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	2,438,152,337	1,551,724,290	227,890,439	124,538,814	(13,196,444)	17,771,433	3,766,561,177	415,735,229
Fidelity Series Global ex U.S. Index Fund	7,764,123,188	1,825,825,774	1,679,435,082	285,969,231	122,154,355	1,761,074,655	9,793,742,890	525,979,747
Fidelity Series International Developed Markets Bond Index Fund	558,164,511	392,461,711	32,918,392	28,676,156	(1,292,829)	(14,107,434)	902,307,567	106,529,819
Fidelity Series Long-Term Treasury Bond Index Fund	1,176,780,791	443,921,859	157,814,297	52,689,578	(14,368,242)	(26,041,050)	1,422,479,061	266,881,625
Fidelity Series Total Market Index Fund	11,743,912,289	2,439,795,736	1,505,309,969	165,901,943	23,784,417	1,907,964,384	14,610,146,857	685,600,509
	23,681,133,116	6,653,729,370	3,603,368,179	657,775,722	117,081,257	3,646,661,988	30,495,237,552

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,091,347,805	6,091,347,805	-	-

Domestic Equity Funds	14,610,146,857	14,610,146,857	-	-

International Equity Funds	9,793,742,890	9,793,742,890	-	-
Total Investments in Securities:	30,495,237,552	30,495,237,552	-	-
Fidelity Freedom® Index 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $22,039,543,442)	$30,495,237,552

Total Investment in Securities (cost $22,039,543,442)		$30,495,237,552
Cash		1
Receivable for investments sold		302,540,475
Receivable for fund shares sold		122,508,118
Other receivables		73,687
Total assets		30,920,359,833
Liabilities
Payable for investments purchased	$341,143,162
Payable for fund shares redeemed	83,909,482
Accrued management fee	1,301,520
Other payables and accrued expenses	73,687
Total liabilities		426,427,851
Net Assets		$30,493,931,982
Net Assets consist of:
Paid in capital		$22,142,521,538
Total accumulated earnings (loss)		8,351,410,444
Net Assets		$30,493,931,982

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,593,531,022 ÷ 126,231,693 shares)		$28.47
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($14,340,581,630 ÷ 504,096,205 shares)		$28.45
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,915,948,958 ÷ 172,866,203 shares)		$28.44
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,643,870,372 ÷ 268,773,576 shares)		$28.44
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$645,555,091
Income from Fidelity Central Funds		49
Total income		645,555,140
Expenses
Management fee	$19,212,965
Independent trustees' fees and expenses	63,322
Total expenses before reductions	19,276,287
Expense reductions	(3)
Total expenses after reductions		19,276,284
Net Investment income (loss)		626,278,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	117,081,257
Capital gain distributions from underlying funds:
Affiliated issuers	12,220,631
Total net realized gain (loss)		129,301,888
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,646,661,988
Total change in net unrealized appreciation (depreciation)		3,646,661,988
Net gain (loss)		3,775,963,876
Net increase (decrease) in net assets resulting from operations		$4,402,242,732
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$626,278,856	$493,936,196
Net realized gain (loss)	129,301,888	88,610,667
Change in net unrealized appreciation (depreciation)	3,646,661,988	802,925,662
Net increase (decrease) in net assets resulting from operations	4,402,242,732	1,385,472,525
Distributions to shareholders	(691,701,519)	(512,085,631)

Share transactions - net increase (decrease)	3,103,375,584	1,779,212,699
Total increase (decrease) in net assets	6,813,916,797	2,652,599,593

Net Assets
Beginning of period	23,680,015,185	21,027,415,592
End of period	$30,493,931,982	$23,680,015,185

Financial Highlights
Fidelity Freedom® Index 2040 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$24.65	$23.65	$20.28	$22.30	$21.68
Income from Investment Operations
Net investment income (loss) A,B	.61	.53	.47	.39	.40
Net realized and unrealized gain (loss)	3.89	1.01	3.34	(2.01)	.69
Total from investment operations	4.50	1.54	3.81	(1.62)	1.09
Distributions from net investment income	(.59)	(.52)	(.44)	(.37)	(.36)
Distributions from net realized gain	(.08)	(.03)	-	(.02)	(.10)
Total distributions	(.68) C	(.54) C	(.44)	(.40) C	(.47) C
Net asset value, end of period	$28.47	$24.65	$23.65	$20.28	$22.30
Total Return D	18.25%	6.53%	18.91%	(7.18)%	4.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.20%	2.15%	2.19%	1.96%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,593,531	$2,583,471	$2,249,083	$1,759,546	$1,823,668
Portfolio turnover rate G	13%	13%	10%	12%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$23.63	$20.26	$22.28	$21.68
Income from Investment Operations
Net investment income (loss) A,B	.62	.54	.48	.39	.41
Net realized and unrealized gain (loss)	3.89	1.01	3.34	(2.01)	.68
Total from investment operations	4.51	1.55	3.82	(1.62)	1.09
Distributions from net investment income	(.60)	(.52)	(.45)	(.38)	(.38)
Distributions from net realized gain	(.08)	(.03)	-	(.02)	(.11)
Total distributions	(.69) C	(.55)	(.45)	(.40)	(.49)
Net asset value, end of period	$28.45	$24.63	$23.63	$20.26	$22.28
Total Return D	18.30%	6.57%	18.97%	(7.15)%	4.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.24%	2.19%	2.23%	2.00%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$14,340,582	$13,806,329	$13,173,146	$10,285,592	$9,622,454
Portfolio turnover rate G	13%	13%	10%	12%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$24.62	$23.62	$20.25	$22.27	$21.67
Income from Investment Operations
Net investment income (loss) A,B	.63	.55	.48	.40	.41
Net realized and unrealized gain (loss)	3.88	1.01	3.34	(2.01)	.69
Total from investment operations	4.51	1.56	3.82	(1.61)	1.10
Distributions from net investment income	(.61)	(.53)	(.45)	(.39)	(.39)
Distributions from net realized gain	(.08)	(.03)	-	(.02)	(.11)
Total distributions	(.69)	(.56)	(.45)	(.41)	(.50)
Net asset value, end of period	$28.44	$24.62	$23.62	$20.25	$22.27
Total Return C	18.34%	6.60%	19.01%	(7.13)%	4.94%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.27%	2.21%	2.25%	2.02%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$4,915,949	$4,726,267	$5,605,187	$3,774,956	$3,048,126
Portfolio turnover rate F	13%	13%	10%	12%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$24.80
Income from Investment Operations
Net investment income (loss) B,C	.64	.09
Net realized and unrealized gain (loss)	3.87	.27
Total from investment operations	4.51	.36
Distributions from net investment income	(.62)	(.51)
Distributions from net realized gain	(.08)	(.02)
Total distributions	(.70)	(.53)
Net asset value, end of period	$28.44	$24.63
Total Return D,E	18.32%	1.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.04% H
Expenses net of fee waivers, if any	.04%	.04% H
Expenses net of all reductions, if any	.04%	.04% H
Net investment income (loss)	2.28%	.62% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,643,870	$2,563,948
Portfolio turnover rate I	13%	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	124,036,698	1,123,772,485
Fidelity Series International Developed Markets Bond Index Fund (a)	45,651,129	386,665,061
Fidelity Series Long-Term Treasury Bond Index Fund (a)	251,204,211	1,338,918,444
TOTAL BOND FUNDS (Cost $3,134,374,872)		2,849,355,990

Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $9,623,041,612)	706,240,124	15,049,977,035

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $7,354,955,830)	541,627,265	10,085,099,680

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,112,372,314)	27,984,432,705
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,127,886)
NET ASSETS - 100.0%	27,983,304,819

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	614,214	614,214	67	-	-	-	-	0.0%
Total	-	614,214	614,214	67	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	834,201,495	361,798,161	74,758,208	39,688,170	(4,612,490)	7,143,527	1,123,772,485	124,036,698
Fidelity Series Global ex U.S. Index Fund	7,518,420,645	2,114,311,280	1,411,306,736	290,505,400	67,724,997	1,795,949,494	10,085,099,680	541,627,265
Fidelity Series International Developed Markets Bond Index Fund	209,963,518	190,753,124	7,823,633	10,750,675	(486)	(6,227,462)	386,665,061	45,651,129
Fidelity Series Long-Term Treasury Bond Index Fund	1,041,757,072	454,510,099	120,754,189	47,977,263	(8,603,893)	(27,990,645)	1,338,918,444	251,204,211
Fidelity Series Total Market Index Fund	11,377,252,573	2,940,642,148	1,152,341,727	167,064,088	2,445,067	1,881,978,974	15,049,977,035	706,240,124
	20,981,595,303	6,062,014,812	2,766,984,493	555,985,596	56,953,195	3,650,853,888	27,984,432,705

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,849,355,990	2,849,355,990	-	-

Domestic Equity Funds	15,049,977,035	15,049,977,035	-	-

International Equity Funds	10,085,099,680	10,085,099,680	-	-
Total Investments in Securities:	27,984,432,705	27,984,432,705	-	-
Fidelity Freedom® Index 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $20,112,372,314)	$27,984,432,705

Total Investment in Securities (cost $20,112,372,314)		$27,984,432,705
Receivable for investments sold		256,501,445
Receivable for fund shares sold		129,207,387
Other receivables		32,573
Total assets		28,370,174,110
Liabilities
Payable for investments purchased	$323,214,607
Payable for fund shares redeemed	62,506,985
Accrued management fee	1,115,126
Other payables and accrued expenses	32,573
Total liabilities		386,869,291
Net Assets		$27,983,304,819
Net Assets consist of:
Paid in capital		$20,281,659,563
Total accumulated earnings (loss)		7,701,645,256
Net Assets		$27,983,304,819

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,000,990,957 ÷ 98,795,087 shares)		$30.38
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($12,917,210,523 ÷ 425,300,986 shares)		$30.37
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,471,426,469 ÷ 147,233,246 shares)		$30.37
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,593,676,870 ÷ 250,199,848 shares)		$30.35
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$544,136,581
Income from Fidelity Central Funds		67
Total income		544,136,648
Expenses
Management fee	$17,057,598
Independent trustees' fees and expenses	57,178
Total expenses before reductions	17,114,776
Expense reductions	(29)
Total expenses after reductions		17,114,747
Net Investment income (loss)		527,021,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	56,953,195
Capital gain distributions from underlying funds:
Affiliated issuers	11,849,015
Total net realized gain (loss)		68,802,210
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,650,853,888
Total change in net unrealized appreciation (depreciation)		3,650,853,888
Net gain (loss)		3,719,656,098
Net increase (decrease) in net assets resulting from operations		$4,246,677,999
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$527,021,901	$416,058,049
Net realized gain (loss)	68,802,210	8,758,891
Change in net unrealized appreciation (depreciation)	3,650,853,888	804,339,733
Net increase (decrease) in net assets resulting from operations	4,246,677,999	1,229,156,673
Distributions to shareholders	(549,357,791)	(415,076,209)

Share transactions - net increase (decrease)	3,305,351,183	1,869,769,887
Total increase (decrease) in net assets	7,002,671,391	2,683,850,351

Net Assets
Beginning of period	20,980,633,428	18,296,783,077
End of period	$27,983,304,819	$20,980,633,428

Financial Highlights
Fidelity Freedom® Index 2045 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$24.77	$21.07	$23.14	$22.49
Income from Investment Operations
Net investment income (loss) A,B	.60	.53	.48	.40	.42
Net realized and unrealized gain (loss)	4.53	1.10	3.67	(2.07)	.70
Total from investment operations	5.13	1.63	4.15	(1.67)	1.12
Distributions from net investment income	(.59)	(.52)	(.45)	(.39)	(.37)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.10)
Total distributions	(.63) C	(.52) C	(.45)	(.40)	(.47)
Net asset value, end of period	$30.38	$25.88	$24.77	$21.07	$23.14
Total Return D	19.78%	6.58%	19.85%	(7.11)%	4.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.04%	2.05%	2.15%	1.97%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,000,991	$2,101,688	$1,773,680	$1,338,764	$1,355,157
Portfolio turnover rate G	11%	13%	8%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$24.76	$21.06	$23.14	$22.50
Income from Investment Operations
Net investment income (loss) A,B	.61	.54	.49	.41	.43
Net realized and unrealized gain (loss)	4.52	1.11	3.67	(2.08)	.71
Total from investment operations	5.13	1.65	4.16	(1.67)	1.14
Distributions from net investment income	(.60)	(.52)	(.46)	(.40)	(.40)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.10)
Total distributions	(.64) C	(.53)	(.46)	(.41)	(.50)
Net asset value, end of period	$30.37	$25.88	$24.76	$21.06	$23.14
Total Return D	19.78%	6.66%	19.90%	(7.10)%	4.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.08%	2.09%	2.19%	2.01%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$12,917,211	$12,072,719	$11,319,156	$8,572,583	$7,627,068
Portfolio turnover rate G	11%	13%	8%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.87	$24.75	$21.06	$23.13	$22.50
Income from Investment Operations
Net investment income (loss) A,B	.62	.55	.49	.41	.43
Net realized and unrealized gain (loss)	4.52	1.11	3.66	(2.07)	.70
Total from investment operations	5.14	1.66	4.15	(1.66)	1.13
Distributions from net investment income	(.61)	(.53)	(.46)	(.40)	(.40)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.10)
Total distributions	(.64)	(.54)	(.46)	(.41)	(.50)
Net asset value, end of period	$30.37	$25.87	$24.75	$21.06	$23.13
Total Return C	19.85%	6.69%	19.88%	(7.05)%	4.93%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.11%	2.12%	2.21%	2.03%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,471,426	$4,403,387	$5,203,947	$3,367,586	$2,647,519
Portfolio turnover rate F	11%	13%	8%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.86	$26.02
Income from Investment Operations
Net investment income (loss) B,C	.63	.06
Net realized and unrealized gain (loss)	4.51	.31
Total from investment operations	5.14	.37
Distributions from net investment income	(.62)	(.53)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.65)	(.53) D
Net asset value, end of period	$30.35	$25.86
Total Return E,F	19.86%	1.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04%	.04% I
Expenses net of fee waivers, if any	.04%	.04% I
Expenses net of all reductions, if any	.04%	.04% I
Net investment income (loss)	2.12%	.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,593,677	$2,402,840
Portfolio turnover rate J	11%	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 8.7%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	77,906,522	705,833,088
Fidelity Series International Developed Markets Bond Index Fund (a)	35,354,105	299,449,272
Fidelity Series Long-Term Treasury Bond Index Fund (a)	248,079,948	1,322,266,120
TOTAL BOND FUNDS (Cost $2,564,138,788)		2,327,548,480

Domestic Equity Funds - 54.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $9,517,923,230)	687,516,107	14,650,968,251

International Equity Funds - 36.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $7,190,828,778)	527,388,542	9,819,974,644

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,272,890,796)	26,798,491,375
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,066,313)
NET ASSETS - 100.0%	26,797,425,062

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	476,483	476,483	52	-	-	-	-	0.0%
Total	-	476,483	476,483	52	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	800,835,117	241,269,902	342,675,967	34,618,666	(27,025,273)	33,429,309	705,833,088	77,906,522
Fidelity Series Global ex U.S. Index Fund	7,217,705,353	2,126,210,309	1,312,410,215	280,532,476	55,084,531	1,733,384,666	9,819,974,644	527,388,542
Fidelity Series International Developed Markets Bond Index Fund	201,566,076	110,616,533	7,706,764	9,829,280	(7,079)	(5,019,494)	299,449,272	35,354,105
Fidelity Series Long-Term Treasury Bond Index Fund	1,000,088,481	462,199,972	104,264,881	46,396,425	(5,191,754)	(30,565,698)	1,322,266,120	248,079,948
Fidelity Series Total Market Index Fund	10,922,240,137	2,983,918,289	1,057,123,923	161,179,452	1,325,574	1,800,608,174	14,650,968,251	687,516,107
	20,142,435,164	5,924,215,005	2,824,181,750	532,556,299	24,185,999	3,531,836,957	26,798,491,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,327,548,480	2,327,548,480	-	-

Domestic Equity Funds	14,650,968,251	14,650,968,251	-	-

International Equity Funds	9,819,974,644	9,819,974,644	-	-
Total Investments in Securities:	26,798,491,375	26,798,491,375	-	-
Fidelity Freedom® Index 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $19,272,890,796)	$26,798,491,375

Total Investment in Securities (cost $19,272,890,796)		$26,798,491,375
Cash		52
Receivable for investments sold		262,633,451
Receivable for fund shares sold		132,708,307
Total assets		27,193,833,185
Liabilities
Payable for investments purchased	$338,772,598
Payable for fund shares redeemed	56,571,891
Accrued management fee	1,063,634
Total liabilities		396,408,123
Net Assets		$26,797,425,062
Net Assets consist of:
Paid in capital		$19,454,260,149
Total accumulated earnings (loss)		7,343,164,913
Net Assets		$26,797,425,062

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,722,443,164 ÷ 89,386,227 shares)		$30.46
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($12,666,420,201 ÷ 416,171,878 shares)		$30.44
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,192,038,507 ÷ 137,747,965 shares)		$30.43
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,216,523,190 ÷ 237,228,161 shares)		$30.42
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$521,185,327
Income from Fidelity Central Funds		52
Total income		521,185,379
Expenses
Management fee	$16,399,309
Independent trustees' fees and expenses	54,914
Total expenses before reductions	16,454,223
Expense reductions	(2)
Total expenses after reductions		16,454,221
Net Investment income (loss)		504,731,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	24,185,999
Capital gain distributions from underlying funds:
Affiliated issuers	11,370,972
Total net realized gain (loss)		35,556,971
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,531,836,957
Total change in net unrealized appreciation (depreciation)		3,531,836,957
Net gain (loss)		3,567,393,928
Net increase (decrease) in net assets resulting from operations		$4,072,125,086
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$504,731,158	$398,001,703
Net realized gain (loss)	35,556,971	(11,155,377)
Change in net unrealized appreciation (depreciation)	3,531,836,957	782,712,976
Net increase (decrease) in net assets resulting from operations	4,072,125,086	1,169,559,302
Distributions to shareholders	(513,730,089)	(396,285,814)

Share transactions - net increase (decrease)	3,097,506,557	2,037,124,271
Total increase (decrease) in net assets	6,655,901,554	2,810,397,759

Net Assets
Beginning of period	20,141,523,508	17,331,125,749
End of period	$26,797,425,062	$20,141,523,508

Financial Highlights
Fidelity Freedom® Index 2050 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.94	$24.82	$21.11	$23.19	$22.54
Income from Investment Operations
Net investment income (loss) A,B	.60	.54	.48	.40	.42
Net realized and unrealized gain (loss)	4.53	1.10	3.68	(2.08)	.71
Total from investment operations	5.13	1.64	4.16	(1.68)	1.13
Distributions from net investment income	(.60)	(.52)	(.45)	(.39)	(.37)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(.10)
Total distributions	(.61)	(.52) C	(.45)	(.40)	(.48) C
Net asset value, end of period	$30.46	$25.94	$24.82	$21.11	$23.19
Total Return D	19.75%	6.60%	19.85%	(7.14)%	4.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.03%	2.06%	2.15%	1.97%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,722,443	$1,949,451	$1,638,555	$1,217,159	$1,179,926
Portfolio turnover rate G	12%	12%	7%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.92	$24.80	$21.09	$23.17	$22.54
Income from Investment Operations
Net investment income (loss) A,B	.61	.55	.49	.41	.42
Net realized and unrealized gain (loss)	4.53	1.10	3.68	(2.08)	.72
Total from investment operations	5.14	1.65	4.17	(1.67)	1.14
Distributions from net investment income	(.61)	(.52)	(.46)	(.40)	(.40)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(.11)
Total distributions	(.62)	(.53)	(.46)	(.41)	(.51)
Net asset value, end of period	$30.44	$25.92	$24.80	$21.09	$23.17
Total Return C	19.80%	6.64%	19.92%	(7.11)%	4.93%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.07%	2.10%	2.19%	2.01%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$12,666,420	$11,774,929	$10,849,977	$8,045,136	$6,949,488
Portfolio turnover rate F	12%	12%	7%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.92	$24.80	$21.09	$23.17	$22.54
Income from Investment Operations
Net investment income (loss) A,B	.62	.55	.49	.42	.43
Net realized and unrealized gain (loss)	4.52	1.11	3.68	(2.09)	.71
Total from investment operations	5.14	1.66	4.17	(1.67)	1.14
Distributions from net investment income	(.61)	(.53)	(.46)	(.40)	(.40)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(.11)
Total distributions	(.63) C	(.54)	(.46)	(.41)	(.51)
Net asset value, end of period	$30.43	$25.92	$24.80	$21.09	$23.17
Total Return D	19.79%	6.67%	19.94%	(7.09)%	4.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.10%	2.12%	2.21%	2.03%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$4,192,039	$4,365,434	$4,842,594	$3,072,883	$2,292,324
Portfolio turnover rate G	12%	12%	7%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.92	$26.07
Income from Investment Operations
Net investment income (loss) B,C	.63	.06
Net realized and unrealized gain (loss)	4.51	.32
Total from investment operations	5.14	.38
Distributions from net investment income	(.62)	(.53)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.64) D	(.53) D
Net asset value, end of period	$30.42	$25.92
Total Return E,F	19.79%	1.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04%	.04% I
Expenses net of fee waivers, if any	.04%	.04% I
Expenses net of all reductions, if any	.04%	.04% I
Net investment income (loss)	2.11%	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,216,523	$2,051,709
Portfolio turnover rate J	12%	12%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	40,452,295	366,497,788
Fidelity Series International Developed Markets Bond Index Fund (a)	12,830,399	108,673,476
Fidelity Series Long-Term Treasury Bond Index Fund (a)	191,659,559	1,021,545,451
TOTAL BOND FUNDS (Cost $1,629,970,695)		1,496,716,715

Domestic Equity Funds - 55.6%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,947,802,418)	538,633,699	11,478,284,125

International Equity Funds - 37.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,773,085,282)	413,107,727	7,692,065,878

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,350,858,395)	20,667,066,718
NET OTHER ASSETS (LIABILITIES) - 0.0%	(833,969)
NET ASSETS - 100.0%	20,666,232,749

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	146,318	146,318	16	-	-	-	-	0.0%
Total	-	146,318	146,318	16	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	595,497,726	195,847,782	431,581,319	24,545,443	(25,648,801)	32,382,400	366,497,788	40,452,295
Fidelity Series Global ex U.S. Index Fund	5,367,091,607	1,931,008,724	952,591,294	215,945,133	30,659,877	1,315,896,964	7,692,065,878	413,107,727
Fidelity Series International Developed Markets Bond Index Fund	149,885,188	48,023,405	87,045,956	6,316,218	(6,278,521)	4,089,360	108,673,476	12,830,399
Fidelity Series Long-Term Treasury Bond Index Fund	743,661,440	388,564,417	83,848,347	35,216,489	(3,738,587)	(23,093,472)	1,021,545,451	191,659,559
Fidelity Series Total Market Index Fund	8,121,831,771	2,779,464,506	762,570,510	123,355,455	328,116	1,339,230,242	11,478,284,125	538,633,699
	14,977,967,732	5,342,908,834	2,317,637,426	405,378,738	(4,677,916)	2,668,505,494	20,667,066,718

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,496,716,715	1,496,716,715	-	-

Domestic Equity Funds	11,478,284,125	11,478,284,125	-	-

International Equity Funds	7,692,065,878	7,692,065,878	-	-
Total Investments in Securities:	20,667,066,718	20,667,066,718	-	-
Fidelity Freedom® Index 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $15,350,858,395)	$20,667,066,718

Total Investment in Securities (cost $15,350,858,395)		$20,667,066,718
Receivable for investments sold		219,406,142
Receivable for fund shares sold		99,217,920
Total assets		20,985,690,780
Liabilities
Payable for investments purchased	$282,035,597
Payable for fund shares redeemed	36,591,159
Accrued management fee	831,275
Total liabilities		319,458,031
Net Assets		$20,666,232,749
Net Assets consist of:
Paid in capital		$15,511,079,431
Total accumulated earnings (loss)		5,155,153,318
Net Assets		$20,666,232,749

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,140,748,963 ÷ 85,522,786 shares)		$25.03
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($10,052,533,905 ÷ 401,358,090 shares)		$25.05
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,245,291,691 ÷ 129,606,067 shares)		$25.04
Premier II Class :
Net Asset Value, offering price and redemption price per share ($5,227,658,190 ÷ 208,828,138 shares)		$25.03
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$396,909,779
Income from Fidelity Central Funds		16
Total income		396,909,795
Expenses
Management fee	$12,560,463
Independent trustees' fees and expenses	41,535
Total expenses before reductions	12,601,998
Expense reductions	(7)
Total expenses after reductions		12,601,991
Net Investment income (loss)		384,307,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,677,916)
Capital gain distributions from underlying funds:
Affiliated issuers	8,468,959
Total net realized gain (loss)		3,791,043
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,668,505,494
Total change in net unrealized appreciation (depreciation)		2,668,505,494
Net gain (loss)		2,672,296,537
Net increase (decrease) in net assets resulting from operations		$3,056,604,341
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$384,307,804	$292,180,695
Net realized gain (loss)	3,791,043	(13,856,736)
Change in net unrealized appreciation (depreciation)	2,668,505,494	570,049,943
Net increase (decrease) in net assets resulting from operations	3,056,604,341	848,373,902
Distributions to shareholders	(391,155,878)	(289,113,598)

Share transactions - net increase (decrease)	3,023,506,201	2,004,668,343
Total increase (decrease) in net assets	5,688,954,664	2,563,928,647

Net Assets
Beginning of period	14,977,278,085	12,413,349,438
End of period	$20,666,232,749	$14,977,278,085

Financial Highlights
Fidelity Freedom® Index 2055 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$21.33	$20.40	$17.35	$19.05	$18.51
Income from Investment Operations
Net investment income (loss) A,B	.50	.44	.40	.33	.34
Net realized and unrealized gain (loss)	3.70	.91	3.02	(1.70)	.58
Total from investment operations	4.20	1.35	3.42	(1.37)	.92
Distributions from net investment income	(.49)	(.42)	(.37)	(.31)	(.31)
Distributions from net realized gain	(.01)	- C	-	(.01)	(.08)
Total distributions	(.50)	(.42)	(.37)	(.33) D	(.38) D
Net asset value, end of period	$25.03	$21.33	$20.40	$17.35	$19.05
Total Return E	19.66%	6.63%	19.83%	(7.11)%	4.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.04%	2.06%	2.16%	1.99%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$2,140,749	$1,458,999	$1,192,139	$851,207	$781,317
Portfolio turnover rate H	13%	12%	8%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$21.34	$20.41	$17.36	$19.06	$18.53
Income from Investment Operations
Net investment income (loss) A,B	.51	.45	.40	.34	.35
Net realized and unrealized gain (loss)	3.71	.91	3.03	(1.71)	.58
Total from investment operations	4.22	1.36	3.43	(1.37)	.93
Distributions from net investment income	(.50)	(.43)	(.38)	(.32)	(.33)
Distributions from net realized gain	(.01)	- C	-	(.01)	(.08)
Total distributions	(.51)	(.43)	(.38)	(.33)	(.40) D
Net asset value, end of period	$25.05	$21.34	$20.41	$17.36	$19.06
Total Return E	19.74%	6.66%	19.88%	(7.07)%	4.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.08%	2.10%	2.20%	2.03%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$10,052,534	$9,020,586	$8,010,495	$5,604,999	$4,444,575
Portfolio turnover rate H	13%	12%	8%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$21.33	$20.40	$17.35	$19.06	$18.52
Income from Investment Operations
Net investment income (loss) A,B	.51	.46	.41	.34	.35
Net realized and unrealized gain (loss)	3.71	.91	3.02	(1.71)	.60
Total from investment operations	4.22	1.37	3.43	(1.37)	.95
Distributions from net investment income	(.50)	(.44)	(.38)	(.32)	(.33)
Distributions from net realized gain	(.01)	- C	-	(.01)	(.08)
Total distributions	(.51)	(.44)	(.38)	(.34) D	(.41)
Net asset value, end of period	$25.04	$21.33	$20.40	$17.35	$19.06
Total Return E	19.77%	6.70%	19.91%	(7.10)%	4.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.11%	2.13%	2.22%	2.05%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,245,292	$2,957,231	$3,210,715	$1,853,562	$1,183,840
Portfolio turnover rate H	13%	12%	8%	11%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$21.33	$21.45
Income from Investment Operations
Net investment income (loss) B,C	.52	.05
Net realized and unrealized gain (loss)	3.70	.26
Total from investment operations	4.22	.31
Distributions from net investment income	(.51)	(.43)
Distributions from net realized gain	(.01)	- D
Total distributions	(.52)	(.43)
Net asset value, end of period	$25.03	$21.33
Total Return E,F	19.76%	1.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04%	.04% I
Expenses net of fee waivers, if any	.04%	.04% I
Expenses net of all reductions, if any	.04%	.04% I
Net investment income (loss)	2.12%	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,227,658	$1,540,462
Portfolio turnover rate J	13%	12%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	22,952,030	207,945,394
Fidelity Series International Developed Markets Bond Index Fund (a)	6,299,508	53,356,833
Fidelity Series Long-Term Treasury Bond Index Fund (a)	115,842,649	617,441,317
TOTAL BOND FUNDS (Cost $939,822,252)		878,743,544

Domestic Equity Funds - 55.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,091,212,721)	326,264,214	6,952,690,406

International Equity Funds - 37.3%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $3,567,679,653)	250,298,205	4,660,552,582

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,598,714,626)	12,491,986,532
NET OTHER ASSETS (LIABILITIES) - 0.0%	(514,701)
NET ASSETS - 100.0%	12,491,471,831

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	53,016	53,016	6	-	-	-	-	0.0%
Total	-	53,016	53,016	6	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	342,882,269	130,614,720	269,602,243	14,377,611	(10,990,393)	15,041,041	207,945,394	22,952,030
Fidelity Series Global ex U.S. Index Fund	3,090,352,751	1,324,835,913	541,827,412	128,268,379	12,240,685	774,950,645	4,660,552,582	250,298,205
Fidelity Series International Developed Markets Bond Index Fund	86,303,368	31,749,136	63,515,991	3,666,272	(3,128,440)	1,948,760	53,356,833	6,299,508
Fidelity Series Long-Term Treasury Bond Index Fund	428,193,726	255,466,062	50,450,896	20,820,138	(2,894,251)	(12,873,324)	617,441,317	115,842,649
Fidelity Series Total Market Index Fund	4,676,522,208	1,944,505,900	442,213,392	72,855,346	(2,146,537)	776,022,227	6,952,690,406	326,264,214
	8,624,254,322	3,687,171,731	1,367,609,934	239,987,746	(6,918,936)	1,555,089,349	12,491,986,532

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	878,743,544	878,743,544	-	-

Domestic Equity Funds	6,952,690,406	6,952,690,406	-	-

International Equity Funds	4,660,552,582	4,660,552,582	-	-
Total Investments in Securities:	12,491,986,532	12,491,986,532	-	-
Fidelity Freedom® Index 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,598,714,626)	$12,491,986,532

Total Investment in Securities (cost $9,598,714,626)		$12,491,986,532
Receivable for investments sold		139,911,827
Receivable for fund shares sold		52,128,172
Total assets		12,684,026,531
Liabilities
Payable for investments purchased	$169,869,373
Payable for fund shares redeemed	22,174,283
Accrued management fee	511,044
Total liabilities		192,554,700
Net Assets		$12,491,471,831
Net Assets consist of:
Paid in capital		$9,687,932,375
Total accumulated earnings (loss)		2,803,539,456
Net Assets		$12,491,471,831

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,380,040,632 ÷ 65,044,993 shares)		$21.22
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($6,190,598,645 ÷ 291,702,101 shares)		$21.22
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,725,780,047 ÷ 81,287,491 shares)		$21.23
Premier II Class :
Net Asset Value, offering price and redemption price per share ($3,195,052,507 ÷ 150,610,132 shares)		$21.21
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$235,100,530
Income from Fidelity Central Funds		6
Total income		235,100,536
Expenses
Management fee	$7,484,045
Independent trustees' fees and expenses	24,422
Total expenses before reductions	7,508,467
Expense reductions	(6)
Total expenses after reductions		7,508,461
Net Investment income (loss)		227,592,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(6,918,936)
Capital gain distributions from underlying funds:
Affiliated issuers	4,887,216
Total net realized gain (loss)		(2,031,720)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,555,089,349
Total change in net unrealized appreciation (depreciation)		1,555,089,349
Net gain (loss)		1,553,057,629
Net increase (decrease) in net assets resulting from operations		$1,780,649,704
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$227,592,075	$163,700,345
Net realized gain (loss)	(2,031,720)	(11,713,902)
Change in net unrealized appreciation (depreciation)	1,555,089,349	310,024,579
Net increase (decrease) in net assets resulting from operations	1,780,649,704	462,011,022
Distributions to shareholders	(230,654,087)	(160,627,955)

Share transactions - net increase (decrease)	2,317,627,634	1,659,085,104
Total increase (decrease) in net assets	3,867,623,251	1,960,468,171

Net Assets
Beginning of period	8,623,848,580	6,663,380,409
End of period	$12,491,471,831	$8,623,848,580

Financial Highlights
Fidelity Freedom® Index 2060 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.07	$17.28	$14.69	$16.13	$15.67
Income from Investment Operations
Net investment income (loss) A,B	.42	.38	.34	.28	.29
Net realized and unrealized gain (loss)	3.15	.76	2.56	(1.45)	.49
Total from investment operations	3.57	1.14	2.90	(1.17)	.78
Distributions from net investment income	(.41)	(.35)	(.31)	(.26)	(.26)
Distributions from net realized gain	(.01)	-	-	(.01)	(.06)
Total distributions	(.42)	(.35)	(.31)	(.27)	(.32)
Net asset value, end of period	$21.22	$18.07	$17.28	$14.69	$16.13
Total Return C	19.73%	6.60%	19.85%	(7.13)%	4.87%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.04%	2.08%	2.17%	2.00%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$1,380,041	$906,772	$720,817	$490,978	$402,772
Portfolio turnover rate F	13%	11%	7%	12%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.08	$17.28	$14.70	$16.14	$15.68
Income from Investment Operations
Net investment income (loss) A,B	.43	.38	.34	.29	.30
Net realized and unrealized gain (loss)	3.14	.78	2.55	(1.45)	.50
Total from investment operations	3.57	1.16	2.89	(1.16)	.80
Distributions from net investment income	(.42)	(.36)	(.31)	(.27)	(.27)
Distributions from net realized gain	(.01)	-	-	(.01)	(.06)
Total distributions	(.43)	(.36)	(.31)	(.28)	(.34) C
Net asset value, end of period	$21.22	$18.08	$17.28	$14.70	$16.14
Total Return D	19.70%	6.70%	19.83%	(7.08)%	4.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.08%	2.12%	2.21%	2.04%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$6,190,599	$5,205,039	$4,286,335	$2,743,603	$1,938,419
Portfolio turnover rate G	13%	11%	7%	12%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.08	$17.29	$14.70	$16.14	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.44	.39	.35	.29	.30
Net realized and unrealized gain (loss)	3.14	.76	2.56	(1.45)	.49
Total from investment operations	3.58	1.15	2.91	(1.16)	.79
Distributions from net investment income	(.42)	(.36)	(.32)	(.27)	(.27)
Distributions from net realized gain	(.01)	-	-	(.01)	(.06)
Total distributions	(.43)	(.36)	(.32)	(.28)	(.34) C
Net asset value, end of period	$21.23	$18.08	$17.29	$14.70	$16.14
Total Return D	19.78%	6.67%	19.92%	(7.06)%	4.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.11%	2.15%	2.23%	2.06%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,725,780	$1,550,928	$1,656,229	$868,796	$506,652
Portfolio turnover rate G	13%	11%	7%	12%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$18.07	$18.17
Income from Investment Operations
Net investment income (loss) B,C	.44	.04
Net realized and unrealized gain (loss)	3.14	.22
Total from investment operations	3.58	.26
Distributions from net investment income	(.43)	(.36)
Distributions from net realized gain	(.01)	-
Total distributions	(.44)	(.36)
Net asset value, end of period	$21.21	$18.07
Total Return D,E	19.76%	1.43%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.04% H
Expenses net of fee waivers, if any	.04%	.04% H
Expenses net of all reductions, if any	.04%	.04% H
Net investment income (loss)	2.12%	.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,195,053	$961,110
Portfolio turnover rate I	13%	11%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	8,629,100	78,179,642
Fidelity Series International Developed Markets Bond Index Fund (a)	2,368,413	20,060,460
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,552,971	232,137,334
TOTAL BOND FUNDS (Cost $342,074,805)		330,377,436

Domestic Equity Funds - 55.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,112,114,229)	122,666,439	2,614,021,811

International Equity Funds - 37.3%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,405,238,635)	94,105,013	1,752,235,340

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,859,427,669)	4,696,634,587
NET OTHER ASSETS (LIABILITIES) - 0.0%	(206,203)
NET ASSETS - 100.0%	4,696,428,384

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	112,289,961	61,435,028	96,878,055	4,994,832	(1,365,124)	2,697,832	78,179,642	8,629,100
Fidelity Series Global ex U.S. Index Fund	1,012,080,285	653,355,611	179,927,113	45,525,707	2,180,036	264,546,521	1,752,235,340	94,105,013
Fidelity Series International Developed Markets Bond Index Fund	28,264,109	15,075,540	22,835,401	1,278,695	(650,513)	206,725	20,060,460	2,368,413
Fidelity Series Long-Term Treasury Bond Index Fund	140,228,500	114,801,502	17,343,933	7,290,505	(903,222)	(4,645,513)	232,137,334	43,552,971
Fidelity Series Total Market Index Fund	1,531,548,457	967,956,316	137,798,578	25,518,579	(1,536,566)	253,852,182	2,614,021,811	122,666,439
	2,824,411,312	1,812,623,997	454,783,080	84,608,318	(2,275,389)	516,657,747	4,696,634,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	330,377,436	330,377,436	-	-

Domestic Equity Funds	2,614,021,811	2,614,021,811	-	-

International Equity Funds	1,752,235,340	1,752,235,340	-	-
Total Investments in Securities:	4,696,634,587	4,696,634,587	-	-
Fidelity Freedom® Index 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,859,427,669)	$4,696,634,587

Total Investment in Securities (cost $3,859,427,669)		$4,696,634,587
Receivable for investments sold		50,679,571
Receivable for fund shares sold		22,331,905
Total assets		4,769,646,063
Liabilities
Payable to custodian bank	$49
Payable for investments purchased	64,999,571
Payable for fund shares redeemed	8,034,082
Accrued management fee	183,977
Total liabilities		73,217,679
Net Assets		$4,696,428,384
Net Assets consist of:
Paid in capital		$3,881,005,146
Total accumulated earnings (loss)		815,423,238
Net Assets		$4,696,428,384

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($462,972,229 ÷ 26,954,237 shares)		$17.18
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($2,147,000,055 ÷ 124,987,457 shares)		$17.18
Premier Class :
Net Asset Value, offering price and redemption price per share ($659,185,659 ÷ 38,369,030 shares)		$17.18
Premier II Class :
Net Asset Value, offering price and redemption price per share ($1,427,270,441 ÷ 83,132,992 shares)		$17.17
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$82,996,941
Expenses
Management fee	$2,530,742
Independent trustees' fees and expenses	8,427
Total expenses before reductions	2,539,169
Expense reductions	(2)
Total expenses after reductions		2,539,167
Net Investment income (loss)		80,457,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,275,389)
Capital gain distributions from underlying funds:
Affiliated issuers	1,611,377
Total net realized gain (loss)		(664,012)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	516,657,747
Total change in net unrealized appreciation (depreciation)		516,657,747
Net gain (loss)		515,993,735
Net increase (decrease) in net assets resulting from operations		$596,451,509
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,457,774	$50,266,447
Net realized gain (loss)	(664,012)	(4,556,032)
Change in net unrealized appreciation (depreciation)	516,657,747	84,130,310
Net increase (decrease) in net assets resulting from operations	596,451,509	129,840,725
Distributions to shareholders	(80,313,038)	(48,608,129)

Share transactions - net increase (decrease)	1,356,006,187	919,609,833
Total increase (decrease) in net assets	1,872,144,658	1,000,842,429

Net Assets
Beginning of period	2,824,283,726	1,823,441,297
End of period	$4,696,428,384	$2,824,283,726

Financial Highlights
Fidelity Freedom® Index 2065 Fund Investor Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.98	$11.88	$13.04	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.35	.31	.28	.23	.25
Net realized and unrealized gain (loss)	2.54	.61	2.06	(1.17)	.38
Total from investment operations	2.89	.92	2.34	(.94)	.63
Distributions from net investment income	(.33)	(.28)	(.24)	(.21)	(.20)
Distributions from net realized gain	- C	-	-	(.01)	(.04)
Total distributions	(.33)	(.28)	(.24)	(.22)	(.24)
Net asset value, end of period	$17.18	$14.62	$13.98	$11.88	$13.04
Total Return D	19.75%	6.54%	19.87%	(7.12)%	4.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.06%	2.13%	2.21%	2.04%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$462,972	$284,030	$198,041	$117,042	$74,401
Portfolio turnover rate G	12%	9%	7%	12%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Institutional Premium Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.98	$11.88	$13.04	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.28	.24	.26
Net realized and unrealized gain (loss)	2.55	.60	2.07	(1.18)	.38
Total from investment operations	2.90	.92	2.35	(.94)	.64
Distributions from net investment income	(.33)	(.28)	(.25)	(.22)	(.21)
Distributions from net realized gain	- C	-	-	(.01)	(.04)
Total distributions	(.34) D	(.28)	(.25)	(.22) D	(.25)
Net asset value, end of period	$17.18	$14.62	$13.98	$11.88	$13.04
Total Return E	19.78%	6.59%	19.92%	(7.08)%	4.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.10%	2.17%	2.25%	2.08%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$2,147,000	$1,593,295	$1,107,946	$581,491	$298,536
Portfolio turnover rate H	12%	9%	7%	12%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.97	$11.88	$13.04	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.36	.32	.29	.24	.26
Net realized and unrealized gain (loss)	2.54	.62	2.05	(1.17)	.38
Total from investment operations	2.90	.94	2.34	(.93)	.64
Distributions from net investment income	(.34)	(.29)	(.25)	(.22)	(.21)
Distributions from net realized gain	- C	-	-	(.01)	(.04)
Total distributions	(.34)	(.29)	(.25)	(.23)	(.25)
Net asset value, end of period	$17.18	$14.62	$13.97	$11.88	$13.04
Total Return D	19.81%	6.69%	19.85%	(7.06)%	4.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.05%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions, if any	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.13%	2.20%	2.27%	2.10%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$659,186	$488,166	$517,455	$222,672	$105,651
Portfolio turnover rate G	12%	9%	7%	12%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.36	.03
Net realized and unrealized gain (loss)	2.53	.19
Total from investment operations	2.89	.22
Distributions from net investment income	(.34)	(.29)
Distributions from net realized gain	- D	-
Total distributions	(.34)	(.29)
Net asset value, end of period	$17.17	$14.62
Total Return E,F	19.76%	1.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04%	.04% I
Expenses net of fee waivers, if any	.04%	.04% I
Expenses net of all reductions, if any	.04%	.04% I
Net investment income (loss)	2.14%	.31% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,427,270	$458,793
Portfolio turnover rate J	12%	9%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	762,258	6,906,055
Fidelity Series International Developed Markets Bond Index Fund (a)	209,216	1,772,057
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,847,618	20,507,804
TOTAL BOND FUNDS (Cost $29,409,229)		29,185,916

Domestic Equity Funds - 55.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $229,483,584)	10,837,238	230,941,537

International Equity Funds - 37.3%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $145,670,129)	8,313,621	154,799,630

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $404,562,942)	414,927,083
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,583)
NET ASSETS - 100.0%	414,909,500

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	1,982,505	11,104,361	6,208,804	243,355	(12,598)	40,591	6,906,055	762,258
Fidelity Series Global ex U.S. Index Fund	17,874,128	135,451,794	7,423,270	2,834,001	(44,070)	8,941,048	154,799,630	8,313,621
Fidelity Series International Developed Markets Bond Index Fund	499,128	2,778,910	1,464,164	65,869	(17,019)	(24,798)	1,772,057	209,216
Fidelity Series Long-Term Treasury Bond Index Fund	2,475,822	19,342,611	987,442	385,195	(31,457)	(291,730)	20,507,804	3,847,618
Fidelity Series Total Market Index Fund	27,044,889	203,548,481	2,527,082	1,382,758	(53,611)	2,928,860	230,941,537	10,837,238
	49,876,472	372,226,157	18,610,762	4,911,178	(158,755)	11,593,971	414,927,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	29,185,916	29,185,916	-	-

Domestic Equity Funds	230,941,537	230,941,537	-	-

International Equity Funds	154,799,630	154,799,630	-	-
Total Investments in Securities:	414,927,083	414,927,083	-	-
Fidelity Freedom® Index 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $404,562,942)	$414,927,083

Total Investment in Securities (cost $404,562,942)		$414,927,083
Receivable for investments sold		2,918,077
Receivable for fund shares sold		5,463,804
Total assets		423,308,964
Liabilities
Payable for investments purchased	$7,014,733
Payable for fund shares redeemed	1,366,653
Accrued management fee	18,078
Total liabilities		8,399,464
Net Assets		$414,909,500
Net Assets consist of:
Paid in capital		$404,719,345
Total accumulated earnings (loss)		10,190,155
Net Assets		$414,909,500

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($64,879,347 ÷ 5,342,219 shares)		$12.14
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($177,129,802 ÷ 14,583,667 shares)		$12.15
Premier Class :
Net Asset Value, offering price and redemption price per share ($48,108,469 ÷ 3,959,386 shares)		$12.15
Premier II Class :
Net Asset Value, offering price and redemption price per share ($124,791,882 ÷ 10,271,798 shares)		$12.15
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$4,879,067
Expenses
Management fee	$140,831
Independent trustees' fees and expenses	382
Total expenses		141,213
Net Investment income (loss)		4,737,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(158,755)
Capital gain distributions from underlying funds:
Affiliated issuers	32,111
Total net realized gain (loss)		(126,644)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	11,593,971
Total change in net unrealized appreciation (depreciation)		11,593,971
Net gain (loss)		11,467,327
Net increase (decrease) in net assets resulting from operations		$16,205,181
Statement of Changes in Net Assets

	Year ended March 31, 2026	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,737,854	$257,458
Net realized gain (loss)	(126,644)	(37,154)
Change in net unrealized appreciation (depreciation)	11,593,971	(1,229,830)
Net increase (decrease) in net assets resulting from operations	16,205,181	(1,009,526)
Distributions to shareholders	(4,592,048)	(238,074)

Share transactions - net increase (decrease)	353,422,479	51,121,488
Total increase (decrease) in net assets	365,035,612	49,873,888

Net Assets
Beginning of period	49,873,888	-
End of period	$414,909,500	$49,873,888

Financial Highlights
Fidelity Freedom® Index 2070 Fund Investor Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.19
Net realized and unrealized gain (loss)	1.74	.27 D
Total from investment operations	2.02	.46
Distributions from net investment income	(.20)	(.14)
Distributions from net realized gain	- E	-
Total distributions	(.20)	(.14)
Net asset value, end of period	$12.14	$10.32
Total Return F	19.58%	4.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.12%	.12% I
Expenses net of fee waivers, if any	.12%	.12% I
Expenses net of all reductions, if any	.12%	.12% I
Net investment income (loss)	2.32%	2.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$64,879	$7,390
Portfolio turnover rate J	9%	9% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Institutional Premium Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.19
Net realized and unrealized gain (loss)	1.77	.26 D
Total from investment operations	2.05	.45
Distributions from net investment income	(.20)	(.14)
Distributions from net realized gain	- E	-
Total distributions	(.21) F	(.14)
Net asset value, end of period	$12.15	$10.31
Total Return G	19.81%	4.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.08%	.08% J
Expenses net of fee waivers, if any	.08%	.08% J
Expenses net of all reductions, if any	.08%	.08% J
Net investment income (loss)	2.36%	2.48% J
Supplemental Data
Net assets, end of period (000 omitted)	$177,130	$30,185
Portfolio turnover rate K	9%	9% J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Premier Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.20
Net realized and unrealized gain (loss)	1.75	.26 D
Total from investment operations	2.04	.46
Distributions from net investment income	(.21)	(.14)
Distributions from net realized gain	- E	-
Total distributions	(.21)	(.14)
Net asset value, end of period	$12.15	$10.32
Total Return F	19.72%	4.63%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.05% I
Expenses net of fee waivers, if any	.05%	.05% I
Expenses net of all reductions, if any	.05%	.05% I
Net investment income (loss)	2.39%	2.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$48,108	$8,612
Portfolio turnover rate J	9%	9% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Premier II Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.31
Income from Investment Operations
Net investment income (loss) B,C	.29	.02
Net realized and unrealized gain (loss)	1.76	.12 D
Total from investment operations	2.05	.14
Distributions from net investment income	(.21)	(.14)
Distributions from net realized gain	- E	-
Total distributions	(.21)	(.14)
Net asset value, end of period	$12.15	$10.31
Total Return F	19.84%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04%	.04% I
Expenses net of fee waivers, if any	.04%	.04% I
Expenses net of all reductions, if any	.04%	.04% I
Net investment income (loss)	2.40%	.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$124,792	$3,686
Portfolio turnover rate J	9%	9% I

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Fidelity Freedom Index Retirement Fund (formerly Fidelity Freedom Index Income Fund), Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Index 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class, Premier Class shares and Premier II Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Index Retirement Fund	1,895,390,443	167,782,267	(117,832,920)	49,949,347
Fidelity Freedom Index 2010 Fund	693,845,974	94,567,521	(45,680,185)	48,887,336
Fidelity Freedom Index 2015 Fund	1,744,581,569	313,629,733	(136,645,861)	176,983,872
Fidelity Freedom Index 2020 Fund	5,802,994,737	1,332,056,281	(473,758,671)	858,297,610
Fidelity Freedom Index 2025 Fund	12,459,404,235	3,380,264,067	(894,547,377)	2,485,716,690
Fidelity Freedom Index 2030 Fund	21,048,305,347	6,181,458,894	(1,097,136,117)	5,084,322,777
Fidelity Freedom Index 2035 Fund	22,912,656,220	7,128,486,191	(713,871,104)	6,414,615,087
Fidelity Freedom Index 2040 Fund	22,262,839,206	8,692,916,190	(460,517,844)	8,232,398,346
Fidelity Freedom Index 2045 Fund	20,342,495,465	8,014,648,882	(372,711,642)	7,641,937,240
Fidelity Freedom Index 2050 Fund	19,475,554,441	7,646,864,062	(323,927,128)	7,322,936,934
Fidelity Freedom Index 2055 Fund	15,501,444,818	5,381,929,502	(216,307,602)	5,165,621,900
Fidelity Freedom Index 2060 Fund	9,682,366,497	2,927,781,776	(118,161,741)	2,809,620,035
Fidelity Freedom Index 2065 Fund	3,880,979,126	856,539,787	(40,884,326)	815,655,461
Fidelity Freedom Index 2070 Fund	404,770,839	17,745,632	(7,589,388)	10,156,244

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Index Retirement Fund	3,408,787	-	(5,924,495)	49,949,347
Fidelity Freedom Index 2010 Fund	1,968,847	-	-	48,887,336
Fidelity Freedom Index 2015 Fund	7,574,238	558,742	-	176,983,872
Fidelity Freedom Index 2020 Fund	23,660,049	38,841,464	-	858,297,610
Fidelity Freedom Index 2025 Fund	45,826,316	34,280,325	-	2,485,716,690
Fidelity Freedom Index 2030 Fund	74,423,569	27,354,658	-	5,084,322,777
Fidelity Freedom Index 2035 Fund	74,682,677	50,165,825	-	6,414,615,087
Fidelity Freedom Index 2040 Fund	47,527,218	71,484,882	-	8,232,398,346
Fidelity Freedom Index 2045 Fund	35,965,346	23,742,671	-	7,641,937,240
Fidelity Freedom Index 2050 Fund	20,227,979	-	-	7,322,936,934
Fidelity Freedom Index 2055 Fund	1,438,028	-	(11,906,609)	5,165,621,900
Fidelity Freedom Index 2060 Fund	1,667,663	-	(7,748,243)	2,809,620,035
Fidelity Freedom Index 2065 Fund	418,853	-	(651,076)	815,655,461
Fidelity Freedom Index 2070 Fund	33,910	-	-	10,156,244

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Index Retirement Fund	-	(5,924,495)	(5,924,495)
Fidelity Freedom Index 2055 Fund	-	(11,906,609)	(11,906,609)
Fidelity Freedom Index 2060 Fund	-	(7,748,243)	(7,748,243)
Fidelity Freedom Index 2065 Fund	-	(651,076)	(651,076)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to March 31, 2026. Loss deferrals were as follows:
Capital losses ($)
Fidelity Freedom Index 2010 Fund	(3,285,467)

The tax character of distributions paid was as follows:

March 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Index Retirement Fund	63,341,068	-	63,341,068
Fidelity Freedom Index 2010 Fund	24,722,709	8,065,046	32,787,755
Fidelity Freedom Index 2015 Fund	61,627,185	40,567,990	102,195,175
Fidelity Freedom Index 2020 Fund	202,530,972	189,902,959	392,433,931
Fidelity Freedom Index 2025 Fund	415,265,934	311,508,773	726,774,707
Fidelity Freedom Index 2030 Fund	686,177,769	158,781,551	844,959,320
Fidelity Freedom Index 2035 Fund	708,681,233	68,353,829	777,035,062
Fidelity Freedom Index 2040 Fund	630,350,603	61,350,916	691,701,519
Fidelity Freedom Index 2045 Fund	543,453,130	5,904,661	549,357,791
Fidelity Freedom Index 2050 Fund	513,730,089	-	513,730,089
Fidelity Freedom Index 2055 Fund	391,155,878	-	391,155,878
Fidelity Freedom Index 2060 Fund	230,654,087	-	230,654,087
Fidelity Freedom Index 2065 Fund	80,313,038	-	80,313,038
Fidelity Freedom Index 2070 Fund	4,569,490	22,558	4,592,048

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Index Retirement Fund	51,215,084	-	51,215,084
Fidelity Freedom Index 2010 Fund	22,128,712	12,491,487	34,620,199
Fidelity Freedom Index 2015 Fund	59,071,110	41,361,185	100,432,295
Fidelity Freedom Index 2020 Fund	195,611,163	199,997,069	395,608,232
Fidelity Freedom Index 2025 Fund	360,926,957	110,872,892	471,799,849
Fidelity Freedom Index 2030 Fund	531,921,323	52,418,339	584,339,662
Fidelity Freedom Index 2035 Fund	524,684,915	42,805,676	567,490,591
Fidelity Freedom Index 2040 Fund	492,842,856	19,242,775	512,085,631
Fidelity Freedom Index 2045 Fund	415,076,209	-	415,076,209
Fidelity Freedom Index 2050 Fund	396,285,814	-	396,285,814
Fidelity Freedom Index 2055 Fund	289,113,598	-	289,113,598
Fidelity Freedom Index 2060 Fund	160,627,955	-	160,627,955
Fidelity Freedom Index 2065 Fund	48,608,129	-	48,608,129
Fidelity Freedom Index 2070 Fund	238,074	-	238,074
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Retirement Fund	528,871,937	338,336,010
Fidelity Freedom Index 2010 Fund	182,122,779	188,122,728
Fidelity Freedom Index 2015 Fund	339,248,560	463,155,086
Fidelity Freedom Index 2020 Fund	1,082,095,978	1,649,194,643
Fidelity Freedom Index 2025 Fund	2,694,523,911	3,061,571,699
Fidelity Freedom Index 2030 Fund	5,181,443,852	3,735,872,029
Fidelity Freedom Index 2035 Fund	6,812,634,919	3,689,062,136
Fidelity Freedom Index 2040 Fund	6,653,729,370	3,603,368,179
Fidelity Freedom Index 2045 Fund	6,062,014,812	2,766,984,493
Fidelity Freedom Index 2050 Fund	5,924,215,005	2,824,181,750
Fidelity Freedom Index 2055 Fund	5,342,908,834	2,317,637,426
Fidelity Freedom Index 2060 Fund	3,687,171,731	1,367,609,934
Fidelity Freedom Index 2065 Fund	1,812,623,997	454,783,080
Fidelity Freedom Index 2070 Fund	372,226,157	18,610,762
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class, Premier Class and Premier II Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08%, .05% and .04% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08%, .05% and .04% of class-level average net assets for Investor Class, Institutional Premium Class, Premier Class and Premier II Class, respectively, with certain exceptions.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Amount ($)
Fidelity Freedom Index 2030 Fund	133,911
Fidelity Freedom Index 2035 Fund	71,376
Fidelity Freedom Index 2040 Fund	73,687
Fidelity Freedom Index 2045 Fund	32,573

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Freedom Index Retirement Fund	2,975,155	34,422,545
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Index Retirement Fund	2
Fidelity Freedom Index 2015 Fund	1
Fidelity Freedom Index 2020 Fund	2
Fidelity Freedom Index 2025 Fund	4
Fidelity Freedom Index 2030 Fund	12
Fidelity Freedom Index 2035 Fund	4
Fidelity Freedom Index 2040 Fund	3
Fidelity Freedom Index 2045 Fund	29
Fidelity Freedom Index 2050 Fund	2
Fidelity Freedom Index 2055 Fund	7
Fidelity Freedom Index 2060 Fund	6
Fidelity Freedom Index 2065 Fund	2
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2026	Year ended March 31, 2025 A
Fidelity Freedom Index Retirement Fund
Distributions to shareholders
Investor Class	$7,369,411	$6,219,411
Institutional Premium Class	29,541,139	27,835,629
Premier Class	9,742,251	16,520,487
Premier II Class	16,688,267	639,557
Total	$63,341,068	$51,215,084
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$6,611,012	$7,240,763
Institutional Premium Class	18,436,773	22,427,818
Premier Class	3,579,194	4,951,340
Premier II Class	4,160,776	278
Total	$32,787,755	$34,620,199
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$22,394,296	$21,357,786
Institutional Premium Class	43,823,385	50,238,937
Premier Class	12,929,686	28,834,976
Premier II Class	23,047,808	596
Total	$102,195,175	$100,432,295
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$75,000,104	$72,303,093
Institutional Premium Class	185,530,501	219,370,145
Premier Class	54,394,498	103,645,275
Premier II Class	77,508,828	289,719
Total	$392,433,931	$395,608,232
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$105,099,205	$66,378,862
Institutional Premium Class	358,398,598	270,234,576
Premier Class	117,441,515	134,782,192
Premier II Class	145,835,389	404,219
Total	$726,774,707	$471,799,849
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$107,949,284	$72,563,573
Institutional Premium Class	430,261,511	349,815,758
Premier Class	143,959,655	161,463,273
Premier II Class	162,788,870	497,058
Total	$844,959,320	$584,339,662
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$96,628,319	$68,961,938
Institutional Premium Class	386,102,833	332,427,339
Premier Class	134,222,734	165,482,085
Premier II Class	160,081,176	619,229
Total	$777,035,062	$567,490,591
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$78,711,251	$54,504,149
Institutional Premium Class	354,260,417	306,548,118
Premier Class	118,719,076	150,464,726
Premier II Class	140,010,775	568,638
Total	$691,701,519	$512,085,631
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$57,032,881	$40,617,675
Institutional Premium Class	274,460,140	244,370,713
Premier Class	94,345,080	129,527,692
Premier II Class	123,519,690	560,129
Total	$549,357,791	$415,076,209
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$50,647,191	$37,058,774
Institutional Premium Class	262,516,699	237,606,439
Premier Class	86,478,101	120,857,719
Premier II Class	114,088,098	762,882
Total	$513,730,089	$396,285,814
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$38,844,233	$27,198,281
Institutional Premium Class	206,656,214	178,472,806
Premier Class	67,422,406	82,647,832
Premier II Class	78,233,025	794,679
Total	$391,155,878	$289,113,598
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$24,499,015	$16,505,660
Institutional Premium Class	123,336,475	99,137,314
Premier Class	35,610,674	44,602,307
Premier II Class	47,207,923	382,674
Total	$230,654,087	$160,627,955
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$7,766,148	$4,868,993
Institutional Premium Class	39,730,033	28,064,750
Premier Class	12,840,800	15,600,677
Premier II Class	19,976,057	73,709
Total	$80,313,038	$48,608,129
Fidelity Freedom Index 2070 FundB
Distributions to shareholders
Investor Class	$694,805	$68,985
Institutional Premium Class	2,187,841	131,371
Premier Class	656,636	37,606
Premier II Class	1,052,766	112
Total	$4,592,048	$238,074

A Distributions for Premier II Class are for the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
B Prior period distributions for Investor Class, Institutional Premium Class and Premier Class are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2026	Year ended March 31, 2025A	Year ended March 31, 2026	Year ended March 31, 2025A
Fidelity Freedom Index Retirement Fund
Investor Class
Shares sold	6,417,318	3,060,104	$79,337,913	$36,190,843
Issued in exchange for the shares of the Acquired Fund(s)	-	3,242,029	-	37,931,674
Reinvestment of distributions	545,655	479,115	6,702,734	5,637,135
Shares redeemed	(4,622,510)	(4,294,888)	(56,920,180)	(50,770,144)
Net increase (decrease)	2,340,463	2,486,360	$29,120,467	$28,989,508
Institutional Premium Class
Shares sold	21,551,483	21,256,100	$265,180,887	$251,238,403
Issued in exchange for the shares of the Acquired Fund(s)	-	12,160,763	-	142,037,855
Reinvestment of distributions	2,390,993	2,353,551	29,297,934	27,638,784
Shares redeemed	(31,507,028)	(29,590,563)	(386,657,500)	(349,386,112)
Net increase (decrease)	(7,564,552)	6,179,851	$(92,178,679)	$71,528,930
Premier Class
Shares sold	12,842,333	24,035,795	$157,203,428	$283,876,264
Issued in exchange for the shares of the Acquired Fund(s)	-	1,971,359	-	23,005,757
Reinvestment of distributions	795,172	1,408,263	9,741,416	16,518,475
Shares redeemed	(13,032,352)	(44,254,027)	(160,715,258)	(525,394,029)
Net increase (decrease)	605,153	(16,838,610)	$6,229,586	$(201,993,533)
Premier II Class
Shares sold	25,992,300	31,010,834	$320,046,727	$369,270,265
Reinvestment of distributions	1,359,834	53,877	16,688,267	639,557
Shares redeemed	(7,263,145)	(811,484)	(89,648,197)	(9,652,008)
Net increase (decrease)	20,088,989	30,253,227	$247,086,797	$360,257,814
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	1,756,780	901,684	$23,809,168	$11,812,972
Reinvestment of distributions	450,408	520,802	6,052,307	6,674,577
Shares redeemed	(2,204,748)	(2,878,818)	(29,732,410)	(37,808,282)
Net increase (decrease)	2,440	(1,456,332)	$129,065	$(19,320,733)
Institutional Premium Class
Shares sold	7,290,241	7,770,500	$98,427,995	$101,871,265
Reinvestment of distributions	1,373,102	1,749,703	18,429,144	22,407,934
Shares redeemed	(16,063,995)	(13,142,076)	(217,684,736)	(172,357,687)
Net increase (decrease)	(7,400,652)	(3,621,873)	$(100,827,597)	$(48,078,488)
Premier Class
Shares sold	4,871,316	4,624,445	$65,763,495	$60,772,297
Reinvestment of distributions	266,152	386,452	3,572,028	4,951,284
Shares redeemed	(4,120,632)	(5,668,205)	(56,295,791)	(74,271,596)
Net increase (decrease)	1,016,836	(657,308)	$13,039,732	$(8,548,015)
Premier II Class
Shares sold	7,793,519	3,147,978	$106,310,513	$41,220,442
Reinvestment of distributions	308,570	22	4,160,776	278
Shares redeemed	(1,536,379)	(70,870)	(20,904,851)	(926,023)
Net increase (decrease)	6,565,710	3,077,130	$89,566,438	$40,294,697
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	3,093,658	2,746,820	$47,105,933	$40,081,998
Reinvestment of distributions	1,408,664	1,398,390	21,204,707	19,924,586
Shares redeemed	(4,586,516)	(6,844,931)	(69,501,218)	(99,972,188)
Net increase (decrease)	(84,194)	(2,699,721)	$(1,190,578)	$(39,965,604)
Institutional Premium Class
Shares sold	9,319,058	13,708,762	$141,701,157	$199,700,489
Reinvestment of distributions	2,912,671	3,523,858	43,748,090	50,160,140
Shares redeemed	(26,613,700)	(29,183,623)	(403,292,388)	(426,535,549)
Net increase (decrease)	(14,381,971)	(11,951,003)	$(217,843,141)	$(176,674,920)
Premier Class
Shares sold	9,076,063	10,972,318	$137,319,969	$161,196,724
Reinvestment of distributions	862,187	2,026,163	12,929,589	28,834,324
Shares redeemed	(12,527,983)	(30,349,727)	(192,342,644)	(442,293,862)
Net increase (decrease)	(2,589,733)	(17,351,246)	$(42,093,086)	$(252,262,814)
Premier II Class
Shares sold	15,612,339	21,311,079	$239,695,497	$310,533,856
Reinvestment of distributions	1,531,332	42	23,047,808	596
Shares redeemed	(5,604,963)	(508,423)	(85,290,549)	(7,383,428)
Net increase (decrease)	11,538,708	20,802,698	$177,452,756	$303,151,024
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	9,363,822	6,311,724	$159,316,819	$102,685,923
Reinvestment of distributions	4,067,129	4,158,344	68,303,174	65,553,066
Shares redeemed	(14,158,376)	(17,169,910)	(239,448,012)	(277,720,074)
Net increase (decrease)	(727,425)	(6,699,842)	$(11,828,019)	$(109,481,085)
Institutional Premium Class
Shares sold	27,675,446	42,942,583	$466,717,049	$694,175,396
Reinvestment of distributions	11,022,144	13,875,567	184,746,949	218,530,737
Shares redeemed	(92,789,024)	(97,931,135)	(1,567,778,423)	(1,585,562,963)
Net increase (decrease)	(54,091,434)	(41,112,985)	$(916,314,425)	$(672,856,830)
Premier Class
Shares sold	24,347,261	32,569,120	$410,215,939	$532,007,069
Reinvestment of distributions	3,249,856	6,580,389	54,392,887	103,631,666
Shares redeemed	(36,957,714)	(78,854,742)	(634,334,249)	(1,275,917,096)
Net increase (decrease)	(9,360,597)	(39,705,233)	$(169,725,423)	$(640,278,361)
Premier II Class
Shares sold	50,475,734	52,243,933	$864,148,027	$844,940,255
Reinvestment of distributions	4,611,473	18,348	77,508,828	289,719
Shares redeemed	(13,172,623)	(1,309,965)	(223,733,249)	(20,986,096)
Net increase (decrease)	41,914,584	50,952,316	$717,923,606	$824,243,878
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	24,614,952	17,620,396	$499,319,452	$334,438,472
Reinvestment of distributions	4,807,895	3,266,920	96,714,271	60,796,348
Shares redeemed	(25,183,869)	(31,685,534)	(507,319,498)	(598,939,015)
Net increase (decrease)	4,238,978	(10,798,218)	$88,714,225	$(203,704,195)
Institutional Premium Class
Shares sold	71,627,542	96,018,866	$1,438,467,532	$1,812,956,947
Reinvestment of distributions	17,757,714	14,460,518	356,234,884	268,947,151
Shares redeemed	(174,139,112)	(170,963,107)	(3,501,050,707)	(3,234,035,493)
Net increase (decrease)	(84,753,856)	(60,483,723)	$(1,706,348,291)	$(1,152,131,395)
Premier Class
Shares sold	55,936,121	72,688,444	$1,118,423,793	$1,390,137,722
Reinvestment of distributions	5,860,064	7,249,226	117,439,799	134,775,746
Shares redeemed	(78,540,933)	(141,700,456)	(1,602,712,446)	(2,699,491,300)
Net increase (decrease)	(16,744,748)	(61,762,786)	$(366,848,854)	$(1,174,577,832)
Premier II Class
Shares sold	109,274,944	92,199,142	$2,227,976,947	$1,762,734,065
Reinvestment of distributions	7,225,419	21,721	145,835,389	404,219
Shares redeemed	(22,410,336)	(1,577,022)	(455,708,780)	(29,872,678)
Net increase (decrease)	94,090,027	90,643,841	$1,918,103,556	$1,733,265,606
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	40,930,857	28,388,583	$916,073,404	$580,648,241
Reinvestment of distributions	4,490,081	3,321,275	100,550,687	67,053,418
Shares redeemed	(31,054,203)	(32,252,745)	(689,473,754)	(658,162,503)
Net increase (decrease)	14,366,735	(542,887)	$327,150,337	$(10,460,844)
Institutional Premium Class
Shares sold	130,403,772	148,757,350	$2,885,427,665	$3,031,416,210
Reinvestment of distributions	19,159,567	17,264,058	427,859,413	348,162,090
Shares redeemed	(243,713,141)	(192,389,095)	(5,379,130,040)	(3,926,259,365)
Net increase (decrease)	(94,149,802)	(26,367,687)	$(2,065,842,962)	$(546,681,065)
Premier Class
Shares sold	89,674,196	108,340,189	$1,969,557,399	$2,233,322,021
Reinvestment of distributions	6,450,107	8,006,670	143,954,503	161,436,705
Shares redeemed	(108,232,130)	(169,753,773)	(2,439,686,263)	(3,508,722,320)
Net increase (decrease)	(12,107,827)	(53,406,914)	$(326,174,361)	$(1,113,963,594)
Premier II Class
Shares sold	180,181,119	119,299,910	$4,049,831,041	$2,479,327,726
Reinvestment of distributions	7,240,694	24,607	162,788,870	497,058
Shares redeemed	(23,832,245)	(1,817,251)	(536,571,076)	(37,410,390)
Net increase (decrease)	163,589,568	117,507,266	$3,676,048,835	$2,442,414,394
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	41,661,944	31,303,398	$1,085,810,475	$737,776,838
Reinvestment of distributions	3,449,000	2,761,831	90,602,730	64,366,852
Shares redeemed	(25,313,943)	(25,043,591)	(657,949,401)	(588,998,733)
Net increase (decrease)	19,797,001	9,021,638	$518,463,804	$213,144,957
Institutional Premium Class
Shares sold	121,501,300	138,164,895	$3,140,001,179	$3,244,037,483
Reinvestment of distributions	14,676,364	14,218,838	384,403,424	331,154,387
Shares redeemed	(195,378,421)	(152,209,119)	(5,049,631,148)	(3,581,204,929)
Net increase (decrease)	(59,200,757)	174,614	$(1,525,226,545)	$(6,013,059)
Premier Class
Shares sold	90,876,345	97,694,851	$2,336,816,428	$2,318,127,792
Reinvestment of distributions	5,127,071	7,100,675	134,216,327	165,446,122
Shares redeemed	(105,828,395)	(155,753,517)	(2,801,109,350)	(3,732,813,410)
Net increase (decrease)	(9,824,979)	(50,957,991)	$(330,076,595)	$(1,249,239,496)
Premier II Class
Shares sold	184,317,868	116,262,330	$4,854,688,144	$2,801,374,891
Reinvestment of distributions	6,059,091	26,497	160,081,176	619,229
Shares redeemed	(17,909,971)	(1,249,229)	(471,705,951)	(29,570,642)
Net increase (decrease)	172,466,988	115,039,598	$4,543,063,369	$2,772,423,478
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	36,554,145	24,721,944	$1,025,461,510	$612,367,057
Reinvestment of distributions	2,575,998	2,053,316	73,438,098	50,574,854
Shares redeemed	(17,712,279)	(17,053,035)	(493,809,638)	(422,013,164)
Net increase (decrease)	21,417,864	9,722,225	$605,089,970	$240,928,747
Institutional Premium Class
Shares sold	116,772,082	132,042,496	$3,234,713,345	$3,258,425,607
Reinvestment of distributions	12,425,714	12,416,895	352,752,040	305,503,820
Shares redeemed	(185,660,173)	(141,323,482)	(5,151,598,468)	(3,496,675,606)
Net increase (decrease)	(56,462,377)	3,135,909	$(1,564,133,083)	$67,253,821
Premier Class
Shares sold	80,672,374	88,929,741	$2,233,054,986	$2,217,762,103
Reinvestment of distributions	4,190,515	6,115,318	118,717,421	150,445,003
Shares redeemed	(103,974,569)	(140,357,989)	(2,968,487,870)	(3,557,434,193)
Net increase (decrease)	(19,111,680)	(45,312,930)	$(616,715,463)	$(1,189,227,087)
Premier II Class
Shares sold	174,803,626	105,365,633	$4,966,345,960	$2,691,404,895
Reinvestment of distributions	4,886,741	23,040	140,010,775	568,637
Shares redeemed	(15,034,670)	(1,270,794)	(427,222,575)	(31,716,314)
Net increase (decrease)	164,655,697	104,117,879	$4,679,134,160	$2,660,257,218
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	29,718,263	21,170,878	$886,886,840	$550,084,491
Reinvestment of distributions	1,735,429	1,446,948	53,386,819	37,585,481
Shares redeemed	(13,858,549)	(13,038,272)	(410,560,740)	(339,333,882)
Net increase (decrease)	17,595,143	9,579,554	$529,712,919	$248,336,090
Institutional Premium Class
Shares sold	103,114,838	119,657,428	$3,040,139,850	$3,102,636,104
Reinvestment of distributions	8,904,821	9,382,124	273,310,968	243,554,962
Shares redeemed	(153,263,929)	(119,685,478)	(4,535,562,659)	(3,111,058,505)
Net increase (decrease)	(41,244,270)	9,354,074	$(1,222,111,841)	$235,132,561
Premier Class
Shares sold	71,696,783	80,391,130	$2,112,880,548	$2,106,119,883
Reinvestment of distributions	3,078,448	4,988,562	94,344,359	129,507,137
Shares redeemed	(97,732,454)	(125,415,555)	(2,977,818,093)	(3,355,104,454)
Net increase (decrease)	(22,957,223)	(40,035,863)	$(770,593,186)	$(1,119,477,434)
Premier II Class
Shares sold	166,003,024	94,385,273	$5,030,778,247	$2,544,602,644
Reinvestment of distributions	4,008,373	21,560	123,519,690	560,129
Shares redeemed	(12,718,880)	(1,499,502)	(385,954,646)	(39,384,103)
Net increase (decrease)	157,292,517	92,907,331	$4,768,343,291	$2,505,778,670
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	23,453,491	18,358,481	$702,292,604	$478,336,533
Reinvestment of distributions	1,532,479	1,318,831	47,376,399	34,333,145
Shares redeemed	(10,740,470)	(10,549,697)	(319,608,553)	(275,086,076)
Net increase (decrease)	14,245,500	9,127,615	$430,060,450	$237,583,602
Institutional Premium Class
Shares sold	103,217,406	121,624,214	$3,050,723,603	$3,158,699,162
Reinvestment of distributions	8,480,912	9,107,949	261,543,915	236,871,056
Shares redeemed	(149,747,523)	(113,998,185)	(4,447,829,170)	(2,968,137,020)
Net increase (decrease)	(38,049,205)	16,733,978	$(1,135,561,652)	$427,433,198
Premier Class
Shares sold	65,938,320	76,929,718	$1,948,196,782	$2,015,578,503
Reinvestment of distributions	2,809,409	4,647,602	86,477,173	120,831,269
Shares redeemed	(99,430,004)	(108,450,318)	(3,042,106,647)	(2,906,976,230)
Net increase (decrease)	(30,682,275)	(26,872,998)	$(1,007,432,692)	$(770,566,458)
Premier II Class
Shares sold	165,219,756	80,007,054	$5,026,979,980	$2,164,653,729
Reinvestment of distributions	3,687,784	29,308	114,088,098	762,882
Shares redeemed	(10,849,636)	(866,105)	(330,627,627)	(22,742,682)
Net increase (decrease)	158,057,904	79,170,257	$4,810,440,451	$2,142,673,929
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	24,964,706	18,474,033	$614,260,408	$395,911,075
Reinvestment of distributions	1,418,161	1,166,314	36,049,230	24,956,760
Shares redeemed	(9,273,230)	(9,666,134)	(226,129,412)	(207,390,933)
Net increase (decrease)	17,109,637	9,974,213	$424,180,226	$213,476,902
Institutional Premium Class
Shares sold	113,703,205	131,100,285	$2,768,597,600	$2,801,686,518
Reinvestment of distributions	8,111,378	8,314,791	205,945,976	177,956,473
Shares redeemed	(143,238,402)	(109,144,302)	(3,509,349,809)	(2,341,754,578)
Net increase (decrease)	(21,423,819)	30,270,774	$(534,806,233)	$637,888,413
Premier Class
Shares sold	67,980,426	76,004,327	$1,653,216,802	$1,637,160,872
Reinvestment of distributions	2,658,206	3,862,818	67,422,074	82,639,083
Shares redeemed	(79,678,197)	(98,598,148)	(1,999,681,342)	(2,178,338,279)
Net increase (decrease)	(9,039,565)	(18,731,003)	$(279,042,466)	$(458,538,324)
Premier II Class
Shares sold	143,542,443	73,439,907	$3,585,046,869	$1,638,090,284
Reinvestment of distributions	3,073,164	37,100	78,233,024	794,678
Shares redeemed	(10,013,300)	(1,251,176)	(250,105,219)	(27,043,610)
Net increase (decrease)	136,602,307	72,225,831	$3,413,174,674	$1,611,841,352
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	20,743,584	14,898,078	$433,571,157	$270,419,321
Reinvestment of distributions	1,036,820	816,947	22,355,205	14,823,598
Shares redeemed	(6,905,132)	(7,253,709)	(142,819,661)	(131,781,530)
Net increase (decrease)	14,875,272	8,461,316	$313,106,701	$153,461,389
Institutional Premium Class
Shares sold	98,380,185	107,389,941	$2,029,415,610	$1,945,117,736
Reinvestment of distributions	5,712,855	5,449,507	122,989,592	98,855,929
Shares redeemed	(100,331,123)	(72,886,065)	(2,083,756,103)	(1,326,293,097)
Net increase (decrease)	3,761,917	39,953,383	$68,649,099	$717,680,568
Premier Class
Shares sold	48,102,967	56,545,863	$992,465,299	$1,032,232,497
Reinvestment of distributions	1,654,710	2,458,322	35,610,363	44,595,678
Shares redeemed	(54,239,880)	(69,029,126)	(1,155,239,579)	(1,295,213,770)
Net increase (decrease)	(4,482,203)	(10,024,941)	$(127,163,917)	$(218,385,595)
Premier II Class
Shares sold	103,616,139	54,055,242	$2,193,577,328	$1,022,325,745
Reinvestment of distributions	2,187,614	21,084	47,207,922	382,674
Shares redeemed	(8,377,458)	(892,489)	(177,749,499)	(16,379,677)
Net increase (decrease)	97,426,295	53,183,837	$2,063,035,751	$1,006,328,742
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	11,362,222	8,058,709	$191,343,675	$118,165,148
Reinvestment of distributions	396,312	291,463	6,926,281	4,280,199
Shares redeemed	(4,226,259)	(3,098,788)	(70,116,711)	(45,688,308)
Net increase (decrease)	7,532,275	5,251,384	$128,153,245	$76,757,039
Institutional Premium Class
Shares sold	58,793,041	57,706,537	$983,259,763	$846,729,362
Reinvestment of distributions	2,267,168	1,903,803	39,591,699	27,949,256
Shares redeemed	(45,024,274)	(29,937,632)	(755,062,778)	(441,379,100)
Net increase (decrease)	16,035,935	29,672,708	$267,788,684	$433,299,518
Premier Class
Shares sold	27,774,775	33,750,740	$465,450,519	$498,278,080
Reinvestment of distributions	735,545	1,062,214	12,840,518	15,595,552
Shares redeemed	(23,520,367)	(38,461,665)	(403,309,507)	(584,927,939)
Net increase (decrease)	4,989,953	(3,648,711)	$74,981,530	$(71,054,307)
Premier II Class
Shares sold	56,262,436	32,038,864	$962,174,938	$490,298,937
Reinvestment of distributions	1,143,190	5,021	19,976,056	73,709
Shares redeemed	(5,661,301)	(655,218)	(97,068,266)	(9,765,063)
Net increase (decrease)	51,744,325	31,388,667	$885,082,728	$480,607,583
Fidelity Freedom Index 2070 FundB
Investor Class
Shares sold	5,311,623	804,706	$63,962,931	$8,452,959
Reinvestment of distributions	53,426	6,097	662,332	63,168
Shares redeemed	(739,224)	(94,409)	(8,928,969)	(991,179)
Net increase (decrease)	4,625,825	716,394	$55,696,294	$7,524,948
Institutional Premium Class
Shares sold	16,646,972	3,103,136	$199,211,672	$32,897,131
Reinvestment of distributions	176,662	12,681	2,187,840	131,371
Shares redeemed	(5,166,663)	(189,121)	(62,281,058)	(2,007,210)
Net increase (decrease)	11,656,971	2,926,696	$139,118,454	$31,021,292
Premier Class
Shares sold	5,423,308	1,056,177	$65,047,470	$11,142,517
Reinvestment of distributions	52,994	3,630	656,635	37,606
Shares redeemed	(2,351,747)	(224,976)	(28,605,009)	(2,377,730)
Net increase (decrease)	3,124,555	834,831	$37,099,096	$8,802,393
Premier II Class
Shares sold	10,532,722	406,681	$129,026,384	$4,286,263
Reinvestment of distributions	84,873	11	1,052,766	112
Shares redeemed	(703,190)	(49,299)	(8,570,515)	(513,520)
Net increase (decrease)	9,914,405	357,393	$121,508,635	$3,772,855

A Share transactions for Premier II Class are for the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
B Prior period share transactions for Investor Class, Institutional Premium Class and Premier Class are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund	Fidelity Freedom Index 2055 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10%	13%	-%	-%	-%	-%	-%
Fidelity Series Bond Index Fund	14%	22%	22%	12%	-%	-%	-%
Fidelity Series Global ex U.S. Index Fund	-%	-%	12%	15%	15%	15%	12%
Fidelity Series Total Market Index Fund	-%	-%	12%	15%	15%	15%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	33
Fidelity Series Bond Index Fund	90
Fidelity Series Global ex U.S. Index Fund	95
Fidelity Series International Developed Markets Bond Index Fund	36
Fidelity Series Long-Term Treasury Bond Index Fund	49
Fidelity Series Total Market Index Fund	95
Fidelity Series Treasury Bill Index Fund	25
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Prior Fiscal Year Reorganization Information.
On June 14, 2024, Fidelity Freedom Index Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Index 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Index Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Freedom Index Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Index Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Index Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom Index 2005 Fund	202,776,090	(3,441,542)
Investor Class			37,931,674	3,242,029	1.0853675214
Institutional Premium Class			142,037,855	12,160,763	1.0866352740
Premier Class			23,005,757	1,971,359	1.0869580120

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Index Income Fund	1,439,722,914	1,642,698,200

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$52,950,961
Total net realized gain (loss)	7,914,224
Total change in net unrealized appreciation (depreciation)	27,633,153
Net increase (decrease) in net assets resulting from operations	$88,498,338

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fidelity Freedom Index Income Fund Statement of Operations since June 14, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Retirement Fund (formerly Fidelity Freedom Index Income Fund), Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Index 2070 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Retirement Fund (formerly Fidelity Freedom Index Income Fund), Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Index 2070 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, except for the statements of changes in net assets and financial highlights for Fidelity Freedom Index 2070 Fund, which are for the year then ended and for the period from June 28, 2024 (commencement of operations) through March 31, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index 2010 Fund	$6,069,070
Fidelity Freedom Index 2015 Fund	$41,576,049
Fidelity Freedom Index 2020 Fund	$228,874,347
Fidelity Freedom Index 2025 Fund	$283,079,283
Fidelity Freedom Index 2030 Fund	$148,681,412
Fidelity Freedom Index 2035 Fund	$67,990,280
Fidelity Freedom Index 2040 Fund	$83,092,344
Fidelity Freedom Index 2045 Fund	$27,785,773
Fidelity Freedom Index 2070 Fund	$5,797
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Index Retirement Fund	56.20%
Fidelity Freedom Index 2010 Fund	53.81%
Fidelity Freedom Index 2015 Fund	48.74%
Fidelity Freedom Index 2020 Fund	42.87%
Fidelity Freedom Index 2025 Fund	36.88%
Fidelity Freedom Index 2030 Fund	31.49%
Fidelity Freedom Index 2035 Fund	24.55%
Fidelity Freedom Index 2040 Fund	16.30%
Fidelity Freedom Index 2045 Fund	11.74%
Fidelity Freedom Index 2050 Fund	11.54%
Fidelity Freedom Index 2055 Fund	11.32%
Fidelity Freedom Index 2060 Fund	11.28%
Fidelity Freedom Index 2065 Fund	11.19%
Fidelity Freedom Index 2070 Fund	10.00%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Index Retirement Fund	$52,849,827
Fidelity Freedom Index 2010 Fund	$19,653,662
Fidelity Freedom Index 2015 Fund	$45,453,780
Fidelity Freedom Index 2020 Fund	$135,835,167
Fidelity Freedom Index 2025 Fund	$245,652,920
Fidelity Freedom Index 2030 Fund	$343,536,128
Fidelity Freedom Index 2035 Fund	$282,106,104
Fidelity Freedom Index 2040 Fund	$158,337,229
Fidelity Freedom Index 2045 Fund	$84,359,264
Fidelity Freedom Index 2050 Fund	$80,235,080
Fidelity Freedom Index 2055 Fund	$60,004,147
Fidelity Freedom Index 2060 Fund	$35,036,675
Fidelity Freedom Index 2065 Fund	$11,295,185
Fidelity Freedom Index 2070 Fund	$442,513

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class	Premier Class	Premier II Class
Fidelity Freedom Index Retirement Fund
April, 2025	0%	0%	0%	0%
May, 2025	3%	3%	3%	3%
June 2025	4%	4%	4%	4%
July, 2025	4%	4%	4%	4%
August, 2025	4%	4%	4%	4%
September, 2025	4%	4%	4%	4%
October, 2025	4%	4%	4%	4%
November 2025	4%	4%	4%	4%
December, 2025	4%	4%	4%	4%
February, 2026	0%	0%	0%	0%
March, 2026	0%	0%	0%	0%
Fidelity Freedom Index 2010 Fund
May, 2025	0%	0%	0%	0%
December, 2025	5%	5%	5%	5%
Fidelity Freedom Index 2015 Fund
May, 2025	0%	0%	0%	0%
December, 2025	7%	7%	7%	7%
Fidelity Freedom Index 2020 Fund
May, 2025	0%	0%	0%	0%
December, 2025	10%	10%	9%	9%
Fidelity Freedom Index 2025 Fund
May, 2025	0%	0%	0%	0%
December, 2025	12%	12%	12%	12%
Fidelity Freedom Index 2030 Fund
May, 2025	0%	0%	0%	0%
December, 2025	14%	14%	13%	13%
Fidelity Freedom Index 2035 Fund
May, 2025	0%	0%	0%	0%
December, 2025	16%	16%	16%	16%
Fidelity Freedom Index 2040 Fund
May, 2025	1%	1%	1%	1%
December, 2025	22%	22%	22%	22%
Fidelity Freedom Index 2045 Fund
May, 2025	1%	1%	1%	1%
December, 2025	26%	26%	26%	25%
Fidelity Freedom Index 2050 Fund
May, 2025	3%	2%	2%	2%
December, 2025	26%	26%	26%	26%
Fidelity Freedom Index 2055 Fund
May, 2025	2%	2%	2%	2%
December, 2025	27%	26%	26%	26%
Fidelity Freedom Index 2060 Fund
May, 2025	1%	1%	1%	1%
December, 2025	27%	26%	26%	26%
Fidelity Freedom Index 2065 Fund
May, 2025	5%	4%	4%	4%
December, 2025	26%	26%	26%	26%
Fidelity Freedom Index 2070 Fund
May, 2025	8%	8%	7%	7%
December, 2025	25%	25%	25%	25%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Institutional Premium Class	Premier Class	Premier II Class
Fidelity Freedom Index Retirement Fund
April, 2025	0.00%	0.00%	0.00%	0.00%
May, 2025	7.82%	7.82%	7.61%	7.61%
June 2025	9.76%	9.76%	9.37%	9.37%
July, 2025	10.05%	9.55%	9.55%	9.55%
August, 2025	9.61%	9.61%	9.61%	9.61%
September, 2025	9.70%	9.70%	9.70%	9.32%
October, 2025	9.81%	9.81%	9.34%	9.34%
November 2025	9.66%	9.66%	9.66%	9.46%
December, 2025	9.65%	9.59%	9.53%	9.65%
February, 2026	0.00%	0.00%	0.00%	0.00%
March, 2026	0.00%	0.00%	0.00%	0.00%
Fidelity Freedom Index 2010 Fund
May, 2025	0.05%	0.05%	0.04%	0.04%
December, 2025	11.83%	11.74%	11.65%	11.64%
Fidelity Freedom Index 2015 Fund
May, 2025	0.14%	0.14%	0.14%	0.13%
December, 2025	16.39%	16.24%	16.16%	16.16%
Fidelity Freedom Index 2020 Fund
May, 2025	0.21%	0.20%	0.20%	0.19%
December, 2025	21.66%	21.43%	21.30%	21.36%
Fidelity Freedom Index 2025 Fund
May, 2025	0.12%	0.12%	0.12%	0.11%
December, 2025	27.35%	27.14%	26.88%	27.08%
Fidelity Freedom Index 2030 Fund
May, 2025	0.43%	0.41%	0.40%	0.39%
December, 2025	30.98%	30.71%	30.50%	30.75%
Fidelity Freedom Index 2035 Fund
May, 2025	0.52%	0.51%	0.50%	0.48%
December, 2025	37.02%	36.67%	36.38%	36.84%
Fidelity Freedom Index 2040 Fund
May, 2025	1.08%	0.97%	0.94%	0.89%
December, 2025	51.19%	50.68%	50.27%	51.20%
Fidelity Freedom Index 2045 Fund
May, 2025	1.97%	1.84%	1.72%	1.62%
December, 2025	59.72%	59.04%	58.57%	59.85%
Fidelity Freedom Index 2050 Fund
May, 2025	5.06%	4.66%	4.31%	4.01%
December, 2025	60.43%	59.75%	59.36%	60.49%
Fidelity Freedom Index 2055 Fund
May, 2025	3.66%	3.31%	3.16%	2.90%
December, 2025	60.82%	60.21%	59.62%	61.06%
Fidelity Freedom Index 2060 Fund
May, 2025	1.93%	1.69%	1.59%	1.50%
December, 2025	60.77%	60.20%	59.64%	61.11%
Fidelity Freedom Index 2065 Fund
May, 2025	10.66%	9.47%	8.53%	7.75%
December, 2025	61.02%	60.30%	59.77%	61.49%
Fidelity Freedom Index 2070 Fund
May, 2025	20.93%	20.93%	16.75%	16.75%
December, 2025	62.39%	61.80%	61.50%	63.50%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Investor Class	Institutional Premium Class	Premier Class	Premier II Class
Fidelity Freedom Index Retirement Fund
April, 2025	0.00%	0.00%	0.00%	0.00%
May, 2025	0.27%	0.27%	0.27%	0.27%
June 2025	0.34%	0.34%	0.33%	0.33%
July, 2025	0.35%	0.33%	0.33%	0.33%
August, 2025	0.33%	0.33%	0.33%	0.33%
September, 2025	0.34%	0.34%	0.34%	0.32%
October, 2025	0.34%	0.34%	0.33%	0.33%
November 2025	0.34%	0.34%	0.34%	0.33%
December, 2025	0.34%	0.33%	0.33%	0.34%
February, 2026	0.00%	0.00%	0.00%	0.00%
March, 2026	0.00%	0.00%	0.00%	0.00%
Fidelity Freedom Index 2010 Fund
May, 2025	0.01%	0.01%	0.01%	0.01%
December, 2025	0.41%	0.41%	0.40%	0.40%
Fidelity Freedom Index 2015 Fund
May, 2025	0.01%	0.01%	0.01%	0.01%
December, 2025	0.56%	0.55%	0.55%	0.55%
Fidelity Freedom Index 2020 Fund
May, 2025	0.01%	0.01%	0.01%	0.01%
December, 2025	0.74%	0.73%	0.73%	0.73%
Fidelity Freedom Index 2025 Fund
May, 2025	0.01%	0.01%	0.01%	0.01%
December, 2025	0.93%	0.93%	0.92%	0.92%
Fidelity Freedom Index 2030 Fund
May, 2025	0.02%	0.02%	0.02%	0.02%
December, 2025	1.06%	1.05%	1.05%	1.06%
Fidelity Freedom Index 2035 Fund
May, 2025	0.02%	0.02%	0.02%	0.02%
December, 2025	1.28%	1.26%	1.25%	1.27%
Fidelity Freedom Index 2040 Fund
May, 2025	0.04%	0.04%	0.04%	0.04%
December, 2025	1.76%	1.74%	1.73%	1.76%
Fidelity Freedom Index 2045 Fund
May, 2025	0.07%	0.07%	0.06%	0.06%
December, 2025	2.06%	2.04%	2.02%	2.07%
Fidelity Freedom Index 2050 Fund
May, 2025	0.18%	0.16%	0.15%	0.14%
December, 2025	2.08%	2.06%	2.05%	2.08%
Fidelity Freedom Index 2055 Fund
May, 2025	0.13%	0.12%	0.11%	0.10%
December, 2025	2.10%	2.08%	2.06%	2.11%
Fidelity Freedom Index 2060 Fund
May, 2025	0.07%	0.06%	0.06%	0.06%
December, 2025	2.11%	2.09%	2.07%	2.12%
Fidelity Freedom Index 2065 Fund
May, 2025	0.38%	0.33%	0.30%	0.27%
December, 2025	2.13%	2.11%	2.09%	2.15%
Fidelity Freedom Index 2070 Fund
May, 2025	0.76%	0.76%	0.61%	0.61%
December, 2025	2.25%	2.23%	2.22%	2.29%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Index Retirement Fund
Investor Class	12/31/25	$0.0143	$0.0019
Institutional Premium Class	12/31/25	$0.0144	$0.0019
Premier Class	12/31/25	$0.0145	$0.0019
Premier II Class	12/31/25	$0.0145	$0.0019
Fidelity Freedom Index 2010 Fund
Investor Class	12/31/25	$0.0438	$0.0026
Institutional Premium Class	12/31/25	$0.0441	$0.0026
Premier Class	12/31/25	$0.0444	$0.0026
Premier II Class	12/31/25	$0.0447	$0.0026
Fidelity Freedom Index 2015 Fund
Investor Class	12/31/25	$0.0649	$0.0039
Institutional Premium Class	12/31/25	$0.0655	$0.0039
Premier Class	12/31/25	$0.0658	$0.0039
Premier II Class	12/31/25	$0.0664	$0.0039
Fidelity Freedom Index 2020 Fund
Investor Class	12/31/25	$0.0917	$0.0055
Institutional Premium Class	12/31/25	$0.0927	$0.0055
Premier Class	12/31/25	$0.0933	$0.0055
Premier II Class	12/31/25	$0.0941	$0.0055
Fidelity Freedom Index 2025 Fund
Investor Class	12/31/25	$0.1316	$0.0078
Institutional Premium Class	12/31/25	$0.1327	$0.0078
Premier Class	12/31/25	$0.1339	$0.0078
Premier II Class	12/31/25	$0.1349	$0.0078
Fidelity Freedom Index 2030 Fund
Investor Class	12/31/25	$0.1628	$0.0097
Institutional Premium Class	12/31/25	$0.1643	$0.0097
Premier Class	12/31/25	$0.1654	$0.0097
Premier II Class	12/31/25	$0.1669	$0.0097
Fidelity Freedom Index 2035 Fund
Investor Class	12/31/25	$0.2181	$0.0129
Institutional Premium Class	12/31/25	$0.2202	$0.0129
Premier Class	12/31/25	$0.2219	$0.0129
Premier II Class	12/31/25	$0.2236	$0.0129
Fidelity Freedom Index 2040 Fund
Investor Class	12/31/25	$0.2897	$0.0171
Institutional Premium Class	12/31/25	$0.2926	$0.0171
Premier Class	12/31/25	$0.2950	$0.0171
Premier II Class	12/31/25	$0.2978	$0.0171
Fidelity Freedom Index 2045 Fund
Investor Class	12/31/25	$0.3451	$0.0203
Institutional Premium Class	12/31/25	$0.3491	$0.0203
Premier Class	12/31/25	$0.3519	$0.0203
Premier II Class	12/31/25	$0.3559	$0.0203
Fidelity Freedom Index 2050 Fund
Investor Class	12/31/25	$0.3482	$0.0205
Institutional Premium Class	12/31/25	$0.3522	$0.0205
Premier Class	12/31/25	$0.3545	$0.0205
Premier II Class	12/31/25	$0.3596	$0.0205
Fidelity Freedom Index 2055 Fund
Investor Class	12/31/25	$0.2888	$0.0170
Institutional Premium Class	12/31/25	$0.2917	$0.0170
Premier Class	12/31/25	$0.2946	$0.0170
Premier II Class	12/31/25	$0.2975	$0.0170
Fidelity Freedom Index 2060 Fund
Investor Class	12/31/25	$0.2442	$0.0144
Institutional Premium Class	12/31/25	$0.2466	$0.0144
Premier Class	12/31/25	$0.2489	$0.0144
Premier II Class	12/31/25	$0.2512	$0.0144
Fidelity Freedom Index 2065 Fund
Investor Class	12/31/25	$0.1960	$0.0115
Institutional Premium Class	12/31/25	$0.1983	$0.0115
Premier Class	12/31/25	$0.2000	$0.0115
Premier II Class	12/31/25	$0.2012	$0.0115
Fidelity Freedom Index 2070 Fund
Investor Class	12/31/25	$0.1301	$0.0076
Institutional Premium Class	12/31/25	$0.1313	$0.0076
Premier Class	12/31/25	$0.1319	$0.0076
Premier II Class	12/31/25	$0.1326	$0.0076

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.899264.116
FRX-ANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026